     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2000

                                                       REGISTRATION NO. 33-51794
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------


                         POST-EFFECTIVE AMENDMENT NO. 9
                                       TO
                                    FORM S-6


                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                            ------------------------

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II

                             (Exact name of trust)

                     ML LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of depositor)
                               100 CHURCH STREET
                                   11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
         (Complete address of depositor's principal executive offices)

                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                    SENIOR VICE PRESIDENT & GENERAL COUNSEL
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                (Name and complete address of agent for service)

                            ------------------------

                                    COPY TO:

                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.
                        SUTHERLAND ASBILL & BRENNAN LLP
                          1275 PENNSYLVANIA AVENUE, NW
                           WASHINGTON, DC 20004-2415

                            ------------------------

It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)


/X/ on May 1, 2000 pursuant to paragraph (b)


/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Flexible Premium Variable Life Insurance Contracts.

Check box if it is proposed that the filing will become effective on (date) at
(time) pursuant to Rule 487 / /
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROSPECTUS


May 1, 2000


                ML of New York Variable Life Separate Account II

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                   issued by
                     ML LIFE INSURANCE COMPANY OF NEW YORK
                  Home Office: 100 Church Street, 11th Floor,
                         New York, New York 10080-6511
                         Service Center: P.O. Box 9025
                     Springfield, Massachusetts 01102-9025
                                1414 Main Street
                     Springfield, Massachusetts 01144-1007
                             Phone: (800) 354-5333
                                offered through
               Merrill Lynch, Pierce, Fenner & Smith Incorporated

This Prospectus describes contracts which generally are modified endowment contracts under federal tax law. Most distributions will have tax consequences and/or penalties.


Generally, through the first 14 days following a Contract's in force date, we will invest your initial payment in the investment division of the ML of New York Variable Life Separate Account II (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest each investment division's assets in corresponding portfolios of the following:



-   MERRILL LYNCH VARIABLE SERIES FUNDS, INC.


      -  Basic Value Focus Fund


      -  Balanced Capital Focus Fund


      -  Global Growth Focus Fund


      -  Utilities and Telecommunications Focus Fund


      -  Developing Capital Markets Focus Fund


      -  Small Cap Value Focus Fund


      -  Index 500 Fund


-   MERRILL LYNCH SERIES FUND, INC.


      -  Money Reserve Portfolio


      -  Intermediate Government Bond Portfolio


      -  Long-Term Corporate Bond Portfolio


      -  High Yield Portfolio


      -  Capital Stock Portfolio


      -  Growth Stock Portfolio


      -  Multiple Strategy Portfolio


      -  Natural Resources Portfolio


      -  Global Strategy Portfolio


      -  Balanced Portfolio



-   AIM VARIABLE INSURANCE FUNDS


      -  AIM V.I. Capital Appreciation Fund


      -  AIM V.I. Value Fund


-   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.


      -  Premier Growth Portfolio


      -  Quasar Portfolio


-   HOTCHKIS AND WILEY VARIABLE TRUST


      -  International VIP Portfolio


-   MFS VARIABLE INSURANCE TRUST


      -  MFS Emerging Growth Series


      -  MFS Research Series


-   MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.


      -  Mercury V.I. U.S. Large Cap Fund


-   MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES
    Fourteen maturity dates ranging from February 15, 2001 -- February 15, 2019


Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the insured's life, or, as you may select, for a shorter time if the face amount chosen is above the minimum face amount required for the initial payment. During this guarantee period, we will terminate the Contract only if loan debt exceeds certain contract values. After the guarantee period ends, the Contract will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the Contract is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

You may:

    - make additional payments subject to certain conditions
    - change the face amount of your Contract subject to certain conditions
    - redeem the Contract for its net cash surrender value
    - make partial withdrawals
    - borrow up to the loan value of your Contract

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

You may return the Contract or exchange it for a contract with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the Contract.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.


LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.



CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-; THE HOTCHKIS AND WILEY VARIABLE TRUST; THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                Page
                                                              --------
IMPORTANT TERMS.............................................         5
SUMMARY OF THE CONTRACT.....................................         6
    What the Contract Provides..............................         6
    Availability and Payments...............................         7
    The Investment Base.....................................         7
    The Investment Divisions................................         8
    Illustrations...........................................         8
    Replacement of Existing Coverage........................         8
    Right to Cancel ("Free Look" Period) or Exchange........         8
    Distributions From The Contract.........................         8
    Fees and Charges........................................         9
    Joint Insureds..........................................        11
FACTS ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS...................        12
    ML Life Insurance Company of New York...................        12
    Merrill Lynch, Pierce, Fenner & Smith Incorporated
    (MLPF&S)................................................        12
    CMA Account Reporting...................................        12
    The Separate Account....................................        12
    Net Rate of Return for an Investment....................        13
    Changes Within the Separate Account.....................        14
THE FUNDS...................................................        14
    The Series Fund.........................................        14
    The Variable Series Funds...............................        16
    The AIM V.I. Funds......................................        17
    The Alliance Fund.......................................        17
    The MFS Trust...........................................        18
    The Hotchkis and Wiley Trust............................        18
    The Mercury V.I. Funds..................................        19
    Special Risks In Certain Funds..........................        19
    The Operation of the Funds..............................        20
    The Zero Trusts.........................................        21
FACTS ABOUT THE CONTRACT....................................        22
    Who May be Covered......................................        22
    Initial Payment.........................................        23
    Right to Cancel ("Free Look" Period)....................        24
    Making Additional Payments..............................        24
    Changing the Face Amount................................        27
    Investment Base.........................................        28
    Charges.................................................        29
    Charges Deducted from the Investment Base...............        29
    Charges to the Separate Account.........................        30
    Charges to Fund Assets..................................        31
    Guarantee Period........................................        33
    Net Cash Surrender Value................................        33
    Partial Withdrawals.....................................        34
    Loans...................................................        35
    Death Benefit Proceeds..................................        36
    Payment of Death Benefit Proceeds.......................        37

                                                                Page
                                                              --------
    Dollar Cost Averaging...................................        38
    Right to Exchange Contract..............................        38
    Income Plans............................................        39
    Reports to Contract Owners..............................        39
MORE ABOUT THE CONTRACT.....................................        40
    Using the Contract......................................        40
    Some Administrative Procedures..........................        42
    Other Contract Provisions...............................        43
    Group or Sponsored Arrangements.........................        43
    Unisex Legal Considerations.............................        44
    Selling the Contracts...................................        44
    Tax Considerations......................................        45
    ML Life Insurance Company of New York's Income Taxes....        47
    Reinsurance.............................................        48
ILLUSTRATIONS...............................................        48
JOINT INSUREDS..............................................        55
    Availability and Payments...............................        55
    Who May be Covered......................................        55
    Initial Payment.........................................        55
    Making Additional Payments..............................        55
    Changing the Face Amount................................        56
    Charges Deducted from the Investment Base...............        56
    Guarantee Period........................................        56
    Net Cash Surrender Value................................        56
    Death Benefit Proceeds..................................        56
    Net Single Premium Factor...............................        57
    Payment of Death Benefit Proceeds.......................        57
    Right to Exchange Contract..............................        57
    Using the Contract......................................        57
    Other Contract Provisions...............................        57
    Income Plans............................................        59
MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK............        59
    Directors and Executive Officers........................        59
    Services Arrangement....................................        60
    State Regulation........................................        60
    Legal Proceedings.......................................        61
    Experts.................................................        61
    Legal Matters...........................................        61
    Registration Statements.................................        61
    Financial Statements....................................        61
    Financial Statements of ML of New York Variable Life
    Separate Account II.....................................       S-1
    Financial Statements of ML Life Insurance Company of New
    York....................................................       G-1


This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. We have not authorized any person to make any representations in connection with this offering other than those contained in this prospectus.

                                IMPORTANT TERMS

ATTAINED AGE: is the issue age of the insured plus the number of full years since the contract date.

CASH SURRENDER VALUE: is equal to the investment base less the balance of any deferred contract load we have not yet deducted and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted, plus any loan debt.

CONTRACT ANNIVERSARY: is the same date of each year as the contract date.

CONTRACT DATE: is used to determine processing dates, contract years and contract anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center. It is also referred to as the contract date.

FACE AMOUNT: is the minimum death benefit as long as the Contract remains in force. You can change the face amount; it may increase as a result of an additional payment; or it may decrease as a result of a partial withdrawal.

FIXED BASE: On the contract date, the fixed base equals the cash surrender value. From then on, the fixed base is calculated like the cash surrender value except that the calculation reflects net premiums, uses 4% interest instead of the net rate of return, and substitutes the guaranteed maximum cost of insurance rates for the current rates. In addition, the fixed base is calculated without taking into account loans or repayments. The fixed base is equivalent to the cash surrender value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. We use the fixed base to limit the mortality cost deduction and our right to cancel the Contract during the guarantee period.


GUARANTEE PERIOD: is the time we guarantee that the Contract will remain in force regardless of investment experience, unless loan debt exceeds certain contract values. It is the period that a comparable fixed life insurance contract (with the same face amount, payments and withdrawals made, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.



IN FORCE DATE: is the date when the underwriting process is complete, we receive the initial payment and any outstanding contract amendments at the Service Center.


INVESTMENT BASE: is the amount available under a Contract for investment in the Separate Account at any time.

ISSUE AGE: is the insured's age as of his or her birthday nearest the contract date.

LOAN DEBT: is the sum of all outstanding loans on a Contract plus accrued interest.

MONTHIVERSARY: is the same day each month as the contract date.


NET AMOUNT AT RISK: is the excess of the death benefit over the cash surrender value, adjusted for interest at 4%.


NET CASH SURRENDER VALUE: is equal to cash surrender value less any loan debt.

NET SINGLE PREMIUM FACTOR: is used to determine the amount of death benefit purchased by $1.00 of cash surrender value. We use this factor in the calculation of the variable insurance amount to make sure that the

Contract always meets the guidelines of what constitutes a life insurance contract under the Internal Revenue Code (IRC).

PROCESSING DATES: are the contract date and the first day of each contract quarter thereafter. Processing dates after the contract date are the days when we deduct charges from the investment base.

PROCESSING PERIOD: is the period between consecutive processing dates.

VARIABLE INSURANCE AMOUNT: is computed daily by multiplying the cash surrender value by the net single premium factor.

                            SUMMARY OF THE CONTRACT

WHAT THE CONTRACT PROVIDES


The Contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.


We don't guarantee that contract values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk for any amount allocated to an investment division.


We offer other variable life insurance contracts that have different features and charges. These different charges would affect your investment division performance and investment base. To obtain more information about these other contracts, contact our Service Center or your Financial Consultant.


DEATH BENEFIT. The death benefit equals the face amount or variable insurance amount, whichever is larger. The variable insurance amount increases or decreases depending on the investment results of the investment divisions you select. The death benefit may go up or down, depending on investment performance. However, it will never drop below the face amount. We will reduce the death benefit by any loan debt.


TAX BENEFITS AND TAX CONSIDERATIONS. We believe the Contract generally provides at least the minimum death benefit required under federal tax law (although there is less guidance and therefore some uncertainty with respect to Contracts issued on a substandard basis and Contracts insuring two lives). By satisfying this requirement, the Contract provides two important tax benefits:


   1) Its death benefit is generally not subject to income tax;

   2) Any increases in the Contract's cash surrender value are not taxable until distributed from the Contract. (Since the Contract generally is a modified endowment contract, distributions are subject to tax, and, if taken before you reach age 59 1/2, may also be subject to a 10% federal penalty tax.) See "Tax Considerations".

GUARANTEE PERIOD. Generally, during the guarantee period, we guarantee the Contract will remain in effect and provide the death benefit regardless of investment performance unless loan debt exceeds certain contract values (See "Loans" for an explanation of how any loan debt affects the Contract's value). If your Contract's face amount is the minimum death benefit required under federal tax laws, the guarantee period is for the insured's lifetime. If you select a higher face amount, your guarantee period is shorter. The chart below shows how the face amount of your contract affects the guarantee period (assuming the same premium).

                              INSURED MALE AGE 60
                            INITIAL PREMIUM 100,000


                      LENGTH OF GUARANTEE PERIOD (YEARS)                         FACE AMOUNT
                      ----------------------------------                         ------------
                      5                                                            $1,079,637
                      10                                                              501,909
                      20                                                              235,437
                      30                                                              177,763
                      Insured's lifetime                                              170,482


A guarantee period for the insured's lifetime provides certainty. Your own individual insurance needs and risk tolerance should determine the face amount of your Contract and therefore your guarantee period.

You should purchase the Contract for its death benefit. You may use the Contract's net cash surrender value, as well as its death benefit, to provide proceeds for various individual and business planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to terminate. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, you should consider whether the long-term nature of the Contract, its investment risks, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes you may be considering. Moreover, using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations".)

AVAILABILITY AND PAYMENTS

We will issue a Contract for an insured up to age 75 (or up to age 80 for joint insureds). We will consider issuing Contracts for insureds above age 75 on an individual basis. A Contract can be purchased with a single payment. The minimum single payment for a Contract is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000 (but that payment may not be less than $2,000).

Contract owners may pay planned periodic payments instead of a single payment. If you elect planned periodic payments, the minimum initial planned periodic payment is $2,000 provided that the initial payment plus the planned payments will total $10,000 or more during the first five contract years.

We will not accept an initial payment that provides a guarantee period of less than one year.


Subject to certain conditions, you may make additional unplanned payments. (See "Making Additional Payments".)


THE INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the next business day after our Service Center receives your initial payment), the investment base is equal to the initial payment. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the Contract by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS



We invest your payments in investment divisions of the Separate Account. Generally, through the first 14 days following the in force date, we will invest the initial payment only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, we will reallocate the investment base to up to five of the investment divisions, according to your instructions. (See "Changing the Allocation".)


ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance contract as a replacement for existing coverage. Before you buy a Contract, ask your Merrill Lynch Financial Consultant if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once you receive the Contract, review it carefully to make sure it is what you want. You may return a Contract for a refund within ten days after you receive it. If you return the Contract during the "free look" period, we will refund the payment without interest.

You may also exchange your Contract at any time for a contract with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE CONTRACT

PARTIAL WITHDRAWALS. Beginning in Contract year two, you may withdraw up to 80% of the net cash surrender value. (See "Partial Withdrawals".) Partial withdrawals may have tax consequences. (See "Tax Considerations".)

SURRENDERS. You may surrender your Contract at any time and receive the net cash surrender value. The net cash surrender value equals the investment base minus:

    - The balance of any deferred contract loading not yet deducted; and

    - Other contract charges not yet deducted.

Surrendering your Contract may have tax consequences. (See "Tax
Considerations.")


LOANS. You may borrow money from us, using your Contract as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the Contract and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS TREATED AS A NEW LOAN (CAPITALIZED) AND ADDED TO THE OUTSTANDING LOAN AMOUNT. With a modified endowment contract, both the loan amount and the amount of capitalized interest are treated as taxable distributions. Depending upon investment performance of the investment divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with loan debt outstanding, adverse tax consequences may result. Loan debt is considered part of the cash surrender value which is used to calculate taxable gain. Loans may have other adverse tax consequences. (See "Loans" and "Tax Considerations--Tax Treatment of Loans and Other Distributions".)


FEES AND CHARGES

INVESTMENT BASE CHARGES. We invest the entire amount of all premium payments in the Separate Account. We then deduct certain charges from your investment base on processing dates. These charges are:


    - DEFERRED CONTRACT LOAD equal to 9% of each payment. It consists of a sales load of 5%, a charge for federal taxes of 2% and a premium tax charge of 2%. For joint insureds the deferred contract load equals 11% of each payment and consists of a sales load of 7%, a charge for federal taxes of 2% and a premium tax charge of 2%. We deduct the deferred contract load in equal installments of .90% (1.1% for joint insureds) of each payment. We make this deduction on the ten contract anniversaries following the date we receive and accept the payment. However, in determining a Contract's net cash surrender value, we subtract the balance of the deferred contract load not yet deducted.


    - MORTALITY COST -- on all quarterly processing dates after the contract date, we deduct a cost for the life insurance coverage we provide (see "Mortality Cost"); and

    - NET LOAN COST -- on each contract anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of 2.0% of the loan debt per year (see "Charges Deducted From the Investment Base" and "Net Loan Cost").

SEPARATE ACCOUNT CHARGES. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

    - A MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .90% annually at the beginning of the year; and

    - A TRUST CHARGE deducted from only those investment divisions investing in the Zero Trusts. It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.

ADVISORY FEES AND FUND EXPENSES. The portfolios in the Funds pay monthly advisory fees and other expenses. The following table helps you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 1999, as a percentage of each Fund's average net assets. For more information on fees and charges, see "Charges to Fund Assets".



                                                MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (CLASS A SHARES)
                           ----------------------------------------------------------------------------------------------------
                                          DEVELOPING      UTILITIES
                           BASIC  GLOBAL   CAPITAL           AND          INTERNATIONAL  SMALL CAP             BALANCED  GLOBAL
                           VALUE   BOND    MARKETS    TELECOMMUNICATIONS     EQUITY        VALUE               CAPITAL   GROWTH
ANNUAL EXPENSES            FOCUS  FOCUS*   FOCUS(A)        FOCUS(B)          FOCUS*      FOCUS(B)   INDEX 500  FOCUS(B)  FOCUS
---------------            -----  ------  ----------  ------------------  -------------  ---------  ---------  --------  ------
Investment Advisory
  Fees...................   .60%   .60%      1.00%           .60%              .75%         .75%       .30%      .60%     .75%
Other Expenses...........   .06%   .17%       .67%           .09%              .17%         .06%       .05%      .11%     .12%
                            ---    ---       ----            ---               ---          ---        ---       ---      ---
Total Annual Operating
  Expenses...............   .66%   .77%      1.67%           .69%              .92%         .81%       .35%      .71%     .87%
Expense Reimbursements...     0%     0%       .42%             0%                0%           0%         0%        0%       0%
                            ---    ---       ----            ---               ---          ---        ---       ---      ---
Net Expenses.............   .66%   .77%      1.25%           .69%              .92%         .81%       .35%      .71%     .87%



                                                             MERRILL LYNCH SERIES FUND, INC.
                           ----------------------------------------------------------------------------------------------------
                                    INTERMEDIATE  LONG-TERM
                            MONEY    GOVERNMENT   CORPORATE  HIGH   CAPITAL  GROWTH  MULTIPLE    NATURAL      GLOBAL
ANNUAL EXPENSES            RESERVE      BOND        BOND     YIELD   STOCK   STOCK   STRATEGY  RESOURCES(C)  STRATEGY  BALANCED
---------------            -------  ------------  ---------  -----  -------  ------  --------  ------------  --------  --------
Investment Advisory
  Fees...................    .32%       .32%         .32%     .32%    .32%    .32%     .32%        .32%        .32%      .32%
Other Expenses...........    .05%       .06%         .07%     .07%    .05%    .05%     .07%        .27%        .10%      .06%
                             ---        ---          ---      ---     ---     ---      ---         ---         ---       ---
Total Annual Operating
  Expenses...............    .37%       .38%         .39%     .39%    .37%    .37%     .39%        .59%        .42%      .38%
Expense Reimbursements...      0%         0%           0%       0%      0%      0%       0%        .09%          0%        0%
                             ---        ---          ---      ---     ---     ---      ---         ---         ---       ---
Net Expenses.............    .37%       .38%         .39%     .39%    .37%    .37%     .39%        .50%        .42%      .38%


                                               ALLIANCE VARIABLE
                                                    PRODUCTS
                           AIM VARIABLE        SERIES FUND, INC.    MFS-REGISTERED TRADEMARK- VARIABLE   HOTCHKIS AND WILEY
                         INSURANCE FUNDS        (CLASS A SHARES)            INSURANCE TRUST-SM-            VARIABLE TRUST
                      ----------------------  --------------------  -----------------------------------  ------------------
                        AIM V.I.              ALLIANCE                     MFS
                        CAPITAL     AIM V.I.   PREMIER   ALLIANCE       EMERGING             MFS         HOTCHKIS AND WILEY
ANNUAL EXPENSES       APPRECIATION   VALUE    GROWTH(D)  QUASAR(D)      GROWTH(E)        RESEARCH(E)     INTERNATIONAL VIP
---------------       ------------  --------  ---------  ---------  -----------------  ----------------  ------------------
Investment Advisory
  Fees..............      .62%        .61%      1.00%      1.00%           .75%              .75%                .75%
Other Expenses......      .11%        .15%       .05%       .19%           .09%              .11%                .26%
                          ---         ---       ----       ----            ---               ---                ----
Total Annual
  Operating
  Expenses..........      .73%        .76%      1.05%      1.19%           .84%              .86%               1.01%
Expense
  Reimbursements....        0%          0%         0%         0%             0%                0%                  0%
                          ---         ---       ----       ----            ---               ---                ----
Net Expenses........      .73%        .76%      1.05%      1.19%           .84%              .86%               1.01%

                        MERCURY ASSET
                         MANAGEMENT
                      V.I. FUNDS, INC.
                      (CLASS A SHARES)
                      -----------------
                        MERCURY V.I.
                         U.S. LARGE
ANNUAL EXPENSES            CAP(F)
---------------       -----------------
Investment Advisory
  Fees..............         .65%
Other Expenses......        2.18%
                            ----
Total Annual
  Operating
  Expenses..........        2.83%
Expense
  Reimbursements....        1.58%
                            ----
Net Expenses........        1.25%


--------


* Closed to allocations of premiums or contract value following the close of business on June 22, 1999.



(a) Merrill Lynch Asset Management L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. Under this Reimbursement Agreement, the Developing Capital Markets Focus Fund was reimbursed for a portion of its operating expenses for 1999.



(b) Effective April 4, 2000, (i) the Special Value Focus Fund was renamed the Small Cap Value Focus Fund; (ii) the Global Utility Focus Fund was renamed the Utilities and Telecommunications Fund; and (iii) the Capital Focus Fund was renamed the Balanced Capital Focus Fund. See the accompanying prospectus for the Variable Series Funds for additional information regarding these changes.



(c) We have agreed to limit operating expenses for each Fund of the Series Fund in a given year to .50% of its average daily net assets. Under this agreement, the Natural Resources Portfolio was reimbursed for a portion of its operating expenses for 1999.



(d) The Fee Table does not reflect fees waived or expenses assumed by Alliance Capital Management L.P. ("Alliance") for the Alliance Quasar Portfolio during the year ended December 31, 1999. Such waivers and assumption of expenses were made on a voluntary basis. Alliance may discontinue or reduce any such waiver or assumption of expenses at any time without notice. During the fiscal year ended December 31, 1999, Alliance waived management fees totaling .24% for the Alliance Quasar Portfolio. Considering such reimbursements, "Total Annual Operating Expenses" would have been .95%.



(e) The MFS Emerging Growth Series and the MFS Research Series have expense offset arrangements which reduce each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian and dividend disbursing agent. The Funds may enter into such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Funds' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the Funds. Had these fee reductions been taken into account, "Net Expenses" would have been 0.83% for the Emerging Growth Series and 0.85% for the Research Series.



(f) Mercury Asset Management International Ltd. has agreed to limit for one year the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund to 1.25% of its average net assets.


JOINT INSUREDS


The Contract can provide coverage on the lives of two insureds with a death benefit payable upon the death of the last surviving insured. Most of the discussions in this Prospectus referencing a single insured may also be read as though the single insured were the two insureds under a joint Contract. We have noted those discussions which are different for joint insureds. (See "Joint Insureds.")


THIS SUMMARY PROVIDES ONLY A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE CONTRACT. THIS PROSPECTUS AND THE CONTRACT PROVIDE FURTHER DETAIL. YOU SHOULD RETAIN THE CONTRACT TOGETHER WITH ITS ATTACHED APPLICATIONS, MEDICAL EXAM(S), AMENDMENTS, RIDERS, AND ENDORSEMENTS. THESE ARE THE ENTIRE AGREEMENT BETWEEN YOU AND US.


FOR THE DEFINITIONS OF SOME IMPORTANT TERMS USED IN THIS PROSPECTUS, SEE "IMPORTANT TERMS".

               FACTS ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
              THE SEPARATE ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS

ML LIFE INSURANCE COMPANY OF NEW YORK ("ML OF NEW YORK")

ML of New York ("we" or "us") is a stock life insurance company organized under the laws of the State of New York on November 28, 1973. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 9 states. We are also authorized to sell variable life insurance and variable annuities in most of those jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the Contracts issued through the Separate Account. We retain MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts".)

                             CMA ACCOUNT REPORTING


       If you have a Merrill Lynch Cash Management Account-Registered Trademark-,* you may elect to have your Contract linked electronically to that account. We call this the CMA Insurance Service. With this service, certain Contract information is included as part of your regular monthly CMA account statement. However, the Contract is not an asset held in your CMA Account. Your CMA Statement will list the investment base allocation, death benefit, net cash surrender value, loan debt and any CMA account activity affecting the Contract during the month.


THE SEPARATE ACCOUNT

We established the Separate Account, a separate investment account, on December 4, 1991. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. The Separate Account meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the Contract as well as other variable life insurance contracts we issue. The Separate Account is also governed by the laws of the State of New York, our state of domicile.

We own all of the assets in the Separate Account. We keep the Separate Account's assets apart from our general account and any other separate accounts we may have. New York insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets in the Separate Account will always be at least equal to the reserves and other

--------------------------------
* Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

liabilities of the Separate Account. If the Separate Account's assets exceed the required reserves and other Contract liabilities, we may transfer the excess to our general account.


There are currently 39 investment divisions in the Separate Account that are available for investment.


    - Seven invest in Class A shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

    - Ten invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").


    - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds (the "AIM V.I. Funds").



    - Two invest in shares of a portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").


    - Two invest in shares of a specific portfolio of the MFS-Registered Trademark- Variable Insurance Trust-SM-(the "MFS Trust").


    - One invests in shares of a portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust").



    - One invests in Class A shares of a portfolio of the Mercury Asset Management V.I. Funds, Inc (the "Mercury V.I. Funds").



    - Fourteen invest in specific units of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trust").



On July 22, 1999, two investment divisions previously under the Separate Account (the International Equity Focus Fund and the Global Bond Focus Fund of the Variable Series Fund) closed to allocation of premiums and investment base.


For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio in the accompanying prospectuses. They should be read along with this Prospectus.


Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named fund available through the Contract.


NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the unit value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the investment division for the valuation period and the charges to the Separate Account.

For investment divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For investment divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

CHANGES WITHIN THE SEPARATE ACCOUNT

We may add new investment divisions. We can also eliminate investment divisions, combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the New York Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution.

Subject to any required regulatory approvals, we can transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also can:

    - deregister the Separate Account under the Investment Company Act of 1940;

    - operate the Separate Account as a management company under the Investment Company Act of 1940;

    - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

    - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the funds into which the investment divisions may invest. There is no guarantee that any fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.

MONEY RESERVE PORTFOLIO seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

INTERMEDIATE GOVERNMENT BOND PORTFOLIO seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.


LONG-TERM CORPORATE BOND PORTFOLIO primarily seeks to provide a high level of current income. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors
Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").



HIGH YIELD PORTFOLIO primarily seeks a high level of current income. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").


CAPITAL STOCK PORTFOLIO seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.


GROWTH STOCK PORTFOLIO seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of companies with the potential to achieve above-average earnings growth.



MULTIPLE STRATEGY PORTFOLIO seeks high total investment return through a fully managed investment contract utilizing equity securities, intermediate and long-term debt securities and money market securities.



NATURAL RESOURCES PORTFOLIO seeks capital appreciation and to protect the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.


GLOBAL STRATEGY PORTFOLIO seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

BALANCED PORTFOLIO seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Class A shares of seven of its portfolios are currently available through the Separate Account. Two of its other portfolios are now closed to further investment. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.


BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.


GLOBAL BOND FOCUS FUND seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.



The investment division corresponding to this Fund closed to allocation of premiums and investment base on July 22, 1999.



UTILITIES AND TELECOMMUNICATIONS FOCUS FUND (FORMERLY THE GLOBAL UTILITY FOCUS
FUND) seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.


INTERNATIONAL EQUITY FOCUS FUND seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.


The investment division corresponding to this Fund closed to allocation of premiums and investment base on July 22, 1999.


DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.


SMALL CAP VALUE FOCUS FUND (FORMERLY THE SPECIAL VALUE FOCUS FUND) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities.

INDEX 500 FUND seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").


BALANCED CAPITAL FOCUS FUND (FORMERLY THE CAPITAL FOCUS FUND) seeks to achieve high total investment return. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities.



GLOBAL GROWTH FOCUS FUND seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.


The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. CAPITAL APPRECIATION FUND seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. VALUE FUND seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has served as an investment adviser since its organization in 1976. Today, AIM together with its subsidiaries, advises or manages over 120 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets".)


THE ALLIANCE FUND


The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of these Alliance Fund portfolios are described below.


PREMIER GROWTH PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital.

QUASAR PORTFOLIO seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital.



Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of AXA Financial, Inc., a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets".)


THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below.

MFS EMERGING GROWTH SERIES will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS RESEARCH SERIES will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets".)

THE HOTCHKIS AND WILEY TRUST


The Hotchkis and Wiley Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Hotchkis and Wiley. One if its mutual fund portfolios is available through the Separate Account. The investment objective of this Hotchkis and Wiley Trust portfolio is described below.



HOTCHKIS AND WILEY INTERNATIONAL VIP PORTFOLIO seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. In investing the Fund, Hotchkis and Wiley follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth.

Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, is a division of MLAM. The Hotchkis and Wiley Trust, as part of its operating expenses, pays an investment advisory fee to Hotchkis and Wiley. (See "Charges to Fund Assets".)

THE MERCURY V.I. FUNDS


The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. Class A shares of one of its mutual fund portfolios are available through the Separate Account. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.



MERCURY V.I. U.S. LARGE CAP FUND'S main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.


Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. (See "Charges to Fund Assets".)

SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLAM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.


Because a substantial portion of the Global Growth Focus Fund's assets may be invested on an international basis, you should be aware of certain risks of international investments, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.


In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.


For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements more than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore may fluctuate more in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


For the Hotchkis and Wiley International VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.


Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, you should consider many of these portfolios as a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.


THE OPERATION OF THE FUNDS

BUYING AND REDEEMING SHARES. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

VOTING RIGHTS. We are the legal owner of all Fund shares held in the Separate Account. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts according to instructions we receive from contract owners. We will vote shares attributable to Contracts for which we receive no voting instructions in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to Contracts in the same proportion as shares in the respective divisions for which we received instructions. We may vote Fund shares in our own right if any federal securities laws or regulations, or their present interpretation, change to permit us to do so.


We determine the number of your shares in a division by dividing your Contract's investment base in the division by the net asset value of one share of the corresponding portfolio. We count fractional votes.


Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.


We may also disregard instructions to vote for changes in the investment policy or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were:


    - contrary to state law;

    - prohibited by state regulatory authorities; or

    - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS. Shares of the Series Fund are available for investment by us, Merrill Lynch Life Insurance Company (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with us or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust and the Hotchkis and Wiley Trust are sold to separate accounts of ours, Merrill Lynch Life Insurance Company, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans. Shares of the Mercury Asset Management V.I. Funds are sold to separate accounts of ours, Merrill Lynch Life Insurance Company, and may in the future be sold to insurance companies not affiliated with us or Merrill Lynch & Co. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our contract owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.


ADMINISTRATIVE SERVICE ARRANGEMENTS. The investment adviser of a Fund (or its affiliates) may pay compensation to us or our affiliates, which may be significant, in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others.


THE ZERO TRUSTS

The Zero Trusts are intended to provide safety of capital and a competitive yield to maturity. The Zero Trusts purchase at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

    - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

    - coupons stripped from U.S. debt obligations; and

    - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available are shown below:


                                   TARGETED
                                    RATE OF
                                   RETURN TO
                                MATURITY AS OF
ZERO TRUST     MATURITY DATE    APRIL 19, 2000
----------   -----------------  ---------------
   2001      February 15, 2001        4.00%
   2002      February 15, 2002        4.60%
   2003      August 15, 2003          4.95%
   2004      February 15, 2004        5.01%
   2005      February 15, 2005        4.80%
   2006      February 15, 2006        4.53%
   2007      February 15, 2007        4.67%
   2008      February 15, 2008        5.00%
   2009      February 15, 2009        4.97%
   2010      February 15, 2010        5.08%
   2011      February 15, 2011        4.96%
   2013      February 15, 2013        4.96%
   2014      February 15, 2014        5.04%
   2019      February 15, 2019        4.91%



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units that we need to sell to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts".)



TARGETED RATE OF RETURN TO MATURITY. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, we can estimate a compound rate of return to maturity for the Zero Trust units. But because the Separate Account holds the units, we need to take into account the asset charge and the trust charge (described in "Charges to the Separate Account") in estimating the net rate of return. That rate depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the Contract on that date, since it does not reflect the charges for deferred contract load, mortality costs and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base").


Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Zero Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

    You may apply for a Contract for an insured up to issue age 75. We will consider issuing Contracts for insureds above age 75 on an individual basis. The insured's issue age is his or her age as of the birthday nearest the contract date. Before we'll issue a Contract, the insured must meet our medical and other underwriting and insurability requirements.

We use two methods of underwriting:

    - simplified underwriting, with no physical exam; and

    - para-medical or medical underwriting with a physical exam.

The initial payment amount plus any planned periodic payments elected and the age and sex of the insured determine whether we'll do underwriting on a simplified or medical basis. The chart below shows the maximum initial payment plus any planned payments that we'll underwrite on a simplified basis:

AGE                               MAXIMUM
---                               --------
0-29............................  $ 25,000
30-39...........................    40,000
40-49...........................    50,000
50-59...........................   100,000
60-75...........................   120,000


However, if the face amount is above the minimum face amount required for an initial payment (see "Selecting the Initial Face Amount" below), we will also take "the net amount at risk" into account in determining the method of underwriting. The net amount at risk is the death benefit minus the cash surrender value, adjusted for interest at 4%.


We assign insureds to underwriting classes in calculating mortality cost deductions. In assigning insureds to underwriting classes, we distinguish between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods we may issue Contracts either in the standard or non-smoker underwriting class. We may also issue Contracts on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost".

For joint insureds, see "Joint Insureds".

INITIAL PAYMENT

MINIMUM. To purchase a Contract, you must complete an application and make a payment. We require the payment to put the Contract into effect. The minimum single payment for a Contract is the lesser of (a) $5,000 for an insured under age 20 and $10,000 for an insured age 20 and over, or (b) the payment required to purchase a face amount of at least $100,000 (but that payment may not be less than $2,000). We won't, however, accept an initial payment for a specified face amount that will provide a guarantee period of less than one year. You may make additional payments. (See "Making Additional Payments".)

COVERAGE. Insurance coverage generally begins on the contract date. This is usually the next business day following receipt of the initial payment at our Service Center. Prior to the contract date, we may provide temporary life insurance coverage under a temporary insurance agreement. Under our underwriting rules, in most states, temporary life insurance coverage may not exceed $250,000 and may not last more than 60 days.

BACKDATING. As provided for under state insurance law, you may backdate the Contract to preserve the insured's age. However, you can't backdate more than six months before the date the application was completed. We deduct cost of insurance charges for the backdated period on the first processing date after the contract date.

For joint insureds, see "Joint Insureds".

SELECTING THE INITIAL FACE AMOUNT. Your initial payment determines the face amount. For a given initial payment you may choose your initial face amount, within limits. The minimum face amount is the amount which will provide a guarantee period for the insured's entire life. If the face amount you choose exceeds the minimum, the guarantee period will be shorter.

INITIAL GUARANTEE PERIOD. We determine the initial guarantee period for a Contract based on the initial payment and face amount. The guarantee period is the period of time we guarantee that the Contract will remain in force regardless of investment experience unless loan debt exceeds certain contract values. We base the guarantee period on the guaranteed maximum cost of insurance rates in the Contract, the deferred contract load and a 4% interest assumption. This means that for a given initial payment and face amount different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your Contract during the "free look" period by returning it for a refund. The "free look" period ends 10 days after you receive the Contract. To cancel the Contract during the "free look" period, you must mail or deliver the Contract to our Service Center or to the Financial Consultant who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another contract.

MAKING ADDITIONAL PAYMENTS


You may make additional payments under a periodic plan. You may also make unplanned payments.


PAYMENTS UNDER A PERIODIC PLAN. Planned periodic payments are subject to our rules. Failure to pay planned payments will not necessarily cause a Contract to lapse. Conversely, unless the guarantee period is in effect, PAYING ALL PLANNED PAYMENTS ON A TIMELY BASIS WILL NOT NECESSARILY PREVENT A CONTRACT FROM LAPSING. After the end of the guarantee period, we may cancel a Contract if the net cash surrender value on a processing date is negative. (See "Guarantee Period".)

You may elect the amount, duration and frequency of the planned payments, but the minimum planned payment (including the initial payment) is $2,000 per contract year and the amounts elected must be level. In any one year the maximum amount of the planned payments elected cannot exceed the initial payment. Currently, the duration of a plan cannot exceed five years.

Under a periodic payment plan, as long as the initial payment plus the planned payments elected will total $10,000 or more during the first five contract years, the minimum initial payment is $2,000.

You may elect a periodic plan in the application. The amount and duration of the payments elected, as well as other factors, such as the face amount specified and the insured's age and sex, will affect whether we will underwrite on a simplified or medical basis. Once we approve the plan, any planned payment may be made without any additional evidence of insurability unless it increases the face amount.

You may elect a periodic plan later than the time of the application. The amount and duration of the payments elected, as well as other factors such as the current death benefit and the insured's age and sex, will affect whether we will require additional evidence of insurability. Currently, we won't allow the later election of a plan where additional evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.


You may elect to make planned payments beginning on the first Contract anniversary on an annual, semiannual or quarterly basis. You may also make payments on a monthly basis if you authorize us to deduct the payment from your checking account (pre-authorized checking) or to withdraw the payment from your CMA account. We reserve the right to change the procedures or discontinue your ability to make planned payments. If you have the CMA Insurance Service, planned payments under any of the above frequencies may be withdrawn automatically from your CMA account and transferred to your Contract. The withdrawals will continue under the plan specified until we are notified otherwise. For planned payments not made under pre-authorized checking or withdrawn from a CMA account, we will send you reminder notices.


You may change the frequency, duration and the amount of planned payments by sending a written request to our Service Center. You may request one change in the amount, one change in the duration and one change in the frequency of payments each contract year. We may require satisfactory evidence of insurability before you increase the duration or the amount of planned payments.


PAYMENTS NOT UNDER A PERIODIC PLAN. After the end of the "free look" period, you may make additional payments not under a periodic payment plan provided the attained age of the insured is not over 80. You may make additional payments up to four times each contract year. You need to use an Application for Additional Payment. The minimum payment is $200. You may make these unplanned payments whether or not you're making planned payments.


We may require satisfactory evidence of insurability before we accept a payment:

   1. if the payment immediately increases the net amount at risk under the Contract, or


   2.  if you are already making planned payments, or


   3.  if the guarantee period at the time of the payment is one year or less.

Currently, we won't accept an additional payment which is not under a periodic plan where the evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.


If an additional payment requires evidence of insurability, we will invest that payment in the division investing in the Money Reserve Portfolio on the business day after we receive it. Once we complete the underwriting and accept the payment, we will credit the payment to your Contract and allocate the payment either according to your instructions or, if you don't give us instructions, proportionately to the investment base in the Contract's investment divisions.


EFFECT OF ADDITIONAL PAYMENTS. Currently, we will generally accept any additional payment not requiring evidence of insurability the day we receive it. On the date we accept an additional payment we will:

    - increase the Contract's investment base by the amount of the payment;

    - increase the deferred contract load (see "Deferred Contract Load");

    - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount"); and

    - increase the fixed base by the amount of the payment less the deferred contract load applicable to the payment.

If an additional payment requires evidence of insurability, once we complete underwriting and accept the payment, we will reflect the additional payment in contract values as described above.


As of the processing date on or next following the day we receive and accept an additional payment, we will increase either the guarantee period or face amount or both. If the guarantee period before acceptance of an additional payment is less than for life, we will first use payments to extend the guarantee period. Any amount greater than that required to extend the guarantee period to the insured's lifetime or any subsequent additional payment will be used to increase the Contract's face amount.


        The Examples below show the effect of additional payments.

        If the guarantee period is for the insured's entire life at the time we receive and accept an additional payment, as of the processing date on or next following the date of the additional payment, we will increase the face amount to the amount that the Contract's fixed base, as of such processing date, would support for the life of the insured.

        Under these circumstances the amount of the increase in face amount will depend on the amount of the additional payment and the contract year in which we receive and accept it. If you make additional payments of different amounts at the same time to equivalent Contracts, the Contract to which the larger payment is applied would have a proportionately larger increase in face amount. And if you make additional payments of the same amounts in earlier and later years, those made in the later years would result in smaller increases to the face amount.

        Example 1 shows the effect on face amount of a $2,000 additional payment received and accepted at the beginning of contract year two. Example 2 shows the effect of a $4,000 additional payment received and accepted at the beginning of contract year two. Example 3 shows the effect of a $2,000 additional payment received and accepted at the beginning of contract year five. All three examples assume that the guarantee period at the time of the additional payment is for life and assume no other contract transactions have been made.

                               MALE ISSUE AGE: 55
                 INITIAL PAYMENT: $30,000 FACE AMOUNT: $58,438

                      EXAMPLE 1
------------------------------------------------------
  CONTRACT       ADDITIONAL     CHANGE IN     NEW FACE
    YEAR          PAYMENT      FACE AMOUNT     AMOUNT
  --------       ----------    -----------    --------
      2            $2,000        $3,790       $62,228

                   EXAMPLE 2
------------------------------------------------------
CONTRACT         ADDITIONAL    CHANGE IN      NEW FACE
 YEAR            PAYMENT       FACE AMOUNT    AMOUNT
--------         ----------    -----------    --------
      2            $4,000        $7,580       $66,018

                   EXAMPLE 3
------------------------------------------------------
CONTRACT         ADDITIONAL    CHANGE IN      NEW FACE
 YEAR            PAYMENT       FACE AMOUNT    AMOUNT
--------         ----------    -----------    --------
      5            $2,000        $3,499       $61,937

Unless you specify otherwise, if there is any loan debt, we will apply any unplanned payment made first as a loan repayment with any excess applied as an additional payment. (See "Loans".)

For joint insureds, see "Joint Insureds".

CHANGING THE FACE AMOUNT

After the first contract year, if the insured is in a standard or non-smoker underwriting class, you may request a change in the face amount of your Contract without making an additional payment or taking a partial withdrawal, subject to the rules and conditions discussed below. We won't permit a change in face amount if the insured's attained age is over 80. The minimum change in face amount is $10,000, and only one change may be made each contract year. A change in face amount may affect the mortality cost deduction. (See "Mortality Cost".) Changing your Contract's face amount may have tax consequences and you should consult a tax adviser before doing so.

The effective date of the change will be the next processing date following the receipt and acceptance of a written request, provided our Service Center receives it at least seven days before the processing date.

INCREASING THE FACE AMOUNT. To increase the face amount of a Contract, we may require satisfactory evidence of insurability. When the face amount is increased, the guarantee period is decreased. The maximum increase in face amount is the amount that provides the minimum guarantee period for which we would issue a Contract at the time of the request based on the insured's attained age. Currently, we won't permit an increase in face amount where evidence of insurability, if required, would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

DECREASING THE FACE AMOUNT. When you decrease the face amount of a Contract, we increase the guarantee period. The maximum decrease in face amount is that decrease which would provide the minimum face amount for which we would issue a Contract at the time of the request based on the insured's attained age, sex and underwriting class. We won't permit a decrease in face amount below the amount required to keep the Contract qualified as life insurance under federal income tax laws. (See "Tax Considerations".)

DETERMINING THE NEW GUARANTEE PERIOD. As of the effective date of any change in face amount, we use the fixed base on that date and, based on the attained age and sex of the insured and the new face amount, we redetermine the guarantee period. We use a 4% interest assumption and the guaranteed maximum cost of insurance rates in these calculations.

        The Examples below show the effect of changing the face amount. Examples 1 and 2 show the effect on the guarantee period of an increase in face amount of $10,000 and $20,000 made at the beginning of contract year five. Example 3 shows the effect on the guarantee period of an increase in face amount of $10,000 made in contract year eight. All three examples assume that the guarantee period at the time of the requested increase in face amount is for life and assume no other Contract transactions have been made.

                               MALE ISSUE AGE: 55
                 INITIAL PAYMENT: $30,000 FACE AMOUNT: $58,438

                 EXAMPLE 1
-------------------------------------------
                                DECREASE IN
  CONTRACT       INCREASE IN     GUARANTEE
    YEAR         FACE AMOUNT      PERIOD
  --------       -----------    -----------
      5            $10,000      16.00 years

              EXAMPLE 2
-------------------------------------------
                                DECREASE IN
CONTRACT         INCREASE IN    GUARANTEE
 YEAR            FACE AMOUNT    PERIOD
--------         -----------    -----------
      5            $20,000      19.75 years

              EXAMPLE 3
-------------------------------------------
                                DECREASE IN
CONTRACT         INCREASE IN    GUARANTEE
 YEAR            FACE AMOUNT    PERIOD
--------         -----------    -----------
      8            $10,000      15.50 years

For joint insureds, see "Joint Insureds".

INVESTMENT BASE

A Contract's investment base is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account".)


Deductions for deferred contract load, mortality cost and net loan cost, and partial withdrawals and loans, decrease the investment base. (See "Charges Deducted from the Investment Base", "Partial Withdrawals", and "Loans".) Loan repayments and additional payments increase it. You may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected. (For special rules on allocation of additional payments which require evidence of insurability, see "Payments Not Under a Periodic Plan".)


INITIAL INVESTMENT ALLOCATION AND PREALLOCATION. During the first 14 days following the in force date, the initial payment will remain in the division investing in the Money Reserve Portfolio. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

CHANGING THE ALLOCATION. Currently, you may change investment allocations as often as you wish. However, we may limit the number of changes permitted but not to less than five each contract year. We'll notify you if we impose any limitations. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature is also available. (See "Dollar Cost Averaging".)


ZERO TRUST ALLOCATIONS. If your investment base is in any of the Zero Trusts, we'll notify you 30 days before that Trust matures. You need to tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio. When we receive a request for allocation, units of a specific Zero Trust may no longer be available. Should this occur, we'll attempt to notify you immediately so that you can change the request.

ALLOCATION TO THE DIVISION INVESTING IN THE NATURAL RESOURCES PORTFOLIO. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES


We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the deferred contract load may not fully cover all of the sales and distribution expenses we actually incur. We may use proceeds from other charges, including the mortality and expense risk charge and cost of insurance, in part to cover such expenses.


We deduct certain charges pro-rata from the investment base on processing dates. (See "Charges Deducted from the Investment Base".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE


DEFERRED CONTRACT LOAD. We assess a deferred contract load charge of 9% of each payment. This charge consists of a sales load, a charge for federal taxes and a premium tax charge.


The sales load is equal to 5% of each payment. We may reduce the sales load if cumulative payments are sufficiently high to reach certain breakpoints (2% of payments in excess of $1.5 million and 0% of payments in excess of $4 million) and in certain group or sponsored arrangements.

The charge for federal taxes is equal to 2% of each payment.


The state and local premium tax charge is equal to 2% of each payment.



Although chargeable to each payment, we advance the amount of the deferred contract load to the investment divisions as part of your investment base. We then take back these funds in equal installments of .90% on the ten contract anniversaries following the date we receive and accept a payment. However, in determining the amount payable on surrender of the Contract, we subtract from the investment base the balance of the deferred contract load chargeable to any payment made that we have not yet deducted.


For joint insureds, see "Joint Insureds".

MORTALITY COST (COST OF INSURANCE). We deduct a mortality cost from the investment base on each processing date after the contract date. This charge compensates us for the cost of providing life insurance coverage on the insured. It is based on the insured's underwriting class, sex and attained age, and the Contract's net amount at risk.

To determine the mortality cost, we multiply the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value adjusted for interest at 4%.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates. For all insureds, current cost of insurance rates distinguish between insureds in the simplified underwriting class and medical underwriting class. For insureds age 20 and over, current cost of insurance rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. For Contracts issued on insureds under the same underwriting method, current cost of insurance rates are lower for non-smokers than for smokers. Also, current cost of insurance rates are lower for an insured in a medical underwriting class than for a similarly situated insured in a simplified underwriting class. The simplified current cost of insurance rates are higher because we perform less underwriting and therefore we incur more risk.

We guarantee that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (except those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table). We may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis. Thus, we deduct a pro-rata portion of the mortality cost in determining the amount payable on surrender of the Contract if the date of surrender is not a processing date.

For joint insureds, see "Joint Insureds".


MAXIMUM MORTALITY COST. During the guarantee period, we limit the deduction for mortality cost if investment results are unfavorable. We do this by substituting the fixed base for the cash surrender value in determining the net amount at risk and multiplying this amount by the guaranteed cost of insurance rate. We will deduct this alternate amount from the investment base when it is less than the mortality cost that would normally have been deducted.


NET LOAN COST. The net loan cost is explained under "Loans".

CHARGES TO THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. Each day we deduct mortality and expense risk charge from each division of the Separate Account. The total amount of this charge is .90% annually at the beginning of the year. Of this amount, .75% is for

    - the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned; and

    - the risk we assume that it will cost us more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

    - the risks we assume for potentially unfavorable investment results. One risk is that the Contract's cash surrender value cannot cover the charges due during the guarantee period. The other risk is that we may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" above).


If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and we may use it to finance distribution expenses. We cannot increase the total charge.


CHARGES TO DIVISIONS INVESTING IN THE ZERO TRUSTS. We assess a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed
 .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

TAX CHARGES. We have the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. We don't currently impose such a charge, but we may in the future. Also, see above for a discussion of tax charges included in deferred contract load.

CHARGES TO FUND ASSETS

CHARGES TO SERIES FUND ASSETS. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

    - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

    - .45% of the next $50 million of such assets;

    - .40% of the next $100 million of such assets;

    - .35% of the next $400 million of such assets; and

    - .30% of such assets over $800 million.

We have agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. We have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.

CHARGES TO VARIABLE SERIES FUNDS ASSETS. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM at an annual rate of the average daily net assets of each portfolio. The fee for each is shown as follows:


                                                          ADVISORY
PORTFOLIO NAME                                              FEE
--------------                                            --------
Basic Value Focus Fund............................           .60%
Global Bond Focus Fund............................           .60%
Utilities and Telecommunications Focus Fund.......           .60%
Index 500 Fund....................................           .30%
International Equity Focus Fund...................           .75%
Developing Capital Markets Focus Fund.............          1.00%
Small Cap Value Focus Fund........................           .75%
Balanced Capital Focus Fund.......................           .60%
Global Growth Focus Fund..........................           .75%


MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses greater than 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

CHARGES TO AIM V.I. FUNDS ASSETS. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

CHARGES TO ALLIANCE FUND ASSETS. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance at an annual rate of 1.00% of each of the Alliance Premier Growth Portfolio's and the Alliance Quasar Portfolio's average daily net assets.

CHARGES TO MFS TRUST ASSETS. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS at an annual rate of .75% of the average daily net assets of each of the MFS Emerging Growth Series and MFS Research Series.

CHARGES TO HOTCHKIS AND WILEY TRUST ASSETS. The Hotchkis and Wiley Trust incurs operating expenses and pays a monthly advisory fee to Hotchkis and Wiley at an annual rate of .75% of the average daily net assets of the Hotchkis and Wiley International VIP Portfolio.


Hotchkis and Wiley has agreed to make reimbursements so that the regular annual operating expenses of the Fund do not exceed 1.35% of its average net assets. This agreement will not be terminated without notice to investors.


CHARGES TO MERCURY V.I. FUNDS ASSETS. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.

Mercury Asset Management International Ltd. has agreed to limit the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund for one year to 1.25% of its average daily net assets.

GUARANTEE PERIOD

Subject to certain conditions, we guarantee that regardless of investment performance the Contract will stay in effect for the guarantee period. The guarantee period will be affected by a requested change in the face amount and may also be affected by additional payments. A partial withdrawal may affect the guarantee period in certain circumstances. We won't cancel the Contract during the guarantee period unless loan debt exceeds certain contract values. We hold a reserve in our general account to support this guarantee.

WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE. After the end of the guarantee period, we will cancel the Contract if the cash surrender value on a processing date is negative. We will consider this negative cash surrender value an overdue charge. (See "Charges Deducted from the Investment Base".)

We will notify you before canceling the Contract. You will then have 61 days to pay these overdue charges. If we haven't received the required payment by the end of this grace period, we'll cancel the Contract.

If we cancel a Contract, it may be reinstated while the insured is still living if:

    - You request the reinstatement within three years after the end of the grace period;

    - We receive satisfactory evidence of insurability; and

    - You pay the reinstatement payment. The reinstatement payment is the minimum payment for which we would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insured's attained age and underwriting class as of the effective date of the reinstated Contract.

The effective date of a reinstated contract is the processing date on or next following the date the reinstatement application is approved. Thus, if the insured dies before the effective date of the reinstated Contract, we won't pay a death benefit.

For joint insureds, see "Joint Insureds".

NET CASH SURRENDER VALUE

Because investment results vary daily, we don't guarantee any minimum net cash surrender value. On a processing date the net cash surrender value equals:

    - the Contract's investment base on that date;

    - minus the balance of the 9% deferred contract load which has not yet been deducted from the investment base (see "Deferred Contract Loading").

If the date of calculation is not a processing date, we also subtract a pro-rata portion of the mortality cost which would otherwise be deducted on the next processing date. If the date of calculation is not a contract anniversary and there is loan debt, we also subtract a pro-rata portion of the net loan cost, which would otherwise be deducted on the next contract anniversary.

CANCELING TO RECEIVE NET CASH SURRENDER VALUE. A contract owner may cancel the Contract at any time while the insured is living and receive the net cash surrender value in a lump sum or under an income plan. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Canceling the Contract may have tax consequences. (See "Tax Considerations".)

For joint insureds, see "Joint Insureds".

PARTIAL WITHDRAWALS

Beginning in the second Contract year, you may make partial withdrawals up to the withdrawal value by submitting a request in a form satisfactory to us. The withdrawal value is determined by adding all prior withdrawals to the current net cash surrender value, multiplying the result by 80%, and subtracting from the result all prior withdrawals:

The amount of any partial withdrawal may not exceed the loan value less any loan debt.

The effective date of the withdrawal is the valuation date our Service Center receives a withdrawal request. You may make one partial withdrawal each contract year.

The minimum amount for each partial withdrawal is $500. A partial withdrawal may not be repaid.

EFFECT ON INVESTMENT BASE, FIXED BASE, AND VARIABLE INSURANCE AMOUNT. As of the effective date of the withdrawal, we reduce the investment base and fixed base by the amount of the partial withdrawal. Unless you tell us differently, we allocate this reduction proportionately to the investment base in your investment divisions. In addition, we reduce the variable insurance amount by the amount of the withdrawal multiplied by the net single premium factor. This means the reduction in the variable insurance amount will always be greater than the amount of the withdrawal.

EFFECT ON GUARANTEED BENEFITS. As of the processing date on or next following a partial withdrawal, we reduce the Contract's face amount. We do this by taking the fixed base as of that processing date and determining what face amount that fixed base would support for the Contract's guarantee period. If this produces a face amount below the minimum face amount for the Contract, we will reduce the face amount to that minimum, and then reduce the guarantee period, based on the reduced face amount, the fixed base and the insured's sex, attained age and underwriting class. The minimum face amount for a Contract is the greater of the minimum face amount for which we would then issue the Contract, based on the insured's sex, attained age, and underwriting class, and the minimum amount required to keep the Contract qualified as life insurance under applicable tax law.

        The examples below show the effect of partial withdrawals. The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the guarantee period at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent Contracts, a larger withdrawal would result in a greater reduction in the face amount than a smaller withdrawal. The same partial withdrawal made at the same time from Contracts with the same face amounts but with different guarantee periods would result in a greater reduction in the face amount for the Contract with the longer guarantee period. A partial withdrawal made in a later contract year would result in a smaller decrease in the face amount than if the same amount was withdrawn in an earlier year.

        Examples 1 and 2 show the effect on the face amount of partial withdrawals for $500 and $1,000 taken at the beginning of contract year three. Example 3 shows the effect on the face amount of a $500 partial withdrawal taken at the beginning of contract year eight. All three examples assume that the guarantee period was for the lifetime of the insured before the partial withdrawal and assume no other contract transactions have been made.

                               MALE ISSUE AGE: 55
                 INITIAL PAYMENT: $30,000 FACE AMOUNT: $58,438

                EXAMPLE 1
------------------------------------------
  CONTRACT        PARTIAL
    YEAR         WITHDRAWAL    FACE AMOUNT
    ----         ----------    -----------
      3            $  500        $57,425

             EXAMPLE 2
------------------------------------------
CONTRACT         PARTIAL
 YEAR            WITHDRAWAL    FACE AMOUNT
 ----            ----------    -----------
      3            $1,000        $56,411

             EXAMPLE 3
------------------------------------------
CONTRACT         PARTIAL
 YEAR            WITHDRAWAL    FACE AMOUNT
 ----            ----------    -----------
      8            $  500        $57,547

Partial withdrawals are treated as distributions under the Contract for federal tax purposes and may be subject to a 10% penalty tax. (See "Tax
Considerations".)

LOANS

You may use the Contract as collateral to borrow funds from us. The minimum loan is $200 unless you are borrowing to make a payment on another of our variable life insurance contracts. In that case, you may borrow the exact amount required even if it's less than $200. You may repay all or part of the loan debt any time during the insured's lifetime. Each repayment must be for at least $200 or the amount of the loan debt, if less.

Loans taken from modified endowment contracts are generally treated as distributions under the Contract for federal tax purposes and may be subject to a 10% penalty tax. (See "Tax Considerations".)

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. When a loan repayment is made, we transfer the amount of the repayment from the general account to the investment divisions. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

If you have the CMA Insurance Service, you can transfer loans and loan repayments to and from your CMA account.

EFFECT ON DEATH BENEFIT AND CASH SURRENDER VALUE. Whether or not you repay a loan, taking a loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the Contract to lapse sooner than if no loan had been taken.

LOAN VALUE. The loan value of a Contract equals 90% of its cash surrender value. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt. The cash surrender value is the net cash surrender value plus any loan debt.


INTEREST. While loan debt remains unpaid, we charge interest of 5% annually, subject to state regulation. Interest accrues each day and payments are due at the end of each contract year. IF YOU DON'T PAY THE INTEREST WHEN DUE, IT IS TREATED AS A NEW LOAN AND WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash surrender value used to calculate gain. SINCE THIS IS GENERALLY A MODIFIED ENDOWMENT CONTRACT, THE UNPAID INTEREST ADDED TO THE UNPAID LOAN AMOUNT IS TREATED AS A DISTRIBUTION AND TAXED ACCORDINGLY.


The amount held in our general account as collateral for a loan earns interest at a minimum rate of 4% annually.

NET LOAN COST. In addition to the loan interest we charge, on each contract anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. Since the interest charged is 5% and the collateral earnings on such amounts are 4%, the current net loan cost on loaned amounts is 1%. The net cash surrender value takes this charge into account on a pro-rated basis. We take the net loan cost into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

CANCELLATION DUE TO EXCESS DEBT. If the loan debt exceeds the larger of the cash surrender value and the fixed base on a processing date, INCLUDING A PROCESSING DATE DURING THE GUARANTEE PERIOD, we will cancel the Contract 61 days after we mail a notice of intent to terminate the Contract to you unless we have received at least the minimum repayment amount specified in the notice.

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the insured's death. When we first receive reliable notification of the insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

AMOUNT OF DEATH BENEFIT PROCEEDS. The death benefit proceeds are the larger of the face amount and the variable insurance amount, less any loan debt.

The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately before the grace period minus any overdue charges. (See "When the Guarantee Period is Less Than for Life".)

VARIABLE INSURANCE AMOUNT. We determine the variable insurance amount daily by multiplying the cash surrender value by the net single premium factor.

                           NET SINGLE PREMIUM FACTOR

             We use the net single premium factor to determine the amount of death benefit purchased by $1.00 of cash surrender value. It is based on the insured's sex, attained age, and underwriting class on the date of calculation. It decreases daily as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash surrender value will decrease over time. Also, net single premium factors may be higher for a woman than for a man of the same age. Your contract contains a table of net single premium factors as of each anniversary.

               TABLE OF ILLUSTRATIVE NET SINGLE PREMIUM FACTORS
                               ON ANNIVERSARIES
                          STANDARD UNDERWRITING CLASS

                         ATTAINED
                            AGE              MALE      FEMALE
                             5             10.26609   12.37715
                            15              7.41160    8.96255
                            25              5.50386    6.47763
                            35              3.97199    4.64820
                            45              2.87751    3.36402
                            55              2.14059    2.48932
                            65              1.65787    1.87555
                            75              1.35396    1.45951
                            85              1.18028    1.21264

For joint insureds, see "Joint Insureds".

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after our Service Center receives all the information needed to process the payment. We may delay payment, however, if we are contesting the Contract or under the circumstances described in "Using the Contract" and "Other Contract Provisions".

We will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

For joint insureds, see "Joint Insureds".

DOLLAR COST AVERAGING


WHAT IS IT? The Contract offers an optional transfer feature called Dollar Cost Averaging ("DCA"). This feature allows you to make automatic monthly transfers from the Money Reserve investment division to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.


The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.


Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve investment division is zero. While the DCA program is in place any amount in the Money Reserve investment division is available for transfer.



MINIMUM AMOUNTS. To elect DCA, you need to have a minimum amount in the Money Reserve investment division. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.



Should the amount in your Money Reserve investment division be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve investment division to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve investment division is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.


WHEN DO WE MAKE DCA TRANSFERS? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the Contract.

RIGHT TO EXCHANGE CONTRACT

At any time you may exchange your Contract for a contract with benefits that do not vary with the investment results of a separate account. Your request must be in writing. Also, you must return the original Contract to our Service Center.

The new contract will have the same owner, insured, and beneficiary as those of the original Contract on the date of the exchange. It will also have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original Contract on the date of the exchange. Any loan debt will be carried over to the new contract.

We won't require evidence of insurability to exchange for a new "fixed" contract.

For joint insureds, see "Joint Insureds".

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insured's lifetime. If you haven't selected a plan when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the Contract for its net cash surrender value, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

For joint insureds, see "Joint Insureds".

Income plans include:

    - ANNUITY PLAN. An amount can be used to purchase a single premium immediate annuity.

    - INTEREST PAYMENT. You can leave amounts with us to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

    - INCOME FOR A FIXED PERIOD. We make payments in equal installments for up to a fixed number of years.

    - INCOME FOR LIFE. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

    - INCOME OF A FIXED AMOUNT. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

    - JOINT LIFE INCOME. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR CONTRACTUAL OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, we will send you a statement showing the allocation of your investment base, death benefit, cash surrender value, any loan debt and, if there has been a change, new face amount and guarantee period. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

OWNERSHIP. The contract owner is the insured, unless someone other than the insured has been named as the owner in the application. The contract owner has all rights and options described in the Contract.

If you are not the insured, you may want to name a contingent owner. If you die before the insured, the contingent owner will own your interest in the contract and have all your rights. If you don't name a contingent owner and you die before the insured, your estate will then own your interest in the Contract.

If there is more than one contract owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.


CHANGING THE OWNER. During the insured's lifetime, you have the right to transfer ownership of the Contract. However, if you've named an irrevocable beneficiary, that person will need to consent. The new owner will have all rights and options described in the Contract. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences.


ASSIGNING THE CONTRACT AS COLLATERAL. You may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

A collateral assignment will generally be treated as a taxable distribution and may be subject to a 10% penalty tax.

NAMING BENEFICIARIES. We will pay the primary beneficiary the death benefit proceeds of the Contract on the insured's death. If the primary beneficiary has died before the insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during the insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when certain contract rights and options are exercised. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

CHANGING THE INSURED. Subject to certain requirements, you may request a change of insured once each contract year. We must receive a written request signed by you and the proposed new insured. Neither the original nor the new insured can have attained ages as of the effective date of the change of less than 21 or more than 75. The new insured must have been alive at the time the Contract was issued. We will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding loan debt must first be repaid and the Contract cannot be under a collateral assignment. If we approve the request for change, insurance coverage on the new insured will take effect on the processing date on or next following the date of approval, provided the new insured is still living at that time and the Contract is still in force at that time.

We will change the Contract as follows on the effective date:

    - the issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the contract date);

    - the guaranteed maximum cost of insurance rates will be those in effect on the contract date for the new insured's issue age, sex and underwriting class;

    - we will deduct a charge for changing the insured from the Contract's investment base on the effective date. This charge will also then be reflected in the Contract's fixed base. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500. This charge may be reduced in certain group or sponsored arrangements;

    - the variable insurance amount will reflect the change of insured; and

    - the Contract's issue date will be the effective date of the change.

We may also change the face amount or guarantee period on the effective date depending on the new insured's age, sex and underwriting class. The new guarantee period cannot be less than the minimum guarantee period for which we would then issue a Contract based on the new insured's attained age as of the effective date of the change.

This option is not generally available for joint insureds.

Changing the insured will generally be treated as a taxable transaction.

MATURITY PROCEEDS. The maturity date is the contract anniversary nearest the insured's 100th birthday. On the maturity date, we will pay you the net cash surrender value, provided the insured is still living at that time and the Contract is in effect at that time.

WHEN WE MAKE PAYMENTS. We generally pay death benefit proceeds, partial withdrawals, loans and net cash surrender value within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Trust units or Fund shares because:

    - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

    - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

    - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets.

For joint insureds, see "Joint Insureds".

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions. These include reallocations, loans and partial withdrawals.

PERSONAL IDENTIFICATION NUMBER. We will send you a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests.

REALLOCATING THE INVESTMENT BASE. Contract owners can reallocate their investment base either in writing or by telephone. If you request the reallocation by telephone, you must give your PIN as well as your Contract number. We will give a confirmation number over the telephone and then follow up in writing.

REQUESTING A LOAN. You may request a loan in writing or, if all required authorization forms are on file, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds may be transferred directly to that CMA account.

REQUESTING PARTIAL WITHDRAWALS. Beginning in the second contract year, you may request partial withdrawals in writing or by telephone if all required telephone authorization forms are on file. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us how much to withdraw and from which investment divisions.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will usually wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds can be transferred directly to that CMA account.

TELEPHONE REQUESTS. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) will generally be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

OTHER CONTRACT PROVISIONS

IN CASE OF ERRORS IN THE APPLICATION. If an age or sex stated in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. We will pay the correct benefits for the true age or sex.

INCONTESTABILITY. We will rely on statements made in the applications. We can contest the validity of a Contract if any material misstatements are made in the application. We can also contest the validity of any change in face amount requested if any material misstatements are made in any application required for that change. In addition, we can contest any amount of death benefit attributable to an additional payment if any material misstatements are made in the application required with the additional payment.

We won't contest the validity of a Contract after it has been in effect during the insured's lifetime for two years from the date of issue. We won't contest any change in face amount after the change has been in effect during the insured's lifetime for two years from the date of the change. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date the payment was received and accepted.

PAYMENT IN CASE OF SUICIDE. If the insured commits suicide within two years from the Contract's issue date, we will pay only a limited death benefit. The benefit will be equal to the amount of the payments made.

If the insured commits suicide within two years of the effective date of any increase in face amount requested, any amount of death benefit attributable to the increase in the face amount will be limited to the amount of mortality cost deductions made for the increase.

If the insured commits suicide within two years of any date an additional payment is received and accepted, any amount of death benefit attributable to the additional payment will be limited to the amount of the payment.

The death benefit will be reduced by any loan debt.

CONTRACT CHANGES--APPLICABLE FEDERAL TAX LAW. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. To maintain this qualification to the maximum extent of the law, we reserve the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as we may interpret it. Further, we reserve the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and you will be given advance written notice of such changes.

For joint insureds, see "Joint Insureds".

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the deferred load, cost of insurance rates and the minimum payment, and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Contract or additional payment is approved. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

SELLING THE CONTRACTS


ROLE OF MERRILL LYNCH, PIERCE, FENNER & SMITH, INCORPORATED. MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10080. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts we issue, as well as variable life insurance and variable annuity contracts issued by Merrill Lynch Life Insurance Company, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.


MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S Financial Consultants.


ROLE OF MERRILL LYNCH LIFE AGENCY, INC. Contracts are sold by registered representatives of MLPF&S who are also licensed through Merrill Lynch Life Agency, Inc. as insurance agents for us. We have entered into a distribution agreement with MLPF&S and companion sales agreements with Merrill Lynch Life Agency, Inc. through which the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agency, Inc. and/or MLPF&S. The amounts paid under the distribution and sales agreements for the Separate Account for the years ended December 31, 1999, December 31, 1998, and December 31, 1997 were $283,222, $366,803, and $400,483, respectively.

COMMISSIONS. The maximum commission we will pay to Financial Consultants ("FC") is 3.1% of each premium. Additional annual compensation of no more than 0.13% of the investment base may also be paid to your FC. FCs may elect to receive a lower commission as a percent of each premium in exchange for higher compensation as a percent of the investment base. In such a case, the maximum additional annual compensation is 0.51% of the investment base. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to FCs is 3.5% of each premium.

For sales of Contracts to Merrill Lynch employees FCs receive reduced commissions.

TAX CONSIDERATIONS

INTRODUCTION. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

TAX STATUS OF THE CONTRACT. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Contract must satisfy certain requirements which are set forth in the IRC. Although guidance as to how these requirements are to be applied is limited, we believe that a Contract should satisfy the applicable requirements. However, there is less guidance with respect to Policies issued on a substandard basis (I.E., a premium class involving a higher than standard mortality risk) and Contracts insuring two lives, and there is more uncertainty as to those Contracts. If it is subsequently determined that Contract does not satisfy the applicable requirements, we may take appropriate steps to bring the Contract into compliance with such requirements and reserve the right to restrict Contract transactions in order to do so.

DIVERSIFICATION REQUIREMENTS. IRC section 817(h) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as a life insurance contract under IRC section 7702. The Separate Account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life Contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their Contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract such as the flexibility of an owner to allocate premium payments and reallocate investment base have not been explicitly addressed in published IRS rulings. While we believe that the Contracts do not give owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF CONTRACT BENEFITS IN GENERAL. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.



Generally, the Owner will not be deemed to be in constructive receipt of the cash surrender value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by (e.g., by assignment), a Contract, the tax consequences depend on whether the Contract is classified as a "Modified Endowment Contract." If a loan is outstanding when a Contract is cancelled or lapses or when benefits are paid under such a Contract at maturity, the amount of the indebtedness will be added to any amount distributed and taxed accordingly.



"MODIFIED ENDOWMENT CONTRACT". Under the IRC, certain life insurance contracts are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance contracts. In most cases the Contract will be classified as a Modified Endowment Contract. Any Contract issued in exchange for a Modified Endowment Contract will be a Modified Endowment Contract. A Contract issued in exchange for a life insurance contract that is not a Modified Endowment Contract will generally not be treated as a Modified Endowment Contract. The payment of additional premiums at the time of or after the exchange to a Contract or certain changes to the Contract after it is issued may, however, cause the Contract to become a Modified Endowment Contract. A prospective owner should consult a tax advisor before effecting an exchange.


DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

(1) All pre-death distributions, (including partial withdrawals, loans, collateral assignments, capitalized interest or complete surrender) will be treated as ordinary income on an income first basis up to the amount of any income in the Contract (the cash surrender value less the owner's investment in the Contract) immediately before the distribution.

(2) A 10 percent additional income tax is imposed on the amount included in income except where the distribution (including loans, capitalized interest, assignments, partial withdrawals or complete surrender) is made when the owner has attained age 59 1/2 or becomes disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or 1ife expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT
CONTRACTS. Distributions from a Contract that is not a Modified Endowment Contact are generally treated first as a recovery of an owner's investment in the Contract and, only after the recovery of all investment in the Contract, as taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes, if Contract benefits are reduced during the first 15 Contract Years, may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Contract that is not a Modified Endowment Contract are generally not treated as distributions. Finally, neither distributions from nor loans from or secured by a Contract that is not a Modified Endowment Contract are subject to the 10 percent additional tax.

INVESTMENT IN THE CONTRACT. Your investment in the Contract is generally your aggregate premiums. When a distribution is taken from the Contract, your investment in the Contract is generally reduced by the amount of the distribution that is tax-free.

LOANS. In general, interest on a loan from a Contract will not be deductible. Before taking out a Contract loan, an owner should consult a tax advisor as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that we (or our affiliates) issue to the same owner during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.


TRANSFERS. The transfer of the Contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.



CONTRACTS USED FOR BUSINESS PURPOSES. The Contract can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Contract or a change in an existing Contract should consult a tax adviser.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Contract.

WE DON'T MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION REGARDING THE CONTRACT.

THE ABOVE DISCUSSION IS NOT INTENDED AS TAX ADVICE. FOR TAX ADVICE YOU SHOULD CONSULT A COMPETENT TAX ADVISER. ALTHOUGH THIS TAX DISCUSSION IS BASED ON OUR UNDERSTANDING OF FEDERAL INCOME TAX LAWS AS THEY ARE CURRENTLY INTERPRETED, WE CAN'T GUARANTEE THAT THOSE LAWS OR INTERPRETATIONS WILL REMAIN UNCHANGED.

ML LIFE INSURANCE COMPANY OF NEW YORK'S INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain contract acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for us in early contract years. We make a charge, included in the Contract's deferred contract load, to compensate us for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Deferred Contract Load".)

We currently make no other charges to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Separate Account or to the Contracts. We reserve the right, however, to make a charge for any tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

We intend to reinsure some of the risks assumed under the Contracts.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND
  ACCUMULATED PAYMENTS

The tables below demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and assume maximum mortality charges.


    1. The illustration on page 50 is for a Contract issued to a male age 5 in the standard-simplified underwriting class with a single payment of $10,000, a face amount of $93,421 and a guarantee period for life.



    2. The illustration on page 51 is for a Contract issued to a female age 40 in the standard-simplified underwriting class with a single payment of $25,000, a face amount of $89,668 and a guarantee period for life.



    3. The illustration on page 52 is for a Contract issued to a male age 55 in the standard-simplified underwriting class with a single payment of $30,000, a face amount of $58,438 and a guarantee period for life.



    4. The illustration on page 53 is for a Contract issued to a male age 65 in the standard-simplified underwriting class with a single payment of $35,000, a face amount of $52,803 and a guarantee period for life.



    5. The illustration on page 54 is for a Contract issued to a male age 65 and a female age 65 in the standard-simplified underwriting class with a single payment of $35,000, a face amount of $67,012 and a guarantee period for life.


The tables show how the death benefit, investment base and cash surrender value may vary over an extended period of time assuming hypothetical rates of return (I.E., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.


The amounts shown for the death benefit, investment base and cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.



The amounts shown in the tables also assume an additional charge of 0.58%. This charge assumes that the investment base is allocated equally among all the investment divisions and is based on the 1999 expenses (including monthly advisory fees and operating expenses) for the Funds and the current trust charge. This charge also reflects expenses reimbursements made in 1999 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements amounted to .09%, .42%, .24%, and 1.58% of the average daily net assets of the Natural Resources Portfolio, the Developing Capital Markets Focus Fund, the Alliance Quasar Portfolio, and the Mercury V.I. U.S. Large Cap Fund, respectively (See "Charges to Fund Assets"). Values illustrated would be lower if these reimbursements had not been taken into account. The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.

Taking into account the .90% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.47%, 4.47%, and 10.42%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.


The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the deferred contract loading, see "Deferred Contract Load"). In order to produce after-tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.


The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard underwriting class.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 5
       $10,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $93,421      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                           END OF YEAR
                                                                 TOTAL                  DEATH BENEFIT (2)
                                                               PAYMENTS            ASSUMING HYPOTHETICAL GROSS
                                                               MADE PLUS           ANNUAL INVESTMENT RETURN OF
                                                           INTEREST AT 5% AS    ----------------------------------
CONTRACT YEAR                              PAYMENTS (1)     OF END OF YEAR         0%          6%          12%
-------------                              ------------    -----------------    --------    --------    ----------
1......................................       $10,000           $ 10,500        $93,421     $ 94,245    $  100,129
2......................................             0             11,025         93,421       95,021       107,131
3......................................             0             11,576         93,421       95,752       114,451
4......................................             0             12,155         93,421       96,441       122,116
5......................................             0             12,763         93,421       97,089       130,153
6......................................             0             13,401         93,421       97,699       138,591
7......................................             0             14,071         93,421       98,274       147,460
8......................................             0             14,775         93,421       98,815       156,795
9......................................             0             15,513         93,421       99,325       166,629
10.....................................             0             16,289         93,421       99,805       177,000
15.....................................             0             20,789         93,421      102,092       238,947
20 (age 25)............................             0             26,533         93,421      104,432       322,567
30 (age 35)............................             0             43,219         93,421      109,269       587,599
60 (age 65)............................             0            186,792         93,421      125,183     3,557,469

                                                           END OF YEAR                        END OF YEAR
                                                       INVESTMENT BASE (2)              CASH SURRENDER VALUE (2)
                                                   ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                                                   ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
                                                 --------------------------------   --------------------------------
CONTRACT YEAR                                       0%         6%         12%          0%         6%         12%
-------------                                    --------   --------   ----------   --------   --------   ----------
1..............................................   $9,685    $10,278    $   10,869    $8,875    $ 9,468    $   10,059
2..............................................    9,379     10,571        11,826     8,659      9,851        11,106
3..............................................    9,083     10,884        12,886     8,453     10,254        12,256
4..............................................    8,796     11,214        14,056     8,256     10,674        13,516
5..............................................    8,514     11,559        15,342     8,064     11,109        14,892
6..............................................    8,239     11,923        16,762     7,879     11,563        16,402
7..............................................    7,965     12,299        18,319     7,695     12,029        18,049
8..............................................    7,689     12,685        20,022     7,509     12,505        19,842
9..............................................    7,404     13,074        21,872     7,314     12,984        21,782
10.............................................    7,111     13,466        23,882     7,111     13,466        23,882
15.............................................    5,966     15,975        37,388     5,966     15,975        37,388
20 (age 25)....................................    4,828     18,974        58,607     4,828     18,974        58,607
30 (age 35)....................................    2,932     27,510       147,936     2,932     27,510       147,936
60 (age 65)....................................        0     75,508     2,145,807         0     75,508     2,145,807

--------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2)  Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                              FEMALE ISSUE AGE 40
       $25,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $89,668      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                           END OF YEAR
                                                                                        DEATH BENEFIT (2)
                                                                   TOTAL           ASSUMING HYPOTHETICAL GROSS
                                                                  PAYMENTS         ANNUAL INVESTMENT RETURN OF
END OF                                                           MADE PLUS       --------------------------------
CONTRACT YEAR                                  PAYMENTS (1)    INTEREST AT 5%       0%          6%         12%
-------------                                  ------------    --------------    --------    --------    --------
1..........................................       $25,000         $ 26,250       $89,668     $ 90,458    $ 96,103
2..........................................             0           27,563        89,668       91,202     102,822
3..........................................             0           28,941        89,668       91,904     109,848
4..........................................             0           30,388        89,668       92,565     117,208
5..........................................             0           31,907        89,668       93,187     124,926
6..........................................             0           33,502        89,668       93,774     133,032
7..........................................             0           35,178        89,668       94,327     141,554
8..........................................             0           36,936        89,668       94,847     150,523
9..........................................             0           38,783        89,668       95,338     159,970
10.........................................             0           40,722        89,668       95,800     169,932
15.........................................             0           51,973        89,668       97,995     229,404
20 (age 60)................................             0           66,332        89,668      100,241     309,714
30 (age 70)................................             0          108,049        89,668      104,892     564,659

                                                           END OF YEAR                      END OF YEAR
                                                       INVESTMENT BASE (2)            CASH SURRENDER VALUE (2)
                                                   ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                                                   ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
END OF                                            ------------------------------   ------------------------------
CONTRACT YEAR                                        0%         6%        12%         0%         6%        12%
-------------                                     --------   --------   --------   --------   --------   --------
1...............................................  $24,244    $25,726    $ 27,206   $22,219    $23,701    $ 25,181
2...............................................   23,488     26,472      29,615    21,688     24,672      27,815
3...............................................   22,730     27,236      32,246    21,155     25,661      30,671
4...............................................   21,972     28,021      35,121    20,622     26,671      33,771
5...............................................   21,212     28,826      38,261    20,087     27,701      37,136
6...............................................   20,452     29,653      41,690    19,552     28,753      40,790
7...............................................   19,691     30,503      45,437    19,016     29,828      44,762
8...............................................   18,927     31,374      49,527    18,477     30,924      49,077
9...............................................   18,162     32,269      53,993    17,937     32,044      53,768
10..............................................   17,395     33,189      58,871    17,395     33,189      58,871
15..............................................   14,583     39,366      92,155    14,583     39,366      92,155
20 (age 60).....................................   11,551     46,472     143,585    11,551     46,472     143,585
30 (age 70).....................................    4,404     63,694     342,880     4,404     63,694     342,880

--------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2)  Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 55
       $30,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $58,438      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                             END OF YEAR
                                                                    TOTAL                 DEATH BENEFIT (2)
                                                                  PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                                  MADE PLUS          ANNUAL INVESTMENT RETURN OF
                                                              INTEREST AT 5% AS    --------------------------------
CONTRACT YEAR                                 PAYMENTS (1)     OF END OF YEAR         0%          6%         12%
-------------                                 ------------    -----------------    --------    --------    --------
1.........................................       $30,000           $ 31,500        $58,438     $58,954     $ 62,638
2.........................................             0             33,075         58,438      59,441       67,026
3.........................................             0             34,729         58,438      59,901       71,617
4.........................................             0             36,465         58,438      60,335       76,428
5.........................................             0             38,288         58,438      60,744       81,474
6.........................................             0             40,203         58,438      61,130       86,775
7.........................................             0             42,213         58,438      61,494       92,348
8.........................................             0             44,324         58,438      61,836       98,213
9.........................................             0             46,540         58,438      62,158      104,392
10 (age 65)...............................             0             48,867         58,438      62,461      110,906
15........................................             0             62,368         58,438      63,895      149,810
20........................................             0             79,599         58,438      65,363      202,404
30........................................             0            129,658         58,438      68,406      369,744

                                                           END OF YEAR                      END OF YEAR
                                                       INVESTMENT BASE (2)            CASH SURRENDER VALUE (2)
                                                   ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                                                   ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
                                                  ------------------------------   ------------------------------
CONTRACT YEAR                                        0%         6%        12%         0%         6%        12%
-------------                                     --------   --------   --------   --------   --------   --------
1...............................................  $28,965    $30,740    $ 32,509   $26,535    $28,310    $ 30,079
2...............................................   27,921     31,487      35,229    25,761     29,327      33,069
3...............................................   26,872     32,241      38,178    24,982     30,351      36,288
4...............................................   25,817     33,004      41,374    24,197     31,384      39,754
5...............................................   24,755     33,774      44,839    23,405     32,424      43,489
6...............................................   23,685     34,551      48,592    22,605     33,471      47,512
7...............................................   22,605     35,333      52,654    21,795     34,523      51,844
8...............................................   21,513     36,116      57,044    20,973     35,576      56,504
9...............................................   20,406     36,897      61,784    20,136     36,627      61,514
10 (age 65).....................................   19,283     37,675      66,897    19,283     37,675      66,897
15..............................................   14,725     42,956     100,714    14,725     42,956     100,714
20..............................................    9,575     48,276     149,490     9,575     48,276     149,490
30..............................................        0     57,957     313,268         0     57,957     313,268

--------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2)  Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 65
       $35,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $52,803      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                             END OF YEAR
                                                                    TOTAL                 DEATH BENEFIT (2)
                                                                  PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                                  MADE PLUS          ANNUAL INVESTMENT RETURN OF
                                                              INTEREST AT 5% AS    --------------------------------
CONTRACT YEAR                                 PAYMENTS (1)     OF END OF YEAR         0%          6%         12%
-------------                                 ------------    -----------------    --------    --------    --------
1.........................................       $35,000           $ 36,750        $52,803      53,271       56,604
2.........................................             0             38,588         52,803      53,712       60,577
3.........................................             0             40,517         52,803      54,131       64,736
4.........................................             0             42,543         52,803      54,526       69,096
5.........................................             0             44,670         52,803      54,899       73,670
6.........................................             0             46,903         52,803      55,251       78,476
7.........................................             0             49,249         52,803      55,582       83,528
8.........................................             0             51,711         52,803      55,894       88,846
9.........................................             0             54,296         52,803      56,187       94,448
10 (age 75)...............................             0             57,011         52,803      56,462      100,353
15........................................             0             72,762         52,803      57,761      135,620
20........................................             0             92,865         52,803      59,090      183,321
30........................................             0            151,268         52,803      61,843      335,096

                                                           END OF YEAR                      END OF YEAR
                                                       INVESTMENT BASE (2)            CASH SURRENDER VALUE (2)
                                                   ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                                                   ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
                                                  ------------------------------   ------------------------------
CONTRACT YEAR                                        0%         6%        12%         0%         6%        12%
-------------                                     --------   --------   --------   --------   --------   --------
1...............................................  $33,639    $35,706    $ 37,763   $30,804    $32,871      34,928
2...............................................   32,267     36,408      40,738    29,747     33,888      38,218
3...............................................   30,885     37,104      43,941    28,680     34,899      41,736
4...............................................   29,494     37,796      47,390    27,604     35,906      45,500
5...............................................   28,094     38,482      51,102    26,519     36,907      49,527
6...............................................   26,682     39,161      55,092    25,422     37,901      53,832
7...............................................   25,255     39,827      59,376    24,310     38,882      58,431
8...............................................   23,811     40,476      63,967    23,181     39,846      63,337
9...............................................   22,344     41,102      68,876    22,029     40,787      68,561
10 (age 75).....................................   20,852     41,701      74,118    20,852     41,701      74,118
15..............................................   14,611     46,014     108,040    14,611     46,014     108,040
20..............................................    7,888     50,064     155,320     7,888     50,064     155,320
30..............................................        0     57,629     312,260         0     57,629     312,260

--------
(1) All payments are illustrated as if made at the beginning of the contract year.

(2)  Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
             JOINT INSUREDS: FEMALE ISSUE AGE 65/MALE ISSUE AGE 65
       $35,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
              FACE AMOUNT: $67,012      GUARANTEE PERIOD: FOR LIFE
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                             END OF YEAR
                                                                    TOTAL                 DEATH BENEFIT (2)
                                                                  PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                                  MADE PLUS          ANNUAL INVESTMENT RETURN OF
                                                              INTEREST AT 5% AS    --------------------------------
CONTRACT YEAR                                 PAYMENTS (1)     OF END OF YEAR         0%          6%         12%
-------------                                 ------------    -----------------    --------    --------    --------
1.........................................       $35,000           $ 36,750        $67,012     $67,672     $ 71,977
2.........................................             0             38,588         67,012      68,287       77,138
3.........................................             0             40,517         67,012      68,861       82,516
4.........................................             0             42,543         67,012      69,396       88,131
5.........................................             0             44,670         67,012      69,895       94,004
6.........................................             0             46,903         67,012      70,360      100,158
7.........................................             0             49,249         67,012      70,794      106,615
8.........................................             0             51,711         67,012      71,199      113,399
9.........................................             0             54,296         67,012      71,576      120,537
10 (age 75)...............................             0             57,011         67,012      71,927      128,053
15........................................             0             72,762         67,012      73,577      172,922
20........................................             0             92,865         67,012      75,268      233,623
30........................................             0            151,268         67,012      78,772      426,855

                                                           END OF YEAR                      END OF YEAR
                                                       INVESTMENT BASE (2)            CASH SURRENDER VALUE (2)
                                                   ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                                                   ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
                                                  ------------------------------   ------------------------------
CONTRACT YEAR                                        0%         6%        12%         0%         6%        12%
-------------                                     --------   --------   --------   --------   --------   --------
1...............................................  $34,086    $36,167    $ 38,247   $30,621    $32,702    $ 34,782
2...............................................   33,156     37,355      41,798    30,076     34,275      38,718
3...............................................   32,209     38,563      45,677    29,514     35,868      42,982
4...............................................   31,239     39,788      49,906    28,929     37,478      47,596
5...............................................   30,247     41,025      54,513    28,322     39,100      52,588
6...............................................   29,226     42,273      59,523    27,686     40,733      57,983
7...............................................   28,175     43,525      64,963    27,020     42,370      63,808
8...............................................   27,087     44,774      70,856    26,317     44,004      70,086
9...............................................   25,954     46,012      77,223    25,569     45,627      76,838
10 (age 75).....................................   24,771     47,230      84,085    24,771     47,230      84,085
15..............................................   19,859     54,908     129,045    19,859     54,908     129,045
20..............................................   13,308     61,837     191,933    13,308     61,837     191,933
30..............................................        0     73,292     397,159         0     73,292     397,159

--------

(1) All payments are illustrated as if made at the beginning of the contract year.

(2)  Assumes no loan has been made.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                 JOINT INSUREDS

The Contract can insure two lives. Some of the discussions in this Prospectus applicable to the Contract apply only to a Contract on a single insured. Set out below are the modifications to the designated sections of this Prospectus for joint insureds. Except in the sections noted below, the discussions in this Prospectus referencing a single insured can be read as applying to two insureds.

AVAILABILITY AND PAYMENTS (REFERENCE PAGE CAPSULE SUMMARY)

A Contract may be issued for insureds up to age 80. The minimum initial payment for a Contract is $5,000 if either insured is under age 20. If neither insured is under age 20 the minimum initial payment is $10,000.

We will not accept an initial payment that will provide a guarantee period of less than the minimum guarantee period for which we would then issue a Contract based on the age of the younger insured. This minimum will range from 10 to 40 years depending on the age of the younger insured.


WHO MAY BE COVERED (REFERENCE PAGE 22)


We will issue a Contract on the lives of two insureds provided the relationship among the applicant and the insureds meets our insurable interest requirements and provided neither insured is over age 80 and no more than one insured is under age 20. We will determine the insureds' issue ages using their ages as of their birthdays nearest the contract date.

The initial payment, or the planned periodic payments elected, and the average age of the insureds determine whether underwriting will be done on a simplified or medical basis. The maximum amount underwritten on a simplified basis for joint insureds depends on our administrative rules in effect at the time of underwriting.

Under both simplified and medical underwriting methods, Contracts may be issued on joint insureds in a standard underwriting class only.


INITIAL PAYMENT (REFERENCE PAGE 23)


The minimum initial payment for a Contract is $5,000 if either insured is under age 20. If neither insured is under age 20 the minimum initial payment is $10,000.

We will not accept an initial payment for a specified face amount that will provide a guarantee period of less than the minimum guarantee period for which we would then issue a Contract based on the age of the younger insured. The minimum will range from 10 to 40 years depending on the age of the younger insured.

MAKING ADDITIONAL PAYMENTS


PAYMENTS NOT UNDER A PERIODIC PLAN (REFERENCE PAGE 25). You may make additional payments which are not under a periodic payment plan only if both insureds are living and the attained ages of both insureds are not over 80.



PAYMENTS UNDER A PERIODIC PLAN (REFERENCE PAGE 24). You may change the frequency and the amount of planned payments provided both insureds are living. Planned payments must be received while at least one insured is living.

EFFECT OF ADDITIONAL PAYMENTS (REFERENCE PAGE 25). If the guarantee period prior to receipt and acceptance of an additional payment is less than for the life of the younger insured, the payment will first be used to extend the guarantee period to the whole of life of the younger insured.


CHANGING THE FACE AMOUNT


INCREASING THE FACE AMOUNT (REFERENCE PAGE 27). You may increase the face amount of your Contract only if both insureds are living. A change in face amount is not permitted if the attained age of either insured is over 80.



DECREASING THE FACE AMOUNT (REFERENCE PAGE 27). You may decrease the face amount of your Contract if either insured is living.


CHARGES DEDUCTED FROM THE INVESTMENT BASE


DEFERRED CONTRACT LOAD (REFERENCE PAGE 29). The deferred contract load equals 11.0% of each payment. This charge consists of a sales load, a charge for federal income taxes measured by premiums and a premium tax charge.



The sales load, equal to 7% of each payment, compensates us for sales expenses. The sales load may be reduced if cumulative payments are sufficiently high to reach certain breakpoints (4% of payments in excess of $1.5 million and 2% of payments in excess of $4 million). The charge for federal taxes is equal to 2% of each payment. (See "ML of New York's Income Taxes".) The premium tax charge, equal to 2% of payments, compensates us for premium taxes that must be paid when a payment is accepted.


We deduct an amount equal to 1.1% of each payment from the investment base on each of the ten contract anniversaries following payment.


MORTALITY COST (COST OF INSURANCE) (REFERENCE PAGE 30). For Contracts issued on joint insureds, current cost of insurance rates are equal to the guaranteed maximum cost of insurance rates set forth in the Contract. Those rates are based on the 1980 Commissioners Aggregate Mortality Table and do not distinguish between insureds in a smoker underwriting class and insureds in a non-smoker underwriting class. The cost of insurance rates are based on an aggregate class which is made up of a blend of smokers and non-smokers.


GUARANTEE PERIOD


WHEN THE GUARANTEE PERIOD IS LESS THAN FOR LIFE (REFERENCE PAGE 33). If we cancel a Contract, you may reinstate it only if neither insured has died between the date the Contract was terminated and the effective date of the reinstatement and you meet the other conditions listed.


NET CASH SURRENDER VALUE


CANCELING TO RECEIVE NET CASH SURRENDER VALUE (REFERENCE PAGE 33). You may cancel your Contracts at any time while either insured is living.



DEATH BENEFIT PROCEEDS (REFERENCE PAGE 36)


We will pay the death benefit proceeds to the beneficiary when our Service Center receives all information needed to process the payment, including due proof of the last surviving insured's death. We must receive proof of death for both insureds. There is no death benefit payable at the first death. When we are first provided reliable notification of the last surviving insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any increase in face amount requested or within two years from the date an additional payment was received and accepted, proof of the insured's death should be sent promptly to our Service Center since we may only pay a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide" on pages 31 and 32.)


NET SINGLE PREMIUM FACTOR (REFERENCE PAGE 37)


The net single premium factors are based on the insureds' sexes, attained ages, and underwriting classes on the date of calculation.


PAYMENT OF DEATH BENEFIT PROCEEDS (REFERENCE PAGE 37)


If payment is delayed, we will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%.


RIGHT TO EXCHANGE CONTRACT (REFERENCE PAGE 38)


You may exchange your Contract for a joint and last survivor Contract with benefits that don't vary with the investment results of a Separate Account.

USING THE CONTRACT


OWNERSHIP (REFERENCE PAGE 40). The contract owner is usually one of the insureds, unless another owner has been named in the application.


The contract owner may want to name a contingent owner in the event the contract owner dies before the last surviving insured. The contingent owner would then own the contract owner's interest in the Contract and have all the contract owner's rights.


NAMING BENEFICIARIES (REFERENCE PAGE 40). We pay the primary beneficiary the proceeds of this Contract upon the last surviving insured's death. If no contingent beneficiary is living, we pay the last surviving insured's estate.



CHANGING THE INSURED (REFERENCE PAGE 41). Not available for joint insureds.



MATURITY PROCEEDS (REFERENCE PAGE 41). The maturity date is the contract anniversary nearest the younger insured's 100th birthday. On the maturity date, we will pay the net cash surrender value to you, provided either insured is living.


OTHER CONTRACT PROVISIONS


INCONTESTABILITY (REFERENCE PAGE 43). We won't contest the validity of a Contract after it has been in effect during the lifetimes of both insureds for two years from the issue date. We won't contest any change in face amount requested after the change has been in effect during the lifetimes of both insureds for two years from the date of the change. Nor will we contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the lifetimes of both insureds for two years from the date the payment has been received and accepted.



PAYMENT IN CASE OF SUICIDE (REFERENCE PAGE 43). If either insured commits suicide within two years from the issue date, we will pay only a limited benefit and terminate the Contract. The benefit will be equal to the payments made reduced by any debt.



If either insured commits suicide within two years of the effective date of any increase in face amount requested, we will terminate the coverage attributable to the increase and pay a limited benefit. The benefit will be limited to the amount of mortality cost deductions made for the increase.


If either insured commits suicide within two years of any date an additional payment is received and accepted, the coverage attributable to the payment will be terminated and only a limited benefit will be paid. The benefit will be equal to the payment less any debt attributable to amounts borrowed during the two years from the date the payment was received and accepted.

Within 90 days of the death of the first insured, the owner may elect to apply the amount of the limited benefit to a single life contract on the life of the surviving insured, subject to the following provisions:

    - The new contract's issue date will be the date of death of the deceased insured;

    - The insurance age will be surviving insured's attained age on the new contract's issue date;

    - No medical examination or other evidence of insurability will be required for the new contract;

    - The face amount of the new contract will be determined by applying the limited benefit amount as a single premium payment under the new contract. The face amount of the new contract may not exceed the face amount of this Contract;

    - A written request for a new contract must be received at the Service
      Center;

    - The new contract cannot involve any other life;

    - Additional benefits or riders available on this Contract will be available with the new contract only with our consent;

    - The new contract will be issued at our then current rates for the surviving insured's attained age, based on the underwriting class assigned to the surviving insured when this Contract was underwritten. The underwriting class for the new contract may differ from that of this Contract; and

    - If the amount of insurance that would be purchased under the new contract falls below the minimum insurance amounts currently allowed, this option will not be available.

ESTABLISHING SURVIVORSHIP (ONLY APPLICABLE TO JOINT INSUREDS). If we are unable to determine which of the insureds was the last survivor on the basis of the proofs of death provided, we will consider insured No. 1 as designated in the application to be the last surviving insured.

INCOME PLANS (REFERENCE PAGE 39)


If no plan has been chosen when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to him or her to one or more of the income plans.

                MORE ABOUT ML LIFE INSURANCE COMPANY OF NEW YORK

DIRECTORS AND EXECUTIVE OFFICERS

    Our directors and executive officers and their positions with us are as follows:


NAME                           POSITION(S) WITH THE COMPANY
----                           ----------------------------
Anthony J. Vespa.............  Chairman of the Board, President, and Chief Executive
                               Officer

Joseph E. Crowne, Jr.........  Director, Senior Vice President, Chief Financial Officer,
                               Chief Actuary, and Treasurer

Barry G. Skolnick............  Director, Senior Vice President, General Counsel, and
                               Secretary

David M. Dunford.............  Director, Senior Vice President and Chief Investment
                               Officer

Gail R. Farkas...............  Director and Senior Vice President

Michael P. Cogswell..........  Director, Vice President, and Senior Counsel

Frederick J.C. Butler........  Director

Richard M. Drew..............  Director

Robert L. Israeloff..........  Director

Allen N. Jones...............  Director

Robert A. King...............  Director

Stanley C. Peterson..........  Director

Irving M. Pollack............  Director

Cynthia Kahn Sherman.........  Director

Robert J. Boucher............  Senior Vice President, Variable Life Administration


Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Some directors have held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:

Mr. Vespa joined ML of New York in February 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S.

Mr. Crowne joined ML of New York in June 1991.

Mr. Skolnick joined ML of New York in November 1989. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc., and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined ML of New York in July 1990.

Ms. Farkas joined ML of New York in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Cogswell has been with ML of New York since November of 1990.


Mr. Butler joined ML of New York in April 1991. Since 1991, he has been Chairman of Butler, Chapman & Co. LLC, an investment banking firm.



Mr. Drew joined ML of New York in March 2000. From 1994 until February 2000, he was Director of Compliance for MLPF&S.


Mr. Israeloff joined ML of New York in April 1991. Since 1964, he has been Chairman and Executive Partner of Israeloff, Trattner & Co., CPAs, P.C., a public accounting firm.


Mr. Jones joined ML of New York in June 1996. Since May 1992, he has been Senior Vice President of MLPF&S. From June 1992 to May 1995, he served as a director of ML of New York. From June 1992 to February 1994, he held the position of Chairman of the Board, President, and Chief Executive Officer of ML of New York.


Mr. King joined ML of New York in April 1991. In May 1996, he retired from the position of Vice President for Finance at Marymount College, Tarrytown, New York, which he has held since February 1991.

Mr. Peterson joined ML of New York in December 1997. Since November 1997, he has been National Sales Director for MLLA. Prior to November 1997, he held various positions with MLLA.

Mr. Pollack joined ML of New York in April 1991. In 1980, he retired from Securities and Exchange Commission after thirty years of service, and having served as an SEC Commissioner from 1974 to 1980. Since 1980, he has practiced law and been a private consultant in the securities and capital markets fields.


Ms. Sherman joined ML of New York in November 1993. She was a partner at the law firm of Rogers & Wells from 1984 until September 1999.


Mr. Boucher joined ML of New York in May 1992.

None of our shares are owned by any of our officers or directors, as we are a wholly owned subsidiary of MLIG. Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT


We and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the Contracts. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $4.2 million for the year ended December 31, 1999.

STATE REGULATION


We are subject to the laws of the State of New York and to the regulations of the New York Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.


LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS


Our financial statements as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and of the Separate Account as of December 31, 1999 and for the periods presented, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., our Chief Actuary and Chief Financial Officer, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
ML Life Insurance Company of New York:


We have audited the accompanying statements of assets and liabilities of each of the divisions of ML of New York
Variable Life Separate Account II, comprised of divisions investing in the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Long-Term Corporate Bond Portfolio, Capital Stock Portfolio, Growth Stock Portfolio, Multiple Strategy Portfolio, High Yield Portfolio, Natural Resources Portfolio, Global Strategy Portfolio, Balanced Portfolio, Global Utility Focus Fund, International Equity Focus Fund, Global Bond Focus Fund, Basic Value Focus Fund, Developing Capital Markets Focus Fund, Special Value Focus Fund, Index 500 Fund, Capital Focus Fund (commencement of operations July 21, 1999), Global Growth Focus Fund (commencement of operations July 21, 1999), International VIP Portfolio (commencement of operations July 21, 1999), Mercury V. I. US Large Cap (commencement of operations July 21, 1999), Quasar Portfolio (commencement of operations July 21, 1999), Premier Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, AIM V.I. Value Fund, AIM V.I. Capital Appreciation Fund, 1997 Trust (matured on February 18, 1997), 1998 Trust (matured on February 17,
1998),  1999  Trust  (matured on February  16,  1999),  2000
Trust, 2001 Trust, 2002 Trust, 2003 Trust, 2004 Trust, 2005 Trust, 2006 Trust, 2007 Trust, 2008 Trust, 2009 Trust, 2010 Trust, 2011 Trust, 2013 Trust, 2014 Trust, 2019 Trust (commencement of operations July 21, 1999) (collectively, the "Divisions"), as of December 31, 1999 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of ML Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Divisions as of December 31, 1999, the results of their operations and the changes in their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.





February 14, 2000


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1999

											Divisions Investing In
								 -------------------------------------------------------------------
										     Intermediate      Long-Term
								       Money          Government       Corporate         Capital
								      Reserve            Bond             Bond            Stock
(In thousands, except unit values)                                   Portfolio        Portfolio        Portfolio        Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio,  6,993 shares
   (Cost $6,993)                                                 $         6,993  $             0  $             0  $             0

  Intermediate Government Bond Portfolio, 111 shares
   (Cost $1,224)                                                               0            1,156                0                0

  Long-Term Corporate Bond Portfolio, 40 shares
   (Cost $466)                                                                 0                0              435                0

  Capital Stock Portfolio, 136 shares
   (Cost $3,289)                                                               0                0                0            4,014
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            6,993            1,156              435            4,014

Liabilities
 Due to (from) ML Life Insurance Company of New York                         544                0                0                1
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         6,449  $         1,156  $           435  $         4,013
								 ================ ================ ================ ================
 Units Outstanding                                                           206               25                8               37
								 ================ ================ ================ ================
 Unit Value                                                      $         31.29  $         46.52  $         53.11  $        109.89
								 ================ ================ ================ ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

										      Divisions Investing In
								 -------------------------------------------------------------------

								       Growth          Multiple           High           Natural
								       Stock           Strategy          Yield          Resources
(In thousands, except unit values)                                   Portfolio        Portfolio        Portfolio        Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Growth Stock Portfolio, 188 shares
   (Cost $5,648)                                                 $         7,152  $             0  $             0  $             0

  Multiple Strategy Portfolio, 194 shares
   (Cost $3,208)                                                               0            3,531                0                0

  High Yield Portfolio, 132 shares
   (Cost $1,134)                                                               0                0              983                0

  Natural Resources Portfolio, 16 shares
   (Cost $133)                                                                 0                0                0              130
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            7,152            3,531              983              130

Liabilities
 Due to (from) ML Life Insurance Company of New York                           1                1                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         7,151  $         3,530  $           983  $           130
								 ================ ================ ================ ================
 Units Outstanding                                                            65               67               32               13
								 ================ ================ ================ ================
 Unit Value                                                      $        109.87  $         52.87  $         30.87  $          9.92
								 ================ ================ ================ ================

See notes to financial statements

ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

											Divisions Investing In
								 -------------------------------------------------------------------
													 Global       International
								      Global                            Utility           Equity
								     Strategy         Balanced           Focus            Focus
(In thousands, except unit values)                                   Portfolio        Portfolio          Fund             Fund
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Global Strategy Portfolio, 328 shares
   (Cost $5,102)                                                 $         5,619  $             0  $             0  $             0

  Balanced Portfolio, 72 shares
   (Cost $1,063)                                                               0            1,065                0                0

 Investments in Merrill Lynch Variable
    Series Funds, Inc. (Note 1):
  Global Utility Focus Fund, 13 shares
   (Cost $184)                                                                 0                0              216                0

  International Equity Focus Fund, 80 shares
   (Cost $900)                                                                 0                0                0            1,115
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            5,619            1,065              216            1,115

Liabilities
 Due to (from) ML Life Insurance Company of New York                           1                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         5,618  $         1,065  $           216  $         1,115
								 ================ ================ ================ ================
 Units Outstanding                                                           171               34               10               75
								 ================ ================ ================ ================
 Unit Value                                                      $         32.90  $         31.71  $         22.60  $         14.87
								 ================ ================ ================ ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

											Divisions Investing In
								 -------------------------------------------------------------------
								      Global            Basic          Developing        Special
								       Bond             Value           Capital           Value
								       Focus            Focus        Markets Focus        Focus
(In thousands, except unit values)                                     Fund             Fund             Fund             Fund
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Merrill Lynch Variable
   Series Funds, Inc. (Note 1):
  Global Bond Focus Fund, 10 shares
   (Cost $96)                                                    $            87  $             0  $             0  $             0

  Basic Value Focus Fund, 391 shares
   (Cost $5,424)                                                               0            5,313                0                0

  Developing Capital Markets Focus Fund, 57 shares
   (Cost $548)                                                                 0                0              593                0

  Special Value Focus Fund, 36 shares
   (Cost $734)                                                                 0                0                0              833
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                               87            5,313              593              833

Liabilities
 Due to (from) ML Life Insurance Company of New York                           0                1                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $            87  $         5,312  $           593  $           833
								 ================ ================ ================ ================
 Units Outstanding                                                             7              220               55               41
								 ================ ================ ================ ================
 Unit Value                                                      $         12.55  $         24.11  $         10.80  $         20.43
								 ================ ================ ================ ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

											Divisions Investing In
								 -------------------------------------------------------------------
													Global
								       Index           Capital          Growth        International
									500             Focus            Focus             VIP
(In thousands, except unit values)                                      Fund            Fund             Fund           Portfolio
								 ---------------- ---------------- ---------------- ----------------
Assets
Investments in Merrill Lynch Variable
   Series Funds, Inc. (Note 1):
  Index 500 Fund, 94 shares
    (Cost $1,485)                                                $         1,761  $             0  $             0  $             0

  Capital Focus Fund,  0.4 shares
    (Cost $3)                                                                  0                4                0                0

  Global Growth Focus Fund, 7 shares
    (Cost $95)                                                                 0                0              108                0

 Investments in Hotchkis & Wiley Variable Trust (Note 1):
  International VIP Portfolio, 9 shares                                        0                0                0              106
    (Cost $102)
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            1,761                4              108              106

Liabilities
 Due to (from) ML Life Insurance Company of New York                           0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         1,761  $             4  $           108  $           106
								 ================ ================ ================ ================
 Units Outstanding                                                            87                0                7                9
								 ================ ================ ================ ================
 Unit Value                                                      $         20.27  $         10.38  $         14.79  $         11.47
								 ================ ================ ================ ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

											Divisions Investing In
								 -------------------------------------------------------------------
								      Mercury                                              MFS
								     V.I. U.S.                          Premier          Emerging
								     Large Cap          Quasar           Growth           Growth
(In thousands, except unit values)                                     Fund           Portfolio        Portfolio          Series
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in Mercury Asset Management
    V. I. Funds, Inc. (Note 1):
   Mercury V. I. U. S. Large Cap, 18 shares
    (Cost $202)                                                  $           218  $             0  $             0  $             0

 Investments in Alliance Variable Products
    Series Fund, Inc (Note 1):
   Quasar Portfolio, 8 shares
    (Cost $86)                                                                 0              102                0                0

   Premier Growth Portfolio, 142 shares
    (Cost $3,889)                                                              0                0            5,738                0

 Investments in MFS Variable Insurance Trust (Note 1):
    MFS Emerging Growth Series, 76 shares                                       0                0                0            2,888
    (Cost $1,475)
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                              218              102            5,738            2,888

Liabilities
 Due to (from) ML Life Insurance Company of New York                           0                0                1                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $           218  $           102  $         5,737  $         2,888
								 ================ ================ ================ ================
 Units Outstanding                                                            18               10              225              104
								 ================ ================ ================ ================
 Unit Value                                                      $         12.04  $         10.26  $         25.51  $         27.67
								 ================ ================ ================ ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

											Divisions Investing In
								 -------------------------------------------------------------------
													  AIM
									MFS              AIM          V.I. Capital
								      Research        V.I. Value      Appreciation        2000
(In thousands, except unit values)                                     Series            Fund             Fund            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in MFS Variable Insurance Trust (Note 1):
  MFS Research Series, 111 shares
   (Cost $1,939)                                                 $         2,600  $             0  $             0  $             0

 Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund, 119 shares
   (Cost $2,887)                                                               0            3,992                0                0

  AIM V.I. Capital Appreciation Fund, 44 shares
   (Cost $1,051)                                                               0                0            1,576                0

 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2000 Trust, 107 trust units
   (Cost $85)                                                                  0                0                0              107
								 ---------------- ---------------- ---------------- ----------------
   Total Assets                                                            2,600            3,992            1,576              107

Liabilities
 Due to (from) ML Life Insurance Company of New York                           0                1                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $         2,600  $         3,991  $         1,576  $           107
								 ================ ================ ================ ================
 Units Outstanding                                                           144              188               82                5
								 ================ ================ ================ ================
 Unit Value                                                      $         18.06  $         21.24  $         19.11  $         21.23
								 ================ ================ ================ ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

											Divisions Investing In
								 -------------------------------------------------------------------


								       2001             2003             2004             2005
(In thousands, except unit values)                                     Trust            Trust            Trust            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2001 Trust, 820 trust units
    (Cost $708)                                                  $           770  $             0  $             0  $             0

   2003 Trust, 0.2 trust units
    (Cost $0.02)                                                               0                0                0                0

   2004 Trust, 30 trust units
    (Cost $18)                                                                 0                0               23                0

   2005 Trust, 63 trust units
    (Cost $40)                                                                 0                0                0               46
								 ---------------- ---------------- ---------------- ----------------
    Total Assets                                                             770                0               23               46

Liabilities
 Due to (from) ML Life Insurance Company of New York                           0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $           770  $             0  $            23  $            46
								 ================ ================ ================ ================
 Units Outstanding                                                            16                0                2                1
								 ================ ================ ================ ================
 Unit Value                                                      $         46.93  $         73.71  $         14.44  $         54.75
								 ================ ================ ================ ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

											Divisions Investing In
								 -------------------------------------------------------------------


								       2007             2009             2010             2013
(In thousands, except unit values)                                     Trust            Trust            Trust            Trust
								 ---------------- ---------------- ---------------- ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2007 Trust, 14 trust units
    (Cost $7)                                                    $             9  $             0  $             0  $             0

   2009 Trust, 0.3 trust units
    (Cost $0.03)                                                               0                0                0                0

   2010 Trust, 52 trust units
    (Cost $28)                                                                 0                0               27                0

   2013 Trust, 22 trust units
    (Cost $7)                                                                  0                0                0                9
								 ---------------- ---------------- ---------------- ----------------
    Total Assets                                                               9                0               27                9

Liabilities
 Due to (from) ML Life Insurance Company of New York                           0                0                0                0
								 ---------------- ---------------- ---------------- ----------------
Net Assets                                                       $             9  $             0  $            27  $             9
								 ================ ================ ================ ================
 Units Outstanding                                                             0                0                1                1
								 ================ ================ ================ ================
 Unit Value                                                      $         32.46  $         27.16  $         26.11  $         16.07
								 ================ ================ ================ ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER  31, 1999

							      Divisions Investing In
								 -------------------


								       2014
(In thousands, except unit values)                                     Trust
								 ----------------
Assets
 Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through L (Note 1):
   2014 Trust, 402 trust units
    (Cost $169)                                                  $           154
								 ----------------
    Total Assets                                                             154

Liabilities
 Due to (from) ML Life Insurance Company of New York                           0
								 ----------------
Net Assets                                                       $           154
								 ================
 Units Outstanding                                                            10
								 ================
 Unit Value                                                      $         15.79
								 ================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

									      Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               339  $                77  $                33  $               628
 Mortality and Expense Charges (Note 3)                         (59)                 (10)                  (4)                 (30)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  280                   67                   29                  598
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   (2)                  (1)                  48
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                  (90)                 (43)                 293
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                  (92)                 (44)                 341
						-------------------- -------------------- -------------------- --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      280                  (25)                 (15)                 939
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   4,725                    9                    4                  107
 Policy Loading, Net (Note 3)                                   410                   (7)                  (4)                 (12)
 Contract Owner Deaths                                          (85)                   0                    0                   (6)
 Contract Owner Terminations                                      0                    0                   (2)                   0
 Policy Loans, Net                                               61                   (8)                   0                  (41)
 Cost of Insurance                                              (77)                 (12)                  (4)                 (35)
 Policy Loan Processing Charges                                   0                    0                   (1)                   0
 Transfers Among Investment Divisions                        (5,013)                  66                   33                  100
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          21                   48                   26                  113
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         301                   23                   11                1,052
Net Assets Beginning of Period                                6,148                1,133                  424                2,961
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             6,449  $             1,156  $               435  $             4,013
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth               Multiple               High               Natural
							Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $             1,664  $               570  $               118  $                 5
 Mortality and Expense Charges (Note 3)                         (52)                 (28)                 (10)                  (1)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                1,612                  542                  108                    4
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           195                   11                  (43)                  (5)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                126                   12                  (18)                  29
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 321                   23                  (61)                  24
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,933                  565                   47                   28
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     244                  143                   39                   13
 Policy Loading, Net (Note 3)                                   (14)                  (8)                  (6)                   0
 Contract Owner Deaths                                           (9)                   0                    0                    0
 Contract Owner Terminations                                    (48)                 (38)                 (18)                   0
 Policy Loans, Net                                              (38)                 (17)                  (9)                   0
 Cost of Insurance                                              (63)                 (43)                 (12)                  (1)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           112                  (84)                (118)                 (55)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         183                  (47)                (124)                 (43)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       2,116                  518                  (77)                 (15)
Net Assets Beginning of Period                                5,035                3,012                1,060                  145
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             7,151  $             3,530  $               983  $               130
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						       Strategy            Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio               Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               640  $               172  $                28  $                50
 Mortality and Expense Charges (Note 3)                         (45)                  (9)                  (2)                  (9)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  595                  163                   26                   41
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            40                    8                   25                   (3)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                302                  (95)                 (27)                 276
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 342                  (87)                  (2)                 273
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      937                   76                   24                  314
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     264                   37                    3                    6
 Policy Loading, Net (Note 3)                                   (11)                  (6)                  (1)                  (7)
 Contract Owner Deaths                                           (2)                  (2)                   0                   (1)
 Contract Owner Terminations                                    (53)                 (39)                   0                    0
 Policy Loans, Net                                              (17)                  (1)                   0                  (12)
 Cost of Insurance                                              (58)                 (11)                  (2)                 (12)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                          (380)                  (7)                 (26)                (161)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (258)                 (29)                 (26)                (187)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         679                   47                   (2)                 127
Net Assets Beginning of Period                                4,939                1,018                  218                  988
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             5,618  $             1,065  $               216  $             1,115
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 6  $             1,112  $                12  $                70
 Mortality and Expense Charges (Note 3)                          (1)                 (44)                  (4)                  (5)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    5                1,068                    8                   65
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            (1)                  28                  (22)                 (17)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                (13)                (271)                 243                  137
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 (14)                (243)                 221                  120
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (9)                 825                  229                  185
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                  216                   24                   45
 Policy Loading, Net (Note 3)                                    (1)                 (16)                  (1)                   0
 Contract Owner Deaths                                            0                   (3)                  (1)                   0
 Contract Owner Terminations                                      0                 (125)                  (6)                  (4)
 Policy Loans, Net                                                0                  (15)                  (2)                   0
 Cost of Insurance                                               (1)                 (56)                  (5)                  (7)
 Policy Loan Processing Charges                                   0                   (1)                   0                    0
 Transfers Among Investment Divisions                            25                  443                  (27)                 147
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          25                  443                  (18)                 181
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          16                1,268                  211                  366
Net Assets Beginning of Period                                   71                4,044                  382                  467
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $                87  $             5,312  $               593  $               833
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global
							Index               Capital               Growth           International
							 500                 Focus                Focus                 VIP
(In thousands)                                           Fund                 Fund                 Fund              Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                48  $                 0  $                 1  $                 0
 Mortality and Expense Charges (Note 3)                         (11)                   0                    0                    0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   37                    0                    1                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            21                    0                    0                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                175                    0                   14                    4
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 196                    0                   14                    4
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      233                    0                   15                    4
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     108                    0                    0                    1
 Policy Loading, Net (Note 3)                                     2                    0                    0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                               25                    0                    0                    0
 Cost of Insurance                                              (19)                   0                    0                    0
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           741                    4                   93                  101
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         857                    4                   93                  102
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,090                    4                  108                  106
Net Assets Beginning of Period                                  671                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             1,761  $                 4  $               108  $               106
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
						       Mercury                                                          MFS
						      V.I. U.S.                                  Premier              Emerging
						      Large Cap              Quasar               Growth               Growth
(In thousands)                                           Fund              Portfolio            Portfolio              Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 1  $                 0  $                58  $                 0
 Mortality and Expense Charges (Note 3)                           0                    0                  (39)                 (15)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    1                    0                   19                  (15)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                   53                   39
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 16                   16                1,157                1,170
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  16                   16                1,210                1,209
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       17                   16                1,229                1,194
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       0                    0                  173                   83
 Policy Loading, Net (Note 3)                                     0                    0                  (14)                  (3)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                  (39)                   0
 Policy Loans, Net                                                0                    0                  (11)                 (19)
 Cost of Insurance                                                0                    0                  (71)                 (23)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           201                   86                1,693                  359
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         201                   86                1,731                  397
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         218                  102                2,960                1,591
Net Assets Beginning of Period                                    0                    0                2,777                1,297
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               218  $               102  $             5,737  $             2,888
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
												   AIM
							 MFS                  AIM              V.I. Capital
						       Research            V.I. Value          Appreciation            1999
(In thousands)                                          Series                Fund                 Fund                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                23  $                66  $                33  $                 0
 Mortality and Expense Charges (Note 3)                         (18)                 (27)                  (9)                   0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    5                   39                   24                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            17                   27                    8                    2
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                449                  747                  418                   (2)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 466                  774                  426                    0
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      471                  813                  450                    0
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      77                   90                   62                    0
 Policy Loading, Net (Note 3)                                    (5)                 (12)                   0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                     (3)                 (21)                   0                    0
 Policy Loans, Net                                              (26)                  (2)                 (10)                   0
 Cost of Insurance                                              (25)                 (42)                 (14)                   0
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           600                  892                  307                   (9)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         618                  905                  345                   (9)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,089                1,718                  795                   (9)
Net Assets Beginning of Period                                1,511                2,273                  781                    9
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             2,600  $             3,991  $             1,576  $                 0
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------


							2000                 2001                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (1)                  (7)                   0                    0
 Transaction Charges (Note 3)                                     0                   (3)                   0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (1)                 (10)                   0                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    3                   10                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  4                   21                  (10)                  (1)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   4                   24                    0                   (1)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        3                   14                    0                   (1)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       6                    0                    0                    0
 Policy Loading, Net (Note 3)                                     0                   (7)                   0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                  (15)                   0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                               (1)                  (7)                   0                   (1)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                             0                    0                  (37)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           5                  (29)                 (37)                  (1)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                           8                  (15)                 (37)                  (2)
Net Assets Beginning of Period                                   99                  785                   37                   25
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               107  $               770  $                 0  $                23
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------


							2005                 2007                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                    0                    0                   (1)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    0                    0                    0                   (1)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                    0                    4
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (2)                  (1)                   0                  (14)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  (2)                  (1)                   0                  (10)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (2)                  (1)                   0                  (11)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      13                    0                    0                    0
 Policy Loading, Net (Note 3)                                     1                    0                    0                   (3)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                  (26)
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                                0                    0                    0                   (1)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                             0                    0                    0                  (86)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          13                    0                    0                 (116)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          11                   (1)                   0                 (127)
Net Assets Beginning of Period                                   35                   10                    0                  154
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $                46  $                 9  $                 0  $                27
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

							  Divisions Investing In
						-----------------------------------------


							2013                 2014
(In thousands)                                          Trust                Trust
						-------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                   (2)
 Transaction Charges (Note 3)                                     0                   (1)
						-------------------- --------------------
  Net Investment Income (Loss)                                    0                   (3)
						-------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    4
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (1)                 (29)
						-------------------- --------------------
 Net Gain (Loss) on Investments                                  (1)                 (25)
						-------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       (1)                 (28)
						-------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       1                    7
 Policy Loading, Net (Note 3)                                     0                   (4)
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                  (26)
 Policy Loans, Net                                                0                    0
 Cost of Insurance                                                0                   (1)
 Policy Loan Processing Charges                                   0                    0
 Transfers Among Investment Divisions                             0                    0
						-------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           1                  (24)
						-------------------- --------------------

Total Increase (Decrease) in Net Assets                           0                  (52)
Net Assets Beginning of Period                                    9                  206
						-------------------- --------------------
Net Assets End of Period                        $                 9  $               154
						==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

									      Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               313  $                52  $                24  $               310
 Mortality and Expense Charges (Note 3)                         (50)                  (8)                  (3)                 (25)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  263                   44                   21                  285
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                    1                   47
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                   18                    6                   50
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                   18                    7                   97
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      263                   62                   28                  382
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   6,546                   10                   10                  138
 Policy Loading, Net (Note 3)                                   600                   (6)                  (3)                  (8)
 Contract Owner Deaths                                          (45)                   0                    0                    0
 Contract Owner Terminations                                    (35)                   0                   (4)                 (51)
 Policy Loans, Net                                             (125)                   0                   (8)                 (21)
 Cost of Insurance                                              (74)                  (9)                  (4)                 (31)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                        (6,273)                 647                   71                  116
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         594                  642                   62                  143
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         857                  704                   90                  525
Net Assets Beginning of Period                                5,291                  429                  334                2,436
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             6,148  $             1,133  $               424  $             2,961
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth               Multiple               High               Natural
							Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               643  $               373  $                84  $                 3
 Mortality and Expense Charges (Note 3)                         (36)                 (26)                  (8)                  (1)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  607                  347                   76                    2
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                           119                   14                   (4)                   0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                579                  (84)                (137)                 (26)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 698                  (70)                (141)                 (26)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                    1,305                  277                  (65)                 (24)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     224                  170                   22                   14
 Policy Loading, Net (Note 3)                                    (8)                  (5)                  (5)                   0
 Contract Owner Deaths                                           (2)                   0                    0                    0
 Contract Owner Terminations                                    (38)                 (22)                  (2)                   0
 Policy Loans, Net                                                3                    1                    0                    0
 Cost of Insurance                                              (51)                 (43)                 (12)                  (2)
 Policy Loan Processing Charges                                  (1)                  (1)                   0                    0
 Transfers Among Investment Divisions                           262                 (110)                 367                    0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         389                  (10)                 370                   12
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,694                  267                  305                  (12)
Net Assets Beginning of Period                                3,341                2,745                  755                  157
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             5,035  $             3,012  $             1,060  $               145
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               757  $                74  $                11  $                85
 Mortality and Expense Charges (Note 3)                         (45)                  (8)                  (2)                 (10)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  712                   66                    9                   75
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            14                    5                    2                   (9)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                               (325)                  30                   28                   20
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                (311)                  35                   30                   11
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      401                  101                   39                   86
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     363                   42                    3                   64
 Policy Loading, Net (Note 3)                                    (3)                  (2)                  (1)                  (3)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                    (41)                  (5)                  (2)                 (26)
 Policy Loans, Net                                              (14)                   0                    0                    0
 Cost of Insurance                                              (66)                 (11)                  (2)                 (13)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                          (350)                 129                   33                 (130)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                        (112)                 153                   31                 (108)
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         289                  254                   70                  (22)
Net Assets Beginning of Period                                4,650                  764                  148                1,010
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             4,939  $             1,018  $               218  $               988
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 4  $               523  $                 7  $                40
 Mortality and Expense Charges (Note 3)                           0                  (36)                  (4)                  (2)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    4                  487                    3                   38
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   39                  (25)                 (12)
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  5                 (247)                (146)                 (49)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   5                 (208)                (171)                 (61)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        9                  279                 (168)                 (23)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       6                  192                   30                   15
 Policy Loading, Net (Note 3)                                     0                  (11)                  (1)                  (1)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                  (49)                 (16)                  (3)
 Policy Loans, Net                                                0                   (1)                   0                    0
 Cost of Insurance                                               (1)                 (50)                  (7)                  (5)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           (16)                 323                  (54)                 310
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         (11)                 404                  (48)                 316
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          (2)                 683                 (216)                 293
Net Assets Beginning of Period                                   73                3,361                  598                  174
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $                71  $             4,044  $               382  $               467
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
												   MFS
							Index               Premier              Emerging               MFS
							 500                 Growth               Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                11  $                 2  $                 6  $                20
 Mortality and Expense Charges (Note 3)                          (4)                 (17)                  (7)                 (10)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    7                  (15)                  (1)                  10
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             3                  137                   38                    9
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 97                  616                  219                  200
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 100                  753                  257                  209
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      107                  738                  256                  219
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      23                   72                   44                   53
 Policy Loading, Net (Note 3)                                     0                   (5)                  (2)                  (2)
 Contract Owner Deaths                                            0                   (2)                  (2)                  (2)
 Contract Owner Terminations                                     (9)                   0                    0                   (1)
 Policy Loans, Net                                              (26)                   0                  (10)                   0
 Cost of Insurance                                               (6)                 (32)                 (13)                 (14)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           401                1,006                  606                  624
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         383                1,039                  623                  658
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         490                1,777                  879                  877
Net Assets Beginning of Period                                  181                1,000                  418                  634
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               671  $             2,777  $             1,297  $             1,511
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
									     AIM
							  AIM            V.I. Capital
						       V.I. Value        Appreciation            1998                 1999
(In thousands)                                           Fund                Fund                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               104  $                21  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                         (13)                  (5)                   0                    0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   91                   16                    0                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             9                    2                    5                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                338                  109                   (5)                   0
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 347                  111                    0                    0
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      438                  127                    0                    0
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                      43                   26                    0                    1
 Policy Loading, Net (Note 3)                                    (5)                  (2)                   0                    0
 Contract Owner Deaths                                            0                   (2)                   0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                               (1)                   0                    0                    0
 Cost of Insurance                                              (20)                 (10)                   0                    0
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           917                  308                  (35)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         934                  320                  (35)                   1
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,372                  447                  (35)                   1
Net Assets Beginning of Period                                  901                  334                   35                    8
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             2,273  $               781  $                 0  $                 9
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------


							2000                 2001                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (1)                  (5)                   0                    0
 Transaction Charges (Note 3)                                     0                   (2)                   0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   (1)                  (7)                   0                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                    4                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  6                   42                    0                    2
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   6                   42                    4                    2
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        5                   35                    4                    2
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       6                    0                    3                    0
 Policy Loading, Net (Note 3)                                     0                    2                    0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                               (1)                  (5)                   0                    0
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                             0                  753                  (12)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           5                  750                   (9)                   0
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          10                  785                   (5)                   2
Net Assets Beginning of Period                                   89                    0                   42                   23
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $                99  $               785  $                37  $                25
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------


							2005                 2007                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                    0                    0                    0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             4                    0                    3                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                    1                   (2)                   4
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   4                    1                    1                    4
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        4                    1                    1                    4
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       3                    0                    1                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                               (1)                   0                    0                   (1)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           (11)                   0                  (12)                 125
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          (9)                   0                  (11)                 124
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          (5)                   1                  (10)                 128
Net Assets Beginning of Period                                   40                    9                   10                   26
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $                35  $                10  $                 0  $               154
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (continued)

							  Divisions Investing In
						-----------------------------------------


							2013                 2014
(In thousands)                                          Trust                Trust
						-------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                   (2)
 Transaction Charges (Note 3)                                     0                    0
						-------------------- --------------------
  Net Investment Income (Loss)                                    0                   (2)
						-------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   38
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  1                  (10)
						-------------------- --------------------
 Net Gain (Loss) on Investments                                   1                   28
						-------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        1                   26
						-------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                   14
 Policy Loading, Net (Note 3)                                     0                    3
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                    0
 Policy Loans, Net                                                0                    0
 Cost of Insurance                                                0                   (1)
 Policy Loan Processing Charges                                   0                    0
 Transfers Among Investment Divisions                             0                    5
						-------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           2                   21
						-------------------- --------------------

Total Increase (Decrease) in Net Assets                           3                   47
Net Assets Beginning of Period                                    6                  159
						-------------------- --------------------
Net Assets End of Period                        $                 9  $               206
						==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

									      Divisions Investing In
						-----------------------------------------------------------------------------------
									  Intermediate          Long-Term
							Money              Government           Corporate             Capital
						       Reserve                Bond                 Bond                Stock
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               279  $                22  $                14  $                97
 Mortality and Expense Charges (Note 3)                         (40)                  (3)                  (2)                 (19)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  239                   19                   12                   78
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   (1)                   1                   25
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                    8                    3                  283
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                    7                    4                  308
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      239                   26                   16                  386
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                   8,134                   11                   13                  163
 Policy Loading, Net (Note 3)                                   790                   (2)                  (1)                  (4)
 Contract Owner Deaths                                           11                    0                    0                  (19)
 Contract Owner Terminations                                    (50)                 (21)                 (13)                 (59)
 Policy Loans, Net                                                0                   (6)                   0                   11
 Cost of Insurance                                              (74)                  (4)                  (3)                 (25)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                        (6,834)                 182                  185                  331
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                       1,977                  160                  181                  398
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       2,216                  186                  197                  784
Net Assets Beginning of Period                                3,075                  243                  137                1,652
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             5,291  $               429  $               334  $             2,436
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------

						       Growth               Multiple               High               Natural
							Stock               Strategy              Yield              Resources
(In thousands)                                        Portfolio            Portfolio            Portfolio            Portfolio
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               224  $               162  $                55  $                 1
 Mortality and Expense Charges (Note 3)                         (25)                 (23)                  (5)                  (2)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  199                  139                   50                   (1)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            47                    7                    2                    8
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                467                  275                   (2)                 (28)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 514                  282                    0                  (20)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      713                  421                   50                  (21)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     204                  161                   23                   16
 Policy Loading, Net (Note 3)                                    (1)                  (8)                  (2)                   0
 Contract Owner Deaths                                            0                   (7)                   0                    0
 Contract Owner Terminations                                    (16)                (123)                 (14)                  (3)
 Policy Loans, Net                                              (34)                  (8)                 (36)                  (3)
 Cost of Insurance                                              (34)                 (41)                  (8)                  (2)
 Policy Loan Processing Charges                                   0                   (1)                   0                    0
 Transfers Among Investment Divisions                           605                   41                  329                   (7)
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         724                   14                  292                    1
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                       1,437                  435                  342                  (20)
Net Assets Beginning of Period                                1,904                2,310                  413                  177
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             3,341  $             2,745  $               755  $               157
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
												  Global           International
						       Global                                    Utility               Equity
						      Strategy             Balanced               Focus                Focus
(In thousands)                                        Portfolio            Portfolio              Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $               273  $                75  $                 4  $                17
 Mortality and Expense Charges (Note 3)                         (41)                  (6)                  (1)                  (8)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                  232                   69                    3                    9
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                            41                    7                    0                    6
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                143                   28                   24                 (116)
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                 184                   35                   24                 (110)
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                      416                  104                   27                 (101)
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                     369                   42                    2                   86
 Policy Loading, Net (Note 3)                                    (4)                  (5)                  (1)                   2
 Contract Owner Deaths                                           (7)                   0                    0                    0
 Contract Owner Terminations                                   (139)                 (62)                   0                   (1)
 Policy Loans, Net                                              (76)                   0                    0                    1
 Cost of Insurance                                              (66)                  (9)                  (1)                 (13)
 Policy Loan Processing Charges                                  (1)                   0                    0                    0
 Transfers Among Investment Divisions                           263                   68                   37                  408
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         339                   34                   37                  483
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         755                  138                   64                  382
Net Assets Beginning of Period                                3,895                  626                   84                  628
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $             4,650  $               764  $               148  $             1,010
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
							Global               Basic              Developing            Special
							Bond                 Value               Capital               Value
							Focus                Focus            Markets Focus            Focus
(In thousands)                                          Fund                 Fund                 Fund                 Fund
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 4  $               222  $                 9  $                3
 Mortality and Expense Charges (Note 3)                          (1)                 (25)                  (6)                 (1)
 Transaction Charges (Note 3)                                     0                    0                    0                   0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    3                  197                    3                   2
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                   82                   21                    2
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 (2)                 184                  (86)                   9
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  (2)                 266                  (65)                  11
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        1                  463                  (62)                  13
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       4                  166                   70                    3
 Policy Loading, Net (Note 3)                                     0                   (2)                   1                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                   (6)                  (3)                   0
 Policy Loans, Net                                                0                  (11)                  (2)                 (11)
 Cost of Insurance                                               (2)                 (35)                  (9)                  (2)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                             9                  776                  107                  113
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                          11                  888                  164                  103
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                          12                 1,351                 102                  116
Net Assets Beginning of Period                                   61                 2,010                 496                   58
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $                73  $              3,361 $               598  $               174
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
												   MFS
							Index               Premier              Emerging               MFS
							 500                 Growth               Growth              Research
(In thousands)                                          Fund               Portfolio              Series               Series
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                   (4)                  (1)                  (2)
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    0                   (4)                  (1)                  (2)
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             8                    2                    0                    1
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  4                   76                   22                   12
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  12                   78                   22                   13
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       12                   74                   21                   11
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       5                    5                    3                    4
 Policy Loading, Net (Note 3)                                     0                   (2)                   0                   (2)
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                   (6)                   0                   (7)
 Policy Loans, Net                                               (5)                   0                    0                    0
 Cost of Insurance                                               (1)                  (6)                  (2)                  (3)
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           170                  935                  396                  631
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         169                  926                  397                  623
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         181                1,000                  418                  634
Net Assets Beginning of Period                                    0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               181  $             1,000  $               418  $               634
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------
									      AIM
							 AIM               V.I. Capital
						      V.I. Value           Appreciation           1997                 1998
(In thousands)                                           Fund                 Fund                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                32  $                 4  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                          (3)                  (1)                   0                    0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                   29                    3                    0                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             1                    0                    1                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                 21                   (4)                  (1)                   2
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                  22                    3                    0                    0
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                       51                   (1)                   0                    2
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    2                    0                    0
 Policy Loading, Net (Note 3)                                    (1)                   0                    0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                     (1)                   0                    0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                               (6)                  (1)                   0                    0
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                           856                  334                   (6)                   0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                         850                  335                   (6)                   0
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                         901                  334                   (6)                   2
Net Assets Beginning of Period                                    0                    0                    6                   33
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $               901  $               334  $                 0  $                35
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------


							1999                 2000                 2003                 2004
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                   (1)                   0                    0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    0                   (1)                   0                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    1                    0                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  0                    5                    2                    2
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   0                    6                    2                    2
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        0                    5                    2                    2
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners
 Policy Loading, Net (Note 3)                                     2                    9                    0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                                0                    0                    0                    0
 Policy Loan Processing Charges                                   0                   (1)                   0                    0
 Transfers Among Investment Divisions                             0                    0                    0                    0
								  0                   (3)                   0                    0
  Net Increase (Decrease) in Net Assets         -------------------- -------------------- -------------------- --------------------
   Resulting from Contract Transactions
								  2                    5                    0                    0
						-------------------- -------------------- -------------------- --------------------
Total Increase (Decrease) in Net Assets
Net Assets Beginning of Period                                    2                   10                    2                    2
								  6                   79                   40                   21
Net Assets End of Period                        -------------------- -------------------- -------------------- --------------------
						$                 8  $                89  $                42  $                23
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

									      Divisions Investing In
						-----------------------------------------------------------------------------------


							2005                 2007                 2009                 2010
(In thousands)                                          Trust                Trust                Trust                Trust
						-------------------- -------------------- -------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                    0                    0                    0
 Transaction Charges (Note 3)                                     0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                    0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    0                    0                    0
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  4                    0                    1                    3
						-------------------- -------------------- -------------------- --------------------
 Net Gain (Loss) on Investments                                   4                    0                    1                    3
						-------------------- -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        4                    0                    1                    3
						-------------------- -------------------- -------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       2                    0                    2                    0
 Policy Loading, Net (Note 3)                                     0                    0                    0                    0
 Contract Owner Deaths                                            0                    0                    0                    0
 Contract Owner Terminations                                      0                    0                    0                    0
 Policy Loans, Net                                                0                    0                    0                    0
 Cost of Insurance                                                0                    0                    0                    0
 Policy Loan Processing Charges                                   0                    0                    0                    0
 Transfers Among Investment Divisions                             0                    0                    0                    0
						-------------------- -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           2                    0                    2                    0
						-------------------- -------------------- -------------------- --------------------

Total Increase (Decrease) in Net Assets                           6                    0                    3                    3
Net Assets Beginning of Period                                   34                    9                    7                   23
						-------------------- -------------------- -------------------- --------------------
Net Assets End of Period                        $                40  $                 9  $                10  $                26
						==================== ==================== ==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (continued)

							  Divisions Investing In
						-----------------------------------------


							2013                 2014
(In thousands)                                          Trust                Trust
						-------------------- --------------------
Investment Income (Loss):
 Reinvested Dividends (Note 2)                  $                 0  $                 0
 Mortality and Expense Charges (Note 3)                           0                   (1)
 Transaction Charges (Note 3)                                     0                    0
						-------------------- --------------------
  Net Investment Income (Loss)                                    0                   (1)
						-------------------- --------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses) (Note 2)                             0                    4
 Net Change in Unrealized Appreciation
  (Depreciation) During the Year                                  1                   19
						-------------------- --------------------
 Net Gain (Loss) on Investments                                   1                   23
						-------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                        1                   22
						-------------------- --------------------

Contract Transactions:
 Net Premiums Received from Contract Owners                       1                    5
 Policy Loading, Net (Note 3)                                     0                    1
 Contract Owner Deaths                                            0                    0
 Contract Owner Terminations                                      0                    0
 Policy Loans, Net                                                0                    0
 Cost of Insurance                                                0                   (1)
 Policy Loan Processing Charges                                   0                    0
 Transfers Among Investment Divisions                             0                   74
						-------------------- --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                           1                   79
						-------------------- --------------------

Total Increase (Decrease) in Net Assets                           2                  101
Net Assets Beginning of Period                                    4                   58
						-------------------- --------------------
Net Assets End of Period                        $                 6  $               159
						==================== ====================

See notes to financial statements


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
ML LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   ML of New York Variable Life Separate Account II ("Account"), a separate account of ML Life Insurance Company of New York ("ML of New York"), was established to support ML of New York's operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by New York State Insurance Law. ML of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of forty-two investment divisions (forty-three during the year). The investment divisions are as follows:

     Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.
     Merrill Lynch Variable Series Funds, Inc.: Nine of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable Funds is MLAM. The Capital Focus Fund and Global Growth Focus Fund commenced operations on July 21, 1999. Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special Value Focus Fund. The Fund's investment objective was not modified.
     Hotchkis & Wiley Variable Trust: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Hotchkis & Wiley Variable Trust ("H&W Trust"). The investment advisor to the fund of the H&W Trust is Hotchkis & Wiley, a division of MLAM. This investment division commenced operations on July 21, 1999.
     Mercury Asset Management V.I. Funds, Inc.: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Mercury Asset Management V.I. Funds, Inc. ("Mercury Funds"). The investment advisor to the fund of the Mercury Funds is Mercury Asset Management International Ltd., an indirect subsidiary of Merrill Lynch and Co. This investment division commenced operations on July 21, 1999.
     Alliance Variable Products Series Fund, Inc.: Two of the investment divisions invest in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. ("Alliance Variable Fund"). The investment advisor to the funds of the Alliance Variable Fund is Alliance Capital Management L.P. The Quasar Portfolio Fund commenced operations on July 21, 1999.
     MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.
     AIM Variable Insurance Funds: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds, Inc. ("AIM Variable Funds"). The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.
     The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L: Fifteen of the investment divisions (sixteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through L ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch & Co. The 2019 Trust commenced operations on July 21, 1999. The 1999 Trust matured on February 16, 1999.

     The assets of the Account are registered in the name of ML of New York. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business ML of New York may conduct.

     The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

     The net assets may not be less than the amount required under New York State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares/units held in the underlying funds/trusts, which value their investments at market value.

   Dividend income is recognized on the ex-dividend date. All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of ML of New York. Under the provisions of the Contracts, ML of New York has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, ML of New York pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, ML of New York retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of ML of New York (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   ML of New York assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   ML of New York makes certain deductions from each premium. The deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex, attained age of each insured and the Contract's net amount at risk.

   ML of New York pays all transaction charges to MLPF&S on the sale of Zero Trusts units to the Account. ML of New York deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.


4.UNIT VALUES

  The following is a summary of unit values and units outstanding for variable life insurance contracts and the expenses as a percentage of average net assets, excluding expenses of the underlying funds for each of the five years in the period ended December 31, 1999 or lesser time period, if applicable. Total return calculations represent the one year total return (or from inception to December 31 if less than one year) and do not reflect the cost of insurance charge.

								    Intermediate            Long-Term
						  Money              Government             Corporate              Capital
						 Reserve                Bond                  Bond                  Stock
  (In thousands, except unit values)            Portfolio             Portfolio             Portfolio             Portfolio
					  -------------------- ---------------------- --------------------- ---------------------
		    1999
  Units                                                    206                    25                     8                    37
  Unit Value                             $               31.29  $              46.52  $              53.11  $             109.89
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                             $               6,449  $              1,156  $                435  $              4,013

  Ratio of Expenses to
   Average Net Assets                                     0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.08%                -2.14%                -3.23%                30.45%

		    1998
  Units                                                    205                    24                     8                    35
  Unit Value                             $               30.06  $              47.54  $              54.88  $              84.24
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                             $               6,148  $              1,133  $                424  $              2,961


  Ratio of Expenses to
   Average Net Assets                                     0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.48%                 7.96%                 7.48%                14.52%

		    1997
  Units                                                    184                    10                     7                    33
  Unit Value                              $              28.77  $              44.03  $              51.06  $              73.56
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              5,291  $                429  $                334  $              2,436

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.50%                 7.44%                 7.82%                21.37%
  Total Return

		    1996

  Units                                                    112                     6                     3                    27
  Unit Value                              $              27.54  $              40.98  $              47.36  $              60.61
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              3,075  $                243  $                137  $              1,652

  Ratio of Expenses to                                    0.90%                 0.90%                 0.90%                 0.90%
    Average Net Assets                                    4.39%                 1.68%                 1.84%                15.48%
  Total Return

		    1995
  Units                                                     52                     4                     2                    14
  Unit Value                              $              26.38  $              40.31  $              46.51  $              52.48
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,370  $                174  $                 93  $                718

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            4.87%                17.80%                19.58%                19.64%


4.UNIT VALUES (continued)

						  Growth               Mutliple                High                Natural
						   Stock               Strategy               Yield               Resources
  (In thousands, except unit values)             Portfolio             Portfolio             Portfolio            Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     65                    67                    32                    13
  Unit Value                              $             109.87  $              52.87  $              30.87  $               9.92
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              7,151  $              3,530  $                983  $                130

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           37.74%                19.13%                 4.63%                24.37%

		    1998
  Units                                                     63                    68                    36                    18
  Unit Value                              $              79.77  $              44.38  $              29.50  $               7.98
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              5,035  $              3,012  $              1,060  $                145

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           36.94%                 9.83%                -6.04%               -14.34%

		    1997
  Units                                                     57                    68                    24                    17
  Unit Value                              $              58.25  $              40.41  $              31.40  $               9.31
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              3,341  $              2,745  $                755  $                157

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           32.55%                18.09%                 9.74%               -11.77%

		    1996
  Units                                                     43                    68                    14                    17
  Unit Value                              $              43.95  $              34.21  $              28.62  $              10.56
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,904  $              2,310  $                413  $                177

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           18.48%                13.28%                11.30%                13.68%

		    1995

  Units                                                     29                    59                     7                    14
  Unit Value                              $              37.09  $              30.20  $              25.71  $               9.29
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,062  $              1,789  $                177  $                128

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           34.13%                16.49%                16.07%                11.21%



4.UNIT VALUES (continued)

											      Global             International
						  Global                                      Utility               Equity
						 Strategy              Balanced               Focus                 Focus
  (In thousands, except unit values)             Portfolio             Portfolio              Fund                  Fund
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                    171                    34                    10                    75
  Unit Value                              $              32.90  $              31.71  $              22.60  $              14.87
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              5,618  $              1,065  $                216  $              1,115

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           20.06%                 7.58%                11.62%                36.39%

		    1998
  Units                                                    180                    35                    11                    91
  Unit Value                              $              27.40  $              29.48  $              20.25  $              10.90
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              4,939  $              1,018  $                218  $                988

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            8.51%                12.43%                22.94%                 6.83%

		    1997
  Units                                                    184                    29                     9                    99
  Unit Value                              $              25.25  $              26.22  $              16.47  $              10.20
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              4,650  $                764  $                148  $              1,010

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           10.72%                15.88%                24.77%                -5.41%

		    1996
  Units                                                    171                    28                     6                    58
  Unit Value                              $              22.81  $              22.62  $              13.20  $              10.79
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              3,895  $                626  $                 84  $                628

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           12.75%                 8.77%                11.94%                 5.65%

		    1995
  Units                                                    134                    16                     1                    33
  Unit Value                              $              20.23  $              20.80  $              11.79  $              10.21
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              2,713  $                337  $                 16  $                338

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            9.45%                20.50%                23.21%                 4.53%


4.UNIT VALUES (continued)

						  Global                 Basic               Developing             Special
						   Bond                  Value                Capital                Value
						   Focus                 Focus             Markets Focus             Focus
  (In thousands, except unit values)               Fund                  Fund                  Fund                  Fund
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                      7                   220                    55                    41
  Unit Value                              $              12.55  $              24.11  $              10.80  $              20.43
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 87  $              5,312  $                593  $                833

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           -9.01%                20.03%                64.03%                32.94%

		    1998
  Units                                                      5                   201                    58                    30
  Unit Value                              $              13.80  $              20.09  $               6.58  $              15.37
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 71  $              4,044  $                382  $                467

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           11.61%                 8.46%               -30.02%                -7.34%

		    1997
  Units                                                      6                   181                    63                    10
  Unit Value                              $              12.36  $              18.52  $               9.41  $              16.58
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 73  $              3,361  $                597  $                174

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            1.03%                19.54%                -7.37%                10.72%

		    1996
  Units                                                      5                   130                    49                     4
  Unit Value                              $              12.24  $              15.49  $              10.15  $              14.98
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 61  $              2,010  $                496  $                 58

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                            7.04%                19.60%                 9.58%                -4.42%

		    1995
  Units                                                      0                    58                    35         Division
  Unit Value                              $              11.43  $              12.96  $               9.27          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $                  6  $                748  $                329

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           15.65%                24.36%                -1.97%


4.UNIT VALUES (continued)

											      Global
						   Index                Capital               Growth             International
						   500                   Focus                 Focus                  VIP
  (In thousands, except unit values)               Fund                  Fund                  Fund                Portfolio
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     87                     0                     7                     9
  Unit Value                              $              20.27  $              10.38  $              14.79  $              11.47
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $              1,761  $                  4  $                108  $                106

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           19.41%                -2.50%                69.39%                15.84%

		    1998
  Units                                                     40         Division              Division              Division
  Unit Value                              $              16.97          was not               was not               was not
					  ---------------------        available             available             available
  Net Assets                              $                671

  Ratio of Expenses to
    Average Net Assets                                    0.90%
  Total Return                                           27.12%

		    1997
  Units                                                     14         Division              Division              Division
  Unit Value                              $              13.35          was not               was not               was not
					  ---------------------        available             available             available
  Net Assets                              $                181

  Ratio of Expenses to
    Average Net Assets                                    0.90%
  Total Return                                           32.84%

		    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1995
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return


4.UNIT VALUES (continued)

						  Mercury                                                             MFS
						 V.I. U.S.                                    Premier              Emerging
						 Large Cap              Quasar                Growth                Growth
  (In thousands, except unit values)               Fund                Portfolio             Portfolio              Series
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                     18                    10                   225                   104
  Unit Value                              $              12.04  $              10.26  $              25.51  $              27.67
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                218  $                102  $              5,737  $              2,888

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%                 0.90%
  Total Return                                           34.91%                20.46%                31.12%                75.13%

		    1998
  Units                                          Division              Division                        143                    82
  Unit Value                                      was not               was not       $              19.46  $              15.80
						 available             available      --------------------- ---------------------
  Net Assets                                                                          $              2,777  $              1,297

  Ratio of Expenses to
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       46.64%                32.95%

		    1997
  Units                                          Division              Division                         75                    35
  Unit Value                                      was not               was not       $              13.27  $              11.88
						 available             available      --------------------- ---------------------
  Net Assets                                                                          $              1,000  $                418

  Ratio of Expenses to
    Average Net Assets                                                                                0.90%                 0.90%
  Total Return                                                                                       34.01%                36.01%

		    1996
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return

		    1995
  Units                                          Division              Division              Division              Division
  Unit Value                                      was not               was not               was not               was not
						 available             available             available             available
  Net Assets

  Ratio of Expenses to
    Average Net Assets
  Total Return


4.UNIT VALUES (continued)

											       AIM
						    MFS                  AIM                V.I. Capital
						 Research             V.I. Value           Appreciation          1997
  (In thousands, except unit values)              Series                 Fund                  Fund              Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                    144                   188                    82         Division
  Unit Value                              $              18.06  $              21.24  $              19.11          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $              2,600  $              3,991  $              1,576

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.93%                28.73%                43.31%

		    1998
  Units                                                    103                   138                    59         Division
  Unit Value                              $              14.69  $              16.50  $              13.33          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $              1,511  $              2,273  $                781

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           22.28%                31.21%                18.23%

		    1997
  Units                                                     53                    72                    30         Division
  Unit Value                              $              12.01  $              12.58  $              11.28      matured during
					  --------------------- --------------------- ---------------------        the year
  Net Assets                              $                634  $                901  $                334

  Ratio of Expenses to
    Average Net Assets                                    0.90%                 0.90%                 0.90%
  Total Return                                           25.10%                28.42%                25.96%

		    1996
  Units                                          Division              Division              Division                          0
  Unit Value                                      was not               was not               was not       $              21.02
						 available             available             available      ---------------------
  Net Assets                                                                                                $                  6

  Ratio of Expenses to
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              3.83%

		    1995
  Units                                          Division              Division              Division                          0
  Unit Value                                      was not               was not               was not       $              20.24
  Net Assets                                     available             available             available      ---------------------
													    $                  4
  Ratio of Expenses to
    Average Net Assets                                                                                                      1.24%
  Total Return                                                                                                              9.41%


4.UNIT VALUES (continued)


						   1998                  1999                  2000                  2001
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                          Division              Division                          5                    16
  Unit Value                                      was not           matured during    $              21.23  $              46.93
						 available             the year       --------------------- ---------------------
  Net Assets                                                                          $                107  $                770

  Ratio of Expenses to
    Average Net Assets                                                                                1.24%                 1.24%
  Total Return                                                                                        3.22%                 1.77%

		    1998
  Units                                          Division                          0                     5                    17
  Unit Value                                  matured during    $              21.41  $              20.57  $              46.12
						 the year       --------------------- --------------------- ---------------------
  Net Assets                                                    $                  9  $                 99  $                785

  Ratio of Expenses to
    Average Net Assets                                                          1.24%                 1.24%                 1.24%
  Total Return                                                                  4.55%                 5.73%                 6.77%

		    1997
  Units                                                      2                     0                     5         Division
  Unit Value                              $              20.94  $              20.47  $              19.45          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $                 35  $                  8  $                 89

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%
  Total Return                                            4.39%                 4.87%                 5.51%

		    1996
  Units                                                      2                     0                     4         Division
  Unit Value                              $              20.06  $              19.52  $              18.44          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $                 33  $                  6  $                 79

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%
  Total Return                                            3.41%                 2.72%                 1.87%

		    1995
  Units                                                      2                     0                     4         Division
  Unit Value                              $              19.40  $              19.01  $              18.10          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $                 31  $                  5  $                 68

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%
  Total Return                                           12.35%                15.04%                17.54%


4.UNIT VALUES (continued)


						   2003                  2004                  2005                  2007
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                      0                     2                     1                     0
  Unit Value                              $               0.00  $              14.44  $              54.75  $              32.46
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  0  $                 23  $                 46  $                  9

  Ratio of Expenses to
    Average Net Assets                                      N/A                 1.24%                 1.24%                 1.24%
  Total Return                                              N/A                -3.74%                -5.33%                -8.49%

		    1998
  Units                                                      0                     2                     1                     0
  Unit Value                              $              75.91  $              15.00  $              57.84  $              35.48
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 37  $                 25  $                 35  $                 10

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            9.88%                10.31%                11.18%                13.39%

		    1997
  Units                                                      1                     2                     1                     0
  Unit Value                              $              69.09  $              13.60  $              52.02  $              31.29
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 42  $                 23  $                 40  $                  9

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                            8.45%                 9.06%                10.11%                11.95%

		    1996
  Units                                                      1                     2                     1                     0
  Unit Value                              $              63.70  $              12.47  $              47.25  $              27.95
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 40  $                 21  $                 34  $                  9

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -0.80%                -1.21%                -1.91%                -3.13%

		    1995
  Units                                                      1                     2                     0         Division
  Unit Value                              $              64.22  $              12.62  $              48.17          was not
					  --------------------- --------------------- ---------------------        available
  Net Assets                              $                 39  $                 22  $                 24

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%
  Total Return                                           26.24%                27.27%                29.68%


4.UNIT VALUES (continued)


						   2009                  2010                  2013                  2014
  (In thousands, except unit values)               Trust                 Trust                 Trust                 Trust
					  --------------------- --------------------- --------------------- ---------------------
		    1999
  Units                                                      0                     1                     1                    10
  Unit Value                              $               0.00  $              26.11  $              16.07  $              15.79
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  0  $                 27  $                  9  $                154

  Ratio of Expenses to
    Average Net Assets                                      N/A                 1.24%                 1.24%                 1.24%
  Total Return                                              N/A               -11.58%               -13.56%               -14.35%

		    1998
  Units                                                      0                     5                     0                    11
  Unit Value                              $               0.00  $              29.53  $              18.59  $              18.44
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  0  $                154  $                  9  $                206

  Ratio of Expenses to
    Average Net Assets                                      N/A                 1.24%                 1.24%                 1.24%
  Total Return                                              N/A                14.56%                14.20%                13.88%

		    1997
  Units                                                      0                     1                     0                    10
  Unit Value                              $              26.62  $              25.78  $              16.28  $              16.19
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                 10  $                 26  $                  6  $                159

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           13.80%                14.64%                18.22%                19.65%

		    1996
  Units                                                      0                     1                     0                     4
  Unit Value                              $              23.39  $              22.49  $              13.77  $              13.53
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  7  $                 23  $                  4  $                 58

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                 1.24%
  Total Return                                           -4.38%                -4.84%                -5.93%                -6.55%

		    1995
  Units                                                      0                     1                     0                     0
  Unit Value                              $              24.46  $              23.63  $              14.64  $               0.00
					  --------------------- --------------------- --------------------- ---------------------
  Net Assets                              $                  8  $                 25  $                  3  $                  0

  Ratio of Expenses to
    Average Net Assets                                    1.24%                 1.24%                 1.24%                   N/A
  Total Return                                           38.56%                40.46%                47.04%                   N/A

5.UNITS ISSUED AND REDEEMED

  Units issued and redeemed by the investment divisions during 1999, 1998 and 1997 were as follows:

								    Intermediate           Long-Term
						  Money              Government            Corporate             Capital
						 Reserve                Bond                 Bond                 Stock
  (In thousands)                                 Portfolio            Portfolio            Portfolio            Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                           112                    6                    3                   27
  Activity during 1997:
       Issued                                              847                    5                    4                   11
       Redeemed                                           (775)                  (1)                   0                   (5)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                         184                   10                    7                   33
  Activity during 1998:
       Issued                                              554                   15                    2                    6
       Redeemed                                           (533)                  (1)                  (1)                  (4)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         205                   24                    8                   35
  Activity during 1999:
       Issued                                              378                    3                    2                    6
       Redeemed                                           (377)                  (2)                  (2)                  (4)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         206                   25                    8                   37
					    ===================  ===================  ===================  ===================


						  Growth              Mutliple               High               Natural
						   Stock              Strategy              Yield               Resources
						 Portfolio            Portfolio            Portfolio            Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                            43                   68                   14                   17
  Activity during 1997:
       Issued                                               23                    8                   14                    4
       Redeemed                                             (9)                  (8)                  (4)                  (4)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          57                   68                   24                   17
  Activity during 1998:
       Issued                                               12                   24                   17                    2
       Redeemed                                             (6)                 (24)                  (5)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          63                   68                   36                   18
  Activity during 1997:
       Issued                                               10                    5                    6                    2
       Redeemed                                             (8)                  (6)                 (10)                  (7)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          65                   67                   32                   13
					    ===================  ===================  ===================  ===================

5.UNITS ISSUED AND REDEEMED (continued)

											    Global            International
						  Global                                    Utility              Equity
						 Strategy             Balanced              Focus                Focus
  (In thousands)                                 Portfolio            Portfolio              Fund                 Fund
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                           171                   28                    6                   58
  Activity during 1997:
       Issued                                               35                    6                    3                   54
       Redeemed                                            (22)                  (5)                   0                  (13)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                         184                   29                    9                   99
  Activity during 1998:
       Issued                                               34                    7                    2                   38
       Redeemed                                            (38)                  (1)                   0                  (46)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         180                   35                   11                   91
  Activity during 1999:
       Issued                                               13                    3                    4                    1
       Redeemed                                            (22)                  (4)                  (5)                 (17)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         171                   34                   10                   75
					    ===================  ===================  ===================  ===================



						  Global                Basic             Developing             Special
						   Bond                 Value              Capital                Value
						   Focus                Focus            Markets Focus            Focus
						   Fund                 Fund                 Fund                 Fund
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             5                  130                   49                    4
  Activity during 1997:
       Issued                                                2                   85                   34                    7
       Redeemed                                             (1)                 (34)                 (20)                  (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                           6                  181                   63                   10
  Activity during 1998:
       Issued                                                1                   52                   10                   22
       Redeemed                                             (2)                 (32)                 (15)                  (2)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           5                  201                   58                   30
  Activity during 1999:
       Issued                                                2                   55                    6                   13
       Redeemed                                              0                  (36)                  (9)                  (2)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           7                  220                   55                   41
					    ===================  ===================  ===================  ===================

5.UNIT VALUES (continued)

											    Global
						   Index               Capital              Growth            International
						   500                  Focus                Focus                 VIP
  (In thousands)                                   Fund                 Fund                 Fund               Portfolio
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                    0
  Activity during 1997:
     Issued                                                 22                    0                    0                    0
     Redeemed                                               (8)                   0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          14                    0                    0                    0
  Activity during 1998:
     Issued                                                 31                    0                    0                    0
     Redeemed                                               (5)                   0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                          40                    0                    0                    0
  Activity during 1999:
     Issued                                                 52                    4                    7                    9
     Redeemed                                               (5)                  (4)                   0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          87                    0                    7                    9
					    ===================  ===================  ===================  ===================


						  Mercury                                                          MFS
						 V.I. U.S.                                  Premier             Emerging
						 Large Cap             Quasar               Growth               Growth
						   Fund               Portfolio            Portfolio             Series
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                    0
  Activity during 1997:
     Issued                                                  0                    0                   75                   35
     Redeemed                                                0                    0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                           0                    0                   75                   35
  Activity during 1998:
     Issued                                                  0                    0                   95                   60
     Redeemed                                                0                    0                  (27)                 (13)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    0                  143                   82
  Activity during 1999:
     Issued                                                 18                   10                   98                   31
     Redeemed                                                0                    0                  (16)                  (9)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                          18                   10                  225                  104
					    ===================  ===================  ===================  ===================

5.UNIT VALUES (continued)

											     AIM
						    MFS                 AIM               V.I. Capital
						 Research            V.I. Value          Appreciation             1997
  (In thousands)                                  Series                Fund                 Fund                 Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             0                    0                    0                     0
  Activity during 1997:
       Issued                                               53                   72                   30                     0
       Redeemed                                              0                    0                    0                     0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                          53                   72                   30                     0
  Activity during 1998:
       Issued                                               57                   70                   30                     0
       Redeemed                                             (7)                  (4)                  (1)                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                         103                  138                   59                     0
  Activity during 1999:
       Issued                                               46                   55                   25                     0
       Redeemed                                             (5)                  (5)                  (2)                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                         144                  188                   82                     0
					    ===================  ===================  ===================  ===================


						   1998                 1999                 2000                 2001
						   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             2                    0                    4                    0
  Activity during 1997:
       Issued                                                0                    0                    1                    0
       Redeemed                                              0                    0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                           2                    0                    5                    0
  Activity during 1998:
       Issued                                                0                    0                    0                   17
       Redeemed                                             (2)                   0                    0                    0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    0                    5                   17
  Activity during 1999:
       Issued                                                0                    0                    0                    0
       Redeemed                                              0                    0                    0                   (1)
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           0                    0                    5                   16
					    ===================  ===================  ===================  ===================

5.UNIT VALUES (continued)


						   2003                 2004                 2005                 2007
  (In thousands)                                   Trust                Trust                Trust                Trust
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             1                    2                    1                   0
  Activity during 1997:
       Issued                                                0                    0                    0                   0
       Redeemed                                              0                    0                    0                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                           1                    2                    1                   0
  Activity during 1998:
       Issued                                                0                    0                    0                   0
       Redeemed                                             (1)                   0                    0                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           0                    2                    1                   0
  Activity during 1999:
       Issued                                                0                    0                    0                   0
       Redeemed                                              0                    0                    0                   0
					    -------------------  -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           0                    2                    1                   0
					    ===================  ===================  ===================  ===================


						   2010                 2013                 2014
						   Trust                Trust                Trust
					    -------------------  -------------------  -------------------
  Outstanding at January 1, 1997                             1                    0                    4
  Activity during 1997:
       Issued                                                0                    0                   11
       Redeemed                                              0                    0                   (5)
					    -------------------  -------------------  -------------------
  Outstanding at December 31, 1997                           1                    0                   10
  Activity during 1998:
       Issued                                                4                    0                    7
       Redeemed                                              0                    0                   (6)
					    -------------------  -------------------  -------------------
  Outstanding at December 31, 1998                           5                    0                   11
  Activity during 1999:
       Issued                                                4                    1                    0
       Redeemed                                             (8)                   0                   (1)
					    -------------------  -------------------  -------------------
  Outstanding at December 31, 1999                           1                    1                   10
					    ===================  ===================  ===================



INDEPENDENT AUDITORS' REPORT



The Board of Directors of
ML Life Insurance Company of New York:

We have audited the accompanying balance sheets of ML
Life Insurance Company of New York (the "Company"), a wholly owned subsidiary of Merrill Lynch Insurance
Group, Inc., as of December 31, 1999 and 1998, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended
December 31, 1999 in conformity with generally accepted accounting principles.




February 28, 2000

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1999 AND 1998
(Dollars in thousands, except common stock par value and shares)



ASSETS                                                                   1999                 1998
------                                                               ------------          ------------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1999 - $166,016; 1998 - $197,588)                 $  160,437           $   200,681
 Equity securities, at estimated fair value
   (cost: 1999 - $19,782; 1998 - $14,684)                                 16,992                13,718
 Policy loans on insurance contracts                                      88,165                88,083
                                                                     ------------          ------------
   Total Investments                                                     265,594               302,482


CASH AND CASH EQUIVALENTS                                                 34,195                18,707
ACCRUED INVESTMENT INCOME                                                  4,990                 4,968
DEFERRED POLICY ACQUISITION COSTS                                         29,703                29,742
FEDERAL INCOME TAXES - DEFERRED                                            3,892                     -
REINSURANCE RECEIVABLES                                                      153                   652
OTHER ASSETS                                                               3,292                 4,261
SEPARATE ACCOUNTS ASSETS                                               1,086,875               887,170
                                                                     ------------          ------------


TOTAL ASSETS                                                         $ 1,428,694           $ 1,247,982
                                                                     ============          ============


See accompanying notes to financial statements.




LIABILITIES AND STOCKHOLDER'S EQUITY                                     1999                  1998
------------------------------------                                 ------------          ------------

LIABILITIES:
 POLICYHOLDER LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                   $   248,016           $   269,246
   Claims and claims settlement expenses                                   3,762                 2,986
                                                                     ------------          ------------
     Total policyholder liabilities and accruals                         251,778               272,232

 OTHER POLICYHOLDER FUNDS                                                  1,195                 1,783
 FEDERAL INCOME TAXES - DEFERRED                                               -                   119
 FEDERAL INCOME TAXES - CURRENT                                            1,420                 1,347
 AFFILIATED PAYABLES - NET                                                 1,030                 1,253
 OTHER LIABILITIES                                                         2,414                 2,124
 SEPARATE ACCOUNTS LIABILITIES                                         1,086,875               887,170
                                                                     ------------          ------------
     Total Liabilities                                                 1,344,712             1,166,028
                                                                     ------------          ------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 220,000 shares
   authorized, issued and outstanding                                      2,200                 2,200
 Additional paid-in capital                                               66,259                66,259
 Retained earnings                                                        21,051                14,462
 Accumulated other comprehensive loss                                     (5,528)                 (967)
                                                                     ------------          ------------
     Total Stockholder's Equity                                           83,982                81,954
                                                                     ------------          ------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                           $ 1,428,694           $ 1,247,982
                                                                     ============          ============


ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.) STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)


                                                                         1999                 1998                   1997
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
  Net investment income                                              $    19,400           $    21,549           $    25,465
  Net realized investment gains (losses)                                  (3,100)               (1,998)                1,947
 Policy charge revenue                                                    17,307                15,484                13,064
                                                                     ------------          ------------          ------------
    Total Revenues                                                        33,607                35,035                40,476
                                                                     ------------          ------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                     12,013                13,832                14,532
 Market value adjustment expense                                             261                   567                   232
 Policy benefits (net of reinsurance recoveries: 1999 - $542
   1998 - $1,191; 1997 - $690)                                               632                 1,630                   781
 Reinsurance premium ceded                                                 1,822                 1,705                 1,584
 Amortization of deferred policy acquisition costs                         4,845                 5,759                 4,119
 Insurance expenses and taxes                                              4,195                 4,900                 4,563
                                                                     ------------          ------------          ------------
    Total Benefits and Expenses                                           23,768                28,393                25,811
                                                                     ------------          ------------          ------------
    Earnings Before Federal Income Tax Provision                           9,839                 6,642                14,665
                                                                     ------------          ------------          ------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                   4,805                 3,337                 2,905
 Deferred                                                                 (1,555)               (1,465)                2,068
                                                                     ------------          ------------          ------------
    Total Federal Income Tax Provision                                     3,250                 1,872                 4,973
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $     6,589           $     4,770           $     9,692
                                                                     ============          ============          ============


See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                         1999                 1998                  1997
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $     6,589           $     4,770           $     9,692
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE LOSS

 Net unrealized losses on available-for-sale securities:
   Net unrealized holding losses arising during the period               (14,221)               (4,329)                 (413)
   Reclassification adjustment for (gains) losses included
     in net earnings                                                       3,708                 1,994                (1,771)
                                                                     ------------          ------------          ------------
   Net unrealized losses on investment securities                        (10,513)               (2,335)               (2,184)

   Adjustments for:
     Policyholder liabilities                                              3,496                 1,417                   (70)
     Deferred federal income taxes                                         2,456                   321                   789
                                                                     ------------          ------------          ------------
 Total other comprehensive loss, net of tax                               (4,561)                 (597)               (1,465)
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $     2,028           $     4,173           $     8,227
                                                                     ============          ============          ============


See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)


                                                                                              Accumulated
                                                               Additional                        other           Total
                                                Common          paid-in        Retained      comprehensive    stockholder's
                                                 stock          capital        earnings      income (loss)       equity
                                              -----------     -----------     -----------    -------------    ------------
BALANCE, JANUARY 1, 1997                      $    2,200      $   72,040      $    9,219     $      1,095     $    84,554

 Dividend to Parent                                               (5,781)         (9,219)                         (15,000)
 Net earnings                                                                      9,692                            9,692
 Other comprehensive loss, net of tax                                                              (1,465)         (1,465)
                                              ------------    -----------     -----------    -------------    ------------
BALANCE, DECEMBER 31, 1997                          2,200         66,259           9,692             (370)         77,781

 Net earnings                                                                      4,770                            4,770
 Other comprehensive loss, net of tax                                                                (597)           (597)
                                              ------------    -----------     -----------    -------------    ------------
BALANCE, DECEMBER 31, 1998                          2,200         66,259          14,462             (967)         81,954

 Net earnings                                                                      6,589                            6,589
 Other comprehensive loss, net of tax                                                              (4,561)         (4,561)
                                              ------------    -----------     -----------    -------------    ------------
BALANCE, DECEMBER 31, 1999                    $     2,200     $   66,259      $   21,051     $     (5,528)    $    83,982
                                              ============    ===========     ===========    =============    ============

See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Dollars in thousands)

                                                                        1999                  1998                  1997
                                                                     ------------          ------------          ------------
Cash Flows From Operating Activities:
 Net earnings                                                        $     6,589           $     4,770           $     9,692
 Noncash items included in earnings:
   Amortization of deferred policy acquisition costs                       4,845                 5,759                 4,119
   Capitalization of policy acquisition costs                             (4,806)               (5,095)               (5,253)
   Amortization (accretion) of investments                                   429                  (262)                 (239)
   Interest credited to policyholders' account balances                   12,013                13,832                14,532
   Benefit for deferred Federal income tax                                (1,555)               (1,465)                2,068
 (Increase) decrease in operating assets:
   Accrued investment income                                                 (22)                  448                   536
   Other                                                                   1,451                (1,079)                1,800
 Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                                     776                   979                  (565)
   Other policyholder funds                                                 (588)                 (158)                  781
   Federal income taxes - current                                             73                  (908)                  156
   Affiliated payables                                                      (223)               (2,239)               (1,534)
   Other                                                                     290                   (31)                  506
 Other operating activities:
   Net realized investment (gains) losses                                  3,100                 1,998                (1,947)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by operating activities        22,372                16,549                24,652
                                                                     ------------          ------------          ------------
Cash Flow From Investing Activities:
 Proceeds from (payments for):
  Sales of available-for-sale securities                                 171,785               102,967                88,882
  Maturities of available-for-sale securities                             40,227                59,161                51,060
  Purchases of available-for-sale securities                            (189,067)             (119,611)             (120,965)
  Mortgage loans principal payments received                                   -                     -                 2,057
  Policy loans on insurance contracts                                        (82)                   80                (2,615)
                                                                     ------------          ------------          ------------
    Net cash and cash equivalents provided by investing activities        22,863                42,597                18,419
                                                                     ------------          ------------          ------------


See accompanying notes to financial statements.                                                                   (Continued)

ML LIFE INSURANCE COMPANY OF NEW YORK
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
(Continued) (Dollars in thousands)

                                                                         1999                  1998                  1997
                                                                     ------------          ------------          ------------
Cash Flows from Financing Activities:
 Proceeds from (payments for):
  Dividends paid to parent                                           $         -           $         -           $   (15,000)
  Policyholder deposits                                                   79,889                94,226               106,983
  Policyholder withdrawals (including transfers to/from
    separate accounts)                                                  (109,636)             (144,728)             (132,819)
                                                                     ------------          ------------          ------------
      Net cash and cash equivalents used by financing activites          (29,747)              (50,502)              (40,836)
                                                                     ------------          ------------          ------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                 15,488                 8,644                 2,235

CASH AND CASH EQUIVALENTS:
 Beginning of year                                                        18,707                10,063                 7,828
                                                                     ------------          ------------          ------------
 End of year                                                         $    34,195           $    18,707           $    10,063
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                              $     4,732           $     4,245           $     2,749
   Interest                                                                   85                   148                   494


See accompanying notes to financial statements.

ML LIFE INSURANCE COMPANY OF NEW YORK
(A wholly owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(DOLLARS IN THOUSANDS)

NOTE 1:   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: ML Life Insurance Company of New York (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co.,Inc.
 ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products including variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is licensed to sell insurance in nine states; however, it currently limits its marketing activities to the State of New York. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cashflows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

 Revenue Recognition: Revenues for the Company's interest sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risks and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale and are carried at estimated fair value with unrealized gains and losses included in stockholder's equity as a component of accumulated other comprehensive loss, net of tax. If management determines that a decline in the value of a security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss.

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans, the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded as a net realized investment loss.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                          1999         1998         1997
                       ----------   ----------   ----------
Beginning balance      $  12,784    $  16,550    $  17,151
Capitalized amounts        1,336          691          577
Interest accrued             959        1,241        1,651
Amortization              (2,683)      (5,698)      (2,829)
                       ----------   ----------   ----------
Ending balance         $  12,396    $  12,784    $  16,550
                       ==========   ==========   ==========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                  2000     $ 785
                  2001     $ 747
                  2002     $ 712
                  2003     $ 700
                  2004     $ 715

 Separate Accounts: Separate Accounts are established in conformity with New York State Insurance Law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products             4.00%
 Interest-sensitive deferred annuities        3.60% - 8.23%
 Immediate annuities                          3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: Liabilities for claims and claims settlement expenses equal the death benefit for claims that have been reported to the Company and an estimate based upon prior experience for unreported claims.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Accounting Pronouncements: In June 1999, the Financial Accounting Standards Board deferred for one year the effective date of the accounting and reporting requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The Company will adopt the provisions of SFAS No. 133 on January 1, 2001. The adoption of the standard is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                1999          1998
                                             -----------   -----------
  Assets:
   Fixed maturity securities (1)             $  160,437    $  200,681
   Equity securities (1)                         16,992        13,718
   Policy loans on insurance contracts (2)       88,165        88,083
   Cash and cash equivalents (3)                 34,195        18,707
   Separate Accounts assets (4)               1,086,875       887,170
                                             -----------   -----------
  Total financial instruments                $1,386,664    $1,208,359
                                             ===========   ===========

  (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value, having an amortized cost of $19,734 and $33,427, had an estimated fair value of $18,876 and $33,879, respectively.

  (2) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

  (3) The estimated fair value of cash and cash equivalents approximates the carrying value.

  (4) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.


NOTE 3:   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity and equity securities as of December 31 were:

                                                                            1999
                                              -----------------------------------------------------------------
                                                 Cost/             Gross            Gross            Estimated
                                               Amortized        Unrealized        Unrealized           Fair
                                                 Cost              Gains            Losses             Value
                                              -----------       -----------       -----------       -----------
Fixed maturity securities:
  Corporate debt securities                   $  128,239        $      600        $    4,558        $  124,281
  Mortgage-backed securities                       8,488               210                68             8,630
  U.S. government and agencies                    27,291               160             1,681            25,770
  Foreign governments                              1,998                 -               242             1,756
                                              -----------       -----------       -----------       -----------
    Total fixed maturity securities           $  166,016        $      970        $    6,549        $  160,437
                                              ===========       ===========       ===========       ===========
Equity securities:
  Non-redeemable preferred stocks             $   19,610        $       25        $    2,788        $   16,847
  Common stocks                                      172                 -                27               145
                                              -----------       -----------       -----------       -----------
    Total equity securities                   $   19,782        $       25        $    2,815        $   16,992
                                              ===========       ===========       ===========       ===========


                                                                            1998
                                              -----------------------------------------------------------------
                                                 Cost/             Gross            Gross            Estimated
                                               Amortized         Unrealized       Unrealized           Fair
                                                 Cost              Gains            Losses             Value
                                              -----------       -----------       -----------       -----------
Fixed maturity securities:
  Corporate debt securities                   $  159,421        $    3,404        $    1,224        $  161,601
  Mortgage-backed securities                      13,258               443                54            13,646
  U.S. government and agencies                    22,912               869                48            23,734
  Foreign governments                              1,997                 -               297             1,700
                                              -----------       -----------       -----------       -----------
   Total fixed maturity securities            $  197,588        $    4,716        $    1,623        $  200,681
                                              ===========       ===========       ===========       ===========
Equity securities:
  Non-redeemable preferred stocks             $   13,361        $       58        $      257        $   13,162
  Common stocks                                    1,323                 -               767               556
                                              -----------       -----------       -----------       -----------
   Total equity securities                    $   14,684        $       58        $    1,024        $   13,718
                                              ===========       ===========       ===========       ===========


The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by contractual maturity were:

                                                               Estimated
                                             Amortized           Fair
                                               Cost              Value
                                            -----------       -----------
Fixed maturity securities:
 Due in one year or less                    $   25,889        $   25,604
 Due after one year through five years          84,457            81,926
 Due after five years through ten years         23,956            22,216
 Due after ten years                            23,226            22,061
                                            -----------       -----------
                                               157,528           151,807
 Mortgage-backed securities                      8,488             8,630
                                            -----------       -----------
   Total fixed maturity securities          $  166,016        $  160,437
                                            ===========       ===========

Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31, 1999 by rating agency equivalent were:

                                                         Estimated
                                           Amortized       Fair
                                             Cost          Value
                                          -----------   -----------
 AAA                                      $   51,304    $   49,205
 AA                                            9,173         8,982
 A                                            53,218        51,402
 BBB                                          46,788        45,403
 Non-investment grade                          5,533         5,445
                                          -----------   -----------
   Total fixed maturity securities        $  166,016    $  160,437
                                          ===========   ===========

The Company has recorded certain adjustments to policyholders' account balances in conjunction with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes. The components of net unrealized gains
(losses) included in accumulated other comprehensive loss as of December 31 were as follows:
                                              1999         1998
                                          -----------   -----------
 Assets:
  Fixed maturity securities               $   (5,579)   $    3,093
  Equity securities                           (2,790)         (966)
  Other assets                                   (17)            -
  Federal income taxes - deferred              2,977             -
                                          -----------   -----------
                                              (5,409)        2,127
                                          -----------   -----------
 Liabilities:
  Policyholders' account balances                119         3,615
  Federal income taxes - deferred                  -          (521)
                                          -----------   -----------
                                                 119         3,094
                                          -----------   -----------
 Stockholder's equity:
  Accumulated other comprehensive loss    $   (5,528)   $     (967)
                                          ===========   ===========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
December 31 were:

                                      1999       1998       1997
                                    --------   --------   --------
 Proceeds                           $171,785   $102,967   $ 88,882
 Gross realized investment gains       1,357      2,096      4,077
 Gross realized investment lossess     4,457      4,094      2,130


The company owned investment securities of $989 and $1,104 that were deposited with insurance regulatory authorities at December
31, 1999 and 1998, respectively.

Excluding investments in U.S. Government and Agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income arose from the following sources for the years ended December 31:

                                        1999          1998          1997
                                     -----------   -----------   -----------
 Fixed maturity securities           $   12,921    $   16,244    $   19,815
 Equity securities                        1,637           734           761
 Mortgage loans                               -             -            81
 Policy loans on insurance contracts      4,362         4,316         4,333
 Cash and cash equivalents                  932           761         1,293
 Other                                       29            29            65
                                     -----------   -----------   -----------
 Gross investment income                 19,881        22,084        26,348
 Less investment expenses                  (481)         (535)         (883)
                                     -----------   -----------   -----------
 Net investment income               $   19,400    $   21,549    $   25,465
                                     ===========   ===========   ===========

 Net realized investment gains (losses), including changes in valuation allowances, for the years ended December 31:

                                             1999         1998         1997
                                          ----------   ----------   ----------
  Fixed maturity securities               $  (1,938)   $  (1,944)   $  (1,268)
  Equity securities                          (1,162)         (54)       3,215
                                          ----------   ----------   ----------
  Net realized investment gains (losses)  $  (3,100)   $  (1,998)   $  (1,947)
                                          ==========   ==========   ==========

NOTE 4:  FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before federal income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                       1999          1998          1997
                                                    -----------   -----------   -----------
  Provision for income taxes computed at Federal
   statutory rate                                   $    3,444    $    2,325    $    5,133
  Decrease in income taxes resulting from:
      Dividend received deduction                         (129)         (300)         (160)
      Foreign tax credit                                   (65)         (153)            -
                                                    -----------   -----------   -----------
        Federal income tax provision                $    3,250    $    1,872    $    4,973
                                                    ===========   ===========   ===========

 The Federal statutory rate for each of the three years in the period ended December 31, 1999 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:


                                                       1999          1998          1997
                                                    -----------   -----------   -----------
  Deferred policy acquisition costs                 $      332    $     (158)   $      315
  Policyholders' account balances                         (793)         (659)         (140)
  Liability for guaranty fund assessments                    -             -           (50)
  Investment adjustments                                (1,113)         (629)        1,943
  Other                                                     19           (19)            -
                                                    -----------   -----------   -----------
  Deferred Federal income tax provision (benefit)   $   (1,555)   $   (1,465)   $    2,068
                                                    ===========   ===========   ===========

 Deferred tax assets and liabilities as of December 31 are
 determined as follows:
                                             1999          1998
                                          -----------   -----------
  Deferred tax assets:
   Policyholders' account balances        $    5,816    $    5,023
   Investment adjustments                      1,738           625
   Net unrealized investment loss              2,977           521
   Other                                           -            19
                                          -----------   -----------
      Total deferred tax assets               10,531         6,188
                                          -----------   -----------

  Deferred tax liabilities:
   Deferred policy acquisition costs           6,639         6,307
                                          -----------   -----------
      Net deferred tax asset (liability)  $    3,892    $     (119)
                                          ===========   ===========

 The Company anticipates that all deferred tax assets will be realized, therefore no valuation allowance has been provided.

NOTE 5: REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $300 on single life policies and $500 on joint life policies.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit, trust agreements and funds withheld totaling $131 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1999, the Company had the following life insurance inforce:

                                                                                       Percentage
                                                Ceded to       Assumed                 of amount
                                    Gross         other       from other     Net       assumed to
                                    amount      companies     companies     amount         net
                                 -----------   -----------   -----------  -----------  -----------
    Life insurance in force      $  956,359    $  157,279    $  938,882   $1,737,962       54%


NOTE 6: RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG, in relation to this service agreement, are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $4,199, $4,767 and $4,305 for 1999, 1998 and 1997 respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $54, $69 and $64 for 1999, 1998 and 1997, respectively.
 Intercompany interest is included in net investment income.

 The Company and Merrill Lynch Asset Management, LP ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $149, $157 and $159 for 1999, 1998 and 1997, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $3,069, $3,798 and $4,130 for 1999, 1998 and 1997, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 In connection with the acquisition of a block of variable life insurance business from Monarch Life Insurance Company ("Monarch Life"), the Company borrowed funds from Merrill Lynch & Co. to partially finance the transaction. As of December 31, 1999 and 1998, the outstanding loan balance was $290 and $434, respectively. Repayments made on this loan during 1999, 1998 and 1997 were $144, $722 and $1,919, respectively. Loan interest was calculated at LIBOR plus 150 basis points. Intercompany interest paid during 1999, 1998 and 1997 was $31, $79 and $359, respectively.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 7:  STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 Notice of intention to declare a dividend must be filed with the New York Superintendent of Insurance who may disallow the payment. During 1999 and 1998, no dividend request was filed. During 1997, the Company paid a dividend of $15,000 to MLIG. Statutory capital and surplus at December 31, 1999 and 1998, was $61,717 and $55,851, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, there is no provision for deferred income taxes, and securities are valued on a different basis. The Company's statutory net income for 1999, 1998 and 1997 was $9,030, $5,405 and $9,888, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1999, and 1998, based on the RBC formula, the Company's total adjusted capital level was in excess of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of New York will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

 The New York Insurance Department has recently concluded the fieldwork for the Company's normal triennial examination for the period ended December 31, 1998. At this time, the Company is awaiting the results of the examination. Management believes that the results of the examination will not have a material impact on the Company's statutory financial statements.

NOTE 8: COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). Based upon the public information available at this time, management believes the Company has no material financial obligations to state guaranty associations.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 9. SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life insurance products. The Company's Annuity segment consists of variable annuities and interest-sensitive annuities.

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, the marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and the earnings on those assets that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1999                                         Insurance         Annuities           Other             Total
 ------                                       -----------       -----------       -----------       -----------
Net interest spread (a)                       $    1,640        $    3,108        $    2,639        $    7,387
Other revenues                                     8,453             5,873              (119)           14,207
                                              -----------       -----------       -----------       -----------
Net revenues                                      10,093             8,981             2,520            21,594
                                              -----------       -----------       -----------       -----------

Policy benefits                                      618                14                 -               632
Reinsurance premium ceded                          1,822                 -                 -             1,822
Amortization of deferred policy
  acquisition costs                                2,100             2,745                 -             4,845
Other non-interest expenses                        1,662             2,794                 -             4,456
                                              -----------       -----------       -----------       -----------
Total non-interest expenses                        6,202             5,553                 -            11,755
                                              -----------       -----------       -----------       -----------
Net earnings before Federal income
  tax provision                                    3,891             3,428             2,520             9,839
Income tax expense                                 1,332             1,036               882             3,250
                                              -----------       -----------       -----------       -----------
Net earnings                                  $    2,559        $    2,392        $    1,638        $    6,589
                                              ===========       ===========       ===========       ===========
Balance Sheet Information:

Total assets                                  $  519,774        $  862,187        $   46,733        $1,428,694
Deferred policy acquisition costs                 15,082            14,621                 -            29,703
Policyholder liabilities and accruals            103,146           148,632                 -           251,778
Other policyholder funds                             633               562                 -             1,195



                                                 Life
  1998                                         Insurance         Annuities           Other             Total
 ------                                       -----------       -----------       -----------       -----------
Net interest spread (a)                       $      789        $    3,876        $    3,052        $    7,717
Other revenues                                     8,472             5,377              (363)           13,486
                                              -----------       -----------       -----------       -----------
Net revenues                                       9,261             9,253             2,689            21,203
                                              -----------       -----------       -----------       -----------

Policy benefits                                    1,570                60                 -             1,630
Reinsurance premium ceded                          1,705                 -                 -             1,705
Amortization of deferred policy
  acquisition costs                                3,571             2,188                 -             5,759
Other non-interest expenses                        1,973             3,494                 -             5,467
                                              -----------       -----------       -----------       -----------
Total non-interest expenses                        8,819             5,742                 -            14,561
                                              -----------       -----------       -----------       -----------
Net earnings before Federal income
  tax provision (benefit)                            442             3,511             2,689             6,642
Income tax expense (benefit)                          (7)              938               941             1,872
                                              -----------       -----------       -----------       -----------
Net earnings                                  $      449        $    2,573        $    1,748        $    4,770
                                              ===========       ===========       ===========       ===========
Balance Sheet Information:

Total assets                                  $  484,322        $  720,478        $   43,182        $1,247,982
Deferred policy acquisition costs                 15,325            14,417                 -            29,742
Policyholder liabilities and accruals            103,926           168,306                 -           272,232
Other policyholder funds                           1,319               464                 -             1,783


                                                 Life
  1997                                         Insurance         Annuities           Other             Total
 ------                                       -----------       -----------       -----------       -----------
Net interest spread (a)                       $    1,399        $    6,060        $    3,474        $   10,933
Other revenues                                     7,759             7,172                80            15,011
                                              -----------       -----------       -----------       -----------
Net revenues                                       9,158            13,232             3,554            25,944
                                              -----------       -----------       -----------       -----------

Policy benefits                                      781                 -                 -               781
Reinsurance premium ceded                          1,584                 -                 -             1,584
Amortization of deferred policy
  acquisition costs                                1,992             2,127                 -             4,119
Other non-interest expenses                        1,747             3,048                 -             4,795
                                              -----------       -----------       -----------       -----------
Total non-interest expenses                        6,104             5,175                 -            11,279
                                              -----------       -----------       -----------       -----------
Net earnings before Federal income
  tax provision                                    3,054             8,057             3,554            14,665
Income tax expense                                   987             2,742             1,244             4,973
                                              -----------       -----------       -----------       -----------
Net earnings                                  $    2,067        $    5,315        $    2,310        $    9,692
                                              ===========       ===========       ===========       ===========
Balance Sheet Information:

Total assets                                  $  456,240        $  635,673        $   46,668        $1,138,581
Deferred policy acquisition costs                 17,506            12,900                 -            30,406
Policyholder liabilities and accruals            103,677           205,663                 -           309,340
Other policyholder funds                             974               967                 -             1,941


 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.

 The table below summarizes the Company's net revenues by product for 1999, 1998 and 1997:

                                        1999         1998         1997
                                     ----------   ----------   ----------
  Life Insurance
    Variable life                    $   9,656    $   9,045    $   8,828
    Interest-sensitive whole life          437          216          330
                                     ----------   ----------   ----------
      Total Life Insurance              10,093        9,261        9,158
                                     ----------   ----------   ----------
  Annuities
    Variable annuities                   8,291        6,240        4,673
    Interest-sensitive annuities           690        3,013        8,559
                                     ----------   ----------   ----------
      Total Annuities                    8,981        9,253       13,232
                                     ----------   ----------   ----------
  Other                                  2,520        2,689        3,554
                                     ----------   ----------   ----------
  Total                              $  21,594    $  21,203    $  25,944
                                     ==========   ==========   ==========

* * * * * *

                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

    ML Life Insurance Company of New York's By-Laws provide, in Article VII,
Section 7.1 as follows:

    INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

        a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

        b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

        c) the related expenses of any such person in any other of said categories may be advanced by the Company.

    Any persons serving as an officer, director or trustee of a corporation, trust or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

    Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

NEW YORK BUSINESS CORPORATION LAW

    In addition, Sections 722, 723 and 724 of the New York Business Corporation Law generally provide that a corporation has the power (and in some instances the obligation) to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

    Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

    ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.


               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                             OFFICERS AND DIRECTORS
                             AS OF OCTOBER 19, 1999


                                   DIRECTORS


                                John L. Steffens
                               E. Stanley O'Neal
                               George A. Schieren


                                    OFFICERS


John L. Steffens                          Chairman of the Board and Chief
                                          Executive Officer
George A. Schieren                        General Counsel
John C. Stomber                           Treasurer
Andrea L. Dulberg                         Secretary


                           EXECUTIVE VICE PRESIDENTS

Thomas W. Davis                           E. Stanley O'Neal
Barry S. Friedberg                        Thomas H. Patrick
Edward L. Goldberg                        Winthrop H. Smith, Jr.
Jerome P. Kenney                          Roger M. Vasey

                             SENIOR VICE PRESIDENTS


Harry P. Allex                       Michael J.P. Marks                   Robert D. Sherman
Daniel H. Bayly                      G. Kelly Martin                      James F. Shoaf
Rosemary T. Berkery                  Robert J. McCann                     Howard P. Sorgen
Michael J. Castellano                John T. McGowan                      John C. Stomber
Michael R. Cowan                     Andrew J. Melnick                    G. Stephen Thoma
Richard A. Dunn                      Athanassios N. Michas                Arthur L. Thomas
Ahmass L. Fakahany                   Joseph H. Moglia                     Anthony J. Vespa
Richard M. Fuscone                   Carlos M. Morales                    Kevan V. Watts
Donald N. Gershuny                   Hisashi Moriya                       Madeline A. Weinstein
J. Michael Giles                     Thomas O. Muller III                 Joseph T. Willett
Mark B. Goldfus                      Daniel T. Napoli
Allen N. Jones                       John Qua
Theresa Lang                         George A. Schieren
                                     Howard A. Shallcross


                             FIRST VICE PRESIDENTS


Charles P. Borkowski, Jr.                 Lawrence W. Roberts
Matthias B. Bowman                        Eric M. Rosenberg
Richard M. Drew                           Stanley Schaefer
Harry J. Ferguson                         Barry G. Skolnick
Richard K. Gordon                         Arthur H. Sobel
Brian C. Henderson                        Kenneth S. Spirer
Michael Koeneke                           John B. Sprung
Jack Levy                                 Paul A. Stein
Frank M. Macioce, Jr.                     Nathan C. Thorne
Donald N. Malawsky                        James R. Vallone
Barry J. Mandel

VICE PRESIDENTS                           ASSISTANT VICE PRESIDENTS
Leonard E. Accardo                        Gregory R. Krolikowski
Rudley B. Anthony                         Edward A. Mallaney
Joseph A. Boccuzzi                        ASSISTANT SECRETARIES
Robert G. Dieckmann                       Darryl W. Colletti
Freddy Enriquez                           Lawrence M. Egan, Jr.
Edward J. Gallagher, Jr.                  Andrea Lowenthal
Scott C. Harrison                         Margaret E. Nelson
Peter C. Lee
Richard D. Lilleston
Daniel R. Mayo
Avadhesh K. Nigam
David D. Northrop
George A. Ruth
John M. Sabatino
Michael S. Schreier
John P. Smith

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

    The facing sheet.


    The Prospectus consisting of 115 pages.


    Undertaking to file reports.

    Rule 484 Undertaking.

    Representation Pursuant to Section 26(e).

    The signatures.

    Written Consents of the Following Persons:

        (a) Barry G. Skolnick, Esq.

        (b) Joseph E. Crowne, Jr., F.S.A.

        (c) Sutherland Asbill & Brennan LLP

        (d) Deloitte & Touche LLP, Independent Auditors

    The following Exhibits:

1.A. (1)             Resolution of the Board of Directors of ML Life Insurance
                     Company of New York establishing the Separate Account
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

     (2)             Not applicable

     (3)(a)          Distribution Agreement between ML Life Insurance Company of
                     New York and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-61672 Filed April 29, 1997)

     (b)             Amended Sales Agreement between ML Life Insurance Company of
                     New York and Merrill Lynch Life Agency Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-61672 Filed April 29, 1997)

     (c)             Schedules of Sales Commissions. See Exhibit A(3)(b)

     (4)             Not applicable

     (5)(a) (1)      Modified Flexible Premium Variable Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 6 to Form S-6 Registration No. 33-51702 Filed
                     April 29, 1997)

            (2)      Modified Flexible Premium Joint and Last Survivor Variable
                     Life Insurance Policy (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

     (b)    (1)      Backdating Endorsement (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

            (2) Guarantee of Insurability Rider (Incorporated by Reference to Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

            (3)      Single Premium Immediate Annuity Rider (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-51702 Filed April 29, 1997)

            (4)      Flexible Premium Joint and Last Survivor Partial Withdrawal
                     Rider for use with Modified Flexible Premium Joint and Last
                     Survivor Variable Life Insurance Policy (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-51702 Filed April 29, 1997)

            (5)      Flexible Premium Partial Withdrawal Rider for use with
                     Modified Flexible Premium Variable Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 6 to Form S-6 Registration No. 33-51702 Filed
                     April 29, 1997)

            (6)      Change of Insured Rider for use with Flexible Premium
                     Variable Life Insurance Policy (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

            (6)(a)   Charter of ML Life Insurance Company of New York
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

            (b)      By-Laws of ML Life Insurance Company of New York
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

            (7)      Not applicable

            (8)(a)   Agreement between ML Life Insurance Company of New York and
                     Merrill Lynch Funds Distributor, Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-61672 Filed April 29, 1997)

            (b)      Agreement between ML Life Insurance Company of New York and
                     Merrill Lynch, Pierce, Fenner & Smith Incorporated
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

            (c)      Participation Agreement among Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York and Monarch
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 3 to Form S-6
                     Registration No. 33-61670 Filed April 27, 1994)

            (d)      Management Agreement between Royal Tandem Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-61672 Filed
                     April 29, 1997)

            (e)      Form of Participation Agreement among Merrill Lynch Life
                     Insurance Company, ML Life Insurance Company of New York and
                     Family Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 3 to Form S-6
                     Registration No. 33-55472 Filed April 27, 1994)

            (f)      Form of Participation Agreement Among ML Life Insurance
                     Company of New York, Alliance Capital Management L.P., and
                     Alliance Fund Distributors, Inc. (Incorporated by Reference to ML Life of New York Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 10 to Form N-4 Registration
                     No. 33-43654 Filed December 9, 1996)

            (g)      Form of Participation Agreement Among MFS Variable Insurance
                     Trust, ML Life Insurance Company of New York, and
                     Massachusetts Financial Services Company (Incorporated by
                     Reference to ML Life of New York Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 10 to Form N-4
                     Registration No. 33-43654 Filed December 9, 1996)

            (h)      Participation Agreement By and Among AIM Variable Insurance
                     Funds, Inc., AIM Distributors, Inc., and ML Life Insurance
                     Company of New York (Incorporated by Reference to ML Life of
                     New York Variable Annuity Separate Account A's Post-
                     Effective Amendment No. 11 to Form N-4 Registration
                     No. 33-43654 Filed April 24, 1997)

            (i)      Form of Participation Agreement among ML Life Insurance
                     Company of New York, Hotchkis and Wiley Variable Trust, and
                     Hotchkis and Wiley (Incorporated by reference to ML of New
                     York Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 12 to Form N-4 Registration No. 33-43654 Filed
                     May 1, 1998)

            (j)      Form of Participation Agreement between ML Life Insurance
                     Company of New York and Mercury Asset Management V.I. Funds,
                     Inc. (Incorporated by reference to ML of New York Variable
                     Annuity Separate Account A's Post-Effective Amendment
                     No. 14 to Form N-4 Registration No. 33-43654 Filed
                     April 16, 1999)

            (k)      Form of Participation Agreement Between Merrill Lynch
                     Variable Series Funds, Inc. and ML Life Insurance Company of
                     New York (Incorporated by Reference to ML of New York
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 10 to Form N-4, Registration No. 33-43654
                     Filed December 9, 1996).

            (l)      Form of Amendment to Participation Agreement Between Merrill
                     Lynch Variable Series Funds, Inc. and ML Life Insurance
                     Company of New York (Incorporated by Reference to ML of New
                     York Variable Annuity Separate Account A's Registration
                     Statement on Form N-4, Registration No. 333-34894 Filed
                     April 17, 2000.)

            (m)      Amendment to the Participation Agreement By and Among AIM
                     Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                     ML Life Insurance Company of New York. (Incorporated by
                     Reference to ML of New York Variable Annuity Separate
                     Account A's Registration Statement on Form N-4, Registration
                     No. 333-34894 Filed April 17, 2000.)

            (n)      Form of Amendment to Participation Agreement Among ML Life
                     Insurance Company of New York, Alliance Capital Management
                     L.P., and Alliance Fund Distributors, Inc. (Incorporated by
                     Reference to ML of New York Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 12 to Form N-4,
                     Registration No. 33-43654 Filed May 1, 1998.)

            (o)      Amendment to the Participation Agreement Among ML Life
                     Insurance Company of New York, Alliance Capital Management
                     L.P., and Alliance Fund Distributors, Inc. Dated June 5,
                     1998. (Incorporated by Reference to ML of New York Variable
                     Life Separate Account II's Post-Effective Amendment No. 9 to
                     Form S-6, Registration No. 33-51702 Filed April 28, 2000.)

            (p)      Amendment to the Participation Agreement Among ML Life
                     Insurance Company of New York, Alliance Capital Management
                     L.P., and Alliance Fund Distributors, Inc. Dated July 22,
                     1999. (Incorporated by Reference to ML of New York Variable
                     Life Separate Account II's Post-Effective Amendment No. 9 to
                     Form S-6, Registration No. 33-51702 Filed April 28, 2000.)

            (q)      Amendment to Participation Agreement Between ML Life
                     Insurance Company of New York and Hotchkis and Wiley
                     Variable Trust Dated July 22, 1999. (Incorporated by
                     Reference to ML of New York Variable Life Separate Account
                     II's Post-Effective Amendment No. 9 to Form S-6,
                     Registration No. 33-51702 Filed April 28, 2000.)

            (9)(a)   Service Agreement between Tandem Financial Group, Inc. and
                     Royal Tandem Life Insurance Company (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-61672 Filed April 29, 1997)

            (b)      Service Agreement between ML Life Insurance Company of New
                     York and Merrill Lynch Life Insurance Company (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8
                     to Form S-6 Registration No. 33-61672 Filed April 29, 1997)

            (10)(a)  Variable Life Insurance Application (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-51702 Filed April 29, 1997)

            (b)      Variable Life Insurance Supplemental Application 1
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 6 to Form S-6 Registration No. 33-51702 Filed
                     April 29, 1997)

            (c)      Application for Additional Payment for Variable Life
                     Insurance (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 6 to Form S-6 Registration
                     No. 33-51702 Filed April 29, 1997)

            (d)      Application for Reinstatement (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6
                     Registration No. 33-51702 Filed April 29, 1997)

            (e)      Modified Flexible Premium Variable Life Insurance Policy
                     (Form No. MFP87(NY) (7/94)) (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-51702 Filed April 28, 1995)

            (f)      Modified Flexible Premium Joint and Last Survivor Variable
                     Life Insurance Policy (Form No. MFPLS87(NY) (7/94))
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 4 to Form S-6 Registration No. 33-51702 Filed
                     April 28, 1995)

            (11)(a)  Memorandum describing ML Life Insurance Company of New
                     York's Issuance, Transfer and Redemption Procedures
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 2 to Form S-6 Registration No. 33-51794 Filed
                     March 1, 1994)

            (b)      Supplement to Memorandum describing ML Life Insurance
                     Company of New York's Issuance, Transfer and Redemption
                     Procedures (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration
                     No. 33-61672 Filed April 29, 1997)

2.                   See Exhibit 1.A.(5)

3. Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to
                     Form S-6 Registration No. 33-51794 Filed April 25, 1996)

4.                   Not applicable

5.                   Not applicable

6. Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered

7.          (a)      Power of Attorney of Frederick J.C. Butler (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (b)      Power of Attorney of Michael P. Cogswell (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (c)      Power of Attorney of Sandra K. Cox (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (d)      Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (e)      Power of Attorney of David E. Dunford (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (f)      Power of Attorney of Francis X. Ervin, Jr. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 5 to
                     Form S-6 Registration No. 33-51794 Filed April 25, 1996)

            (g)      Power of Attorney of Gail R. Farkas (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 5 to
                     Form S-6 Registration No. 33-51794 Filed April 25, 1996)

            (h)      Power of Attorney of John C.R. Hele (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (i)      Power of Attorney of Robert L. Israeloff (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Registrant's Form S-6 Registration No. 33-61670 Filed March
                     1, 1994)

            (j)      Power of Attorney of Allen N. Jones (Incorporated by
                     Reference to ML Life of New York Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 11 to Form N-4
                     Registration No. 33-43654 Filed April 24, 1997)

            (k)      Power of Attorney of Cynthia L. Kahn (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (l)      Power of Attorney of Robert A. King (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (m)      Power of Attorney of Stanley C. Peterson (Incorporated by
                     Reference to ML Life Insurance Company of New York's
                     Registration Statement on Form S-1 Registration
                     No. 333-48983 Filed March 31, 1998)

            (n)      Power of Attorney of Irving M. Pollack (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (o)      Power of Attorney of Barry G. Skolnick (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (p)      Power of Attorney of Anthony J. Vespa (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-61670 Filed March 1, 1994)

            (q)      Power of Attorney of Richard M. Drew

8.          (a)      Written Consent of Barry G. Skolnick, Esq.

            (b)      Written Consent of Joseph E. Crowne, Jr., F.S.A. (See
                     Exhibit 6)

            (c)      Written Consent of Sutherland Asbill & Brennan LLP

            (d)      Written Consent of Deloitte & Touche LLP, Independent
                     Auditors

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, ML of New York Variable Life Separate Account II, hereby certifies that this Post-Effective Amendment No. 9 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 24th day of April 2000.


                ML of New York Variable Life Separate Account II
                                  (Registrant)

                   By: ML Life Insurance Company of New York
                                  (Depositor)

Attest:   /s/ Edward W. Diffin, Jr.          By:   /s/ Barry G. Skolnick
          --------------------------------         --------------------------------
          Edward W. Diffin, Jr.                    Barry G. Skolnick
          Vice President                           Senior Vice President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 2000.


          SIGNATURE                                 TITLE
          ---------                                 -----
              *
------------------------------  Chairman of the Board, President, and Chief
       Anthony J. Vespa           Executive Officer

              *                 Director, Senior Vice President, Chief
------------------------------    Financial Officer, Chief Actuary, and
    Joseph E. Crowne, Jr.         Treasurer

              *
------------------------------  Director, Senior Vice President, and Chief
       David M. Dunford           Investment Officer

              *
------------------------------  Director and Senior Vice President
        Gail R. Farkas

              *
------------------------------  Director, Vice President, and Senior Counsel
     Michael P. Cogswell

              *
------------------------------  Director
    Frederick J.C. Butler

          SIGNATURE                                 TITLE
          ---------                                 -----
              *
------------------------------  Director
       Richard M. Drew

              *
------------------------------  Director
     Robert L. Israeloff

              *
------------------------------  Director
        Allen N. Jones

              *
------------------------------  Director
        Robert A. King

              *
------------------------------  Director
     Stanley C. Peterson

              *
------------------------------  Director
      Irving M. Pollack

              *
------------------------------  Director
     Cynthia Kahn Sherman



*By:    /s/ Barry G. Skolnick    In his own capacity as Director, Senior Vice
      -------------------------    President, Secretary, General Counsel, and
          Barry G. Skolnick        as Attorney-In-Fact

                                 EXHIBIT INDEX


6. Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered

7.(q)  Power of Attorney of Richard M. Drew

8.(a)  Written Consent of Barry G. Skolnick, Esq.

8.(c)  Written Consent of Sutherland Asbill & Brennan LLP

8.(d)  Written Consent of Deloitte & Touche LLP, Independent
       Auditors